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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07452
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 12/31
Date of reporting period: 9/30/11

Item 1. Schedule of Investments.

Invesco V.I. Balanced-Risk Allocation Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2011

VIIBRA-QTR-1 9/11	Invesco Advisers, Inc.

Schedule of Investments
September 30, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Treasury Bills—8.38%
0.12%, 01/26/12(a)(b)	$11,000,000	$10,999,297
0.00%, 02/09/12(a)(b)	3,000,000	2,999,707

Total U.S. Treasury Securities (Cost $13,995,650)		13,999,004

	Shares
Exchange Traded Fund—4.87%

Investment Companies — Exchange Traded Funds—4.87%
PowerShares DB Gold Fund (Cost $8,154,329)(c)	143,000	8,126,690

Money Market Funds—80.71%
Invesco V.I. Money Market Fund — Series I (d)	116,545,824	116,545,824
Liquid Assets Portfolio — Institutional Class (d)	2,481,454	2,481,454
Premier Portfolio — Institutional Class (d)	2,481,455	2,481,455
STIC (Global Series) PLC — U.S. Dollar Liquidity Portfolio — Institutional Class (d)	13,309,620	13,309,620

Total Money Market Funds (Cost $134,818,353)		134,818,353

TOTAL INVESTMENTS—93.96% (Cost $156,968,332)		156,944,047

OTHER ASSETS LESS LIABILITIES—6.04%		10,088,133

NET ASSETS—100.00%		$167,032,180

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	All or a portion of the value was pledged as collateral to cover margin requirements for swap agreements. See Note 1F and Note 3.

(c)	Not an affiliate of the Fund or its investment adviser.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Futures Contracts and Swap Agreements at Period-End
				Unrealized
	Number of	Month/	Notional	Appreciation
Futures Contracts	Contracts	Commitment	Value	(Depreciation)

Australian 10 Year Bonds	259	December-2011/Long	$28,648,321	$(1,088,645)
Canada 10 Year Bonds	173	December-2011/Long	21,936,109	427,838
Dow Jones Eurostoxx 50	238	December-2011/Long	6,873,350	389,594
E-Mini S&P500 Index	121	December-2011/Long	6,812,300	(157,460)
Euro Bond Future	128	December-2011/Long	23,402,029	4,047
FTSE 100 Index	69	December-2011/Long	5,476,253	(46,207)
Hang Seng Index	24	October-2011/Long	2,684,302	(63,738)
100 Ounce Gold	87	December-2011/Long	14,114,010	(236,371)
Japan 10 Year Bonds	13	December-2011/Long	23,987,935	(83,284)
LME Copper	58	December-2011/Long	10,174,650	(2,492,431)
Long Gilt	120	December-2011/Long	24,320,089	378,482
Russell 2000 Index Mini	92	December-2011/Long	5,901,800	(261,248)
Topix Tokyo Price Index	75	December-2011/Long	7,370,589	19,616
U.S. Treasury 30 Year Bonds	141	December-2011/Long	20,110,125	754,990
WTI Crude	118	March-2012/Long	9,416,400	(1,106,984)

Subtotal Futures Contracts			$211,228,262	$(3,561,801)

Swap Agreements	Counterparty

Australian 10 Year Bonds	Merrill Lynch	59	December-2011/Long	$7,024,988	$(36,770)
Canada 10 Year Bonds	Goldman Sachs	121	December-2011/Long	15,976,210	(337,314)
Euro Bund	Merrill Lynch	57	December-2011/Long	10,898,461	106,046
Japan 10 Year Bonds	Merrill Lynch	4	December-2011/Long	7,354,422	(30,454)
Long Gilt	Goldman Sachs	69	December-2011/Long	14,407,350	217,638
Soybean Meal*	Barclays Capital	29,300	May-2012/Long	17,484,040	(538,967)

Sub-total Swap Agreements				$73,145,471	$(619,821)

Total					$(4,181,622)

*	Receive a return equal to Barclays Capital Soybean Meal S2 Nearby Excess Return Index and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund IV Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Invesco V.I. Balanced-Risk Allocation Fund

A.	Security Valuations — (continued)
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks -The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
     The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
E.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized
Invesco V.I. Balanced-Risk Allocation Fund

E.	Futures Contracts — (continued)
as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
F.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
     Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
     A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
     Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
     Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations.
Invesco V.I. Balanced-Risk Allocation Fund

F.	Swap Agreements — (continued)
The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
G.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Exchange-Traded Funds	$8,126,690	$—	$—	$8,126,690
Money Market Funds	134,818,353	—	—	134,818,353
U.S. Treasury Securities	—	13,999,004	—	13,999,004

	$142,945,043	$13,999,004	$—	$156,944,047

Futures*	(3,561,801)	—	—	(3,561,801)
Swap Agreements*	—	(619,821)	—	(619,821)

Total Investments	$139,383,242	$13,379,183	$—	$152,762,425

*	Unrealized appreciation (depreciation).
Invesco V.I. Balanced-Risk Allocation Fund

NOTE 3 — Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of September 30, 2011:

	Notional Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Commodity risk Futures contracts(a)	$—	$(3,835,786)
Swap agreements(a)	—	(538,967)
Interest rate risk Futures contracts(a)	1,565,357	(1,171,929)
Swap agreements(a)	323,684	(404,538)
Market risk Futures contracts (a)	409,210	(528,653)

Total	$2,298,251	$(6,479,873)

(a)	Includes cumulative appreciation (depreciation) of futures and swap agreements.
Effect of Derivative Instruments for the nine months ended September 30, 2011
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Futures *	Swap Agreements *

Realized Gain (Loss)
Commodity risk	$(1,402,157)	$(420,752)
Interest rate risk	7,792,158	5,513,423
Market Risk	(6,942,088)	—
Change in Unrealized Appreciation (Depreciation)
Commodity risk	$(3,835,786)	$(538,967)
Interest rate risk	393,428	(80,854)
Market Risk	(119,443)	—

Total	$(4,113,888)	$4,472,850

*	The average notional value of futures and swap agreements outstanding during the period was $203,292,565 and $5,207,552, respectively.
Invesco V.I. Balanced-Risk Allocation Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2011 was $21,246,464 and $67,191,974, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$3,648
Aggregate unrealized (depreciation) of investment securities	(27,933)

Net unrealized appreciation (depreciation) of investment securities	$(24,285)

Cost of investments for tax purposes is $156,968,332.
Invesco V.I. Balanced-Risk Allocation Fund

Invesco V.I. Basic Value Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2011

VIBVA-QTR-1 09/11	Invesco Advisers, Inc.

Schedule of Investments (a)
September 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—98.30%

Advertising—5.23%
Omnicom Group, Inc.	317,413	$11,693,495

Aerospace & Defense—1.61%
Honeywell International, Inc.	81,862	3,594,560

Asset Management & Custody Banks—1.69%
Bank of New York Mellon Corp. (The)	202,781	3,769,699

Automobile Manufacturers—1.69%
Renault S.A. (France)	113,874	3,773,640

Brewers—3.77%
Molson Coors Brewing Co. -Class B	212,701	8,425,087

Cable & Satellite—6.63%
Comcast Corp. -Class A	223,232	4,665,549
Time Warner Cable, Inc.	162,061	10,156,363

		14,821,912

Computer Hardware—6.07%
Apple, Inc. (b)	14,207	5,415,424
Dell, Inc. (b)	212,968	3,013,497
Hewlett-Packard Co.	228,791	5,136,358

		13,565,279

Data Processing & Outsourced Services—1.57%
Western Union Co.	229,033	3,501,915

Department Stores—3.42%
Macy’s, Inc.	290,417	7,643,776

Diversified Banks—5.76%
Comerica, Inc.	95,902	2,202,869
U.S. Bancorp	178,546	4,202,973
Wells Fargo & Co.	267,588	6,454,222

		12,860,064

General Merchandise Stores—2.23%
Target Corp.	101,559	4,980,453

Homebuilding—1.30%
Ryland Group, Inc. (The)	272,443	2,901,518

Household Products—3.20%
Procter & Gamble Co. (The)	113,355	7,161,769

Hypermarkets & Super Centers—3.35%
Wal-Mart Stores, Inc.	144,039	7,475,624

Industrial Conglomerates—1.63%
General Electric Co.	238,310	3,631,844

Integrated Oil & Gas—12.61%
Chevron Corp.	101,475	9,388,467
Exxon Mobil Corp.	65,713	4,772,735
Petroleo Brasileiro S.A. -ADR (Brazil)	177,122	3,976,389
Royal Dutch Shell PLC -ADR (United Kingdom)	163,258	10,043,632

		28,181,223

Investment Banking & Brokerage—2.40%
Goldman Sachs Group, Inc. (The)	26,625	2,517,394
Morgan Stanley	210,754	2,845,179

		5,362,573

Life & Health Insurance—1.47%
MetLife, Inc.	117,573	3,293,220

Managed Health Care—2.20%
UnitedHealth Group, Inc.	106,411	4,907,675

Oil & Gas Drilling—1.10%
Noble Corp. (b)	84,146	2,469,685

Other Diversified Financial Services—6.89%
Bank of America Corp.	457,013	2,796,920
Citigroup, Inc.	153,872	3,942,201
JPMorgan Chase & Co.	287,045	8,645,795

		15,384,916

Pharmaceuticals—4.62%
Bristol-Myers Squibb Co.	138,735	4,353,504
Pfizer, Inc.	337,997	5,975,787

		10,329,291

Property & Casualty Insurance—14.33%
Allied World Assurance Co. Holdings Ltd. (Switzerland)	75,301	4,044,417
Allstate Corp. (The)	201,702	4,778,320
Aspen Insurance Holdings Ltd.	251,579	5,796,380
Chubb Corp. (The)	226,122	13,565,059
Travelers Cos., Inc. (The)	78,658	3,833,004

		32,017,180

Steel—1.26%
POSCO -ADR (South Korea)	37,083	2,818,679

Wireless Telecommunication Services—2.27%
Vodafone Group PLC -ADR (United Kingdom)	197,857	5,075,032

Total Common Stocks & Other Equity Interests (Cost $222,114,230)		219,640,109

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Basic Value Fund

	Shares	Value

Money Market Funds—1.51%
Liquid Assets Portfolio — Institutional Class (c)	1,685,798	$1,685,798
Premier Portfolio — Institutional Class (c)	1,685,799	1,685,799

Total Money Market Funds (Cost $3,371,597)		3,371,597

TOTAL INVESTMENTS—99.81% (Cost $225,485,827)		223,011,706

OTHER ASSETS LESS LIABILITIES—0.19%		425,214

NET ASSETS—100.00%		$223,436,920

Investment Abbreviations:
ADR — American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Basic Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. Basic Value Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco V.I. Basic Value Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended September 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$219,238,066	$3,773,640	$—	$223,011,706
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2011 was $41,153,620 and $86,538,316, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$24,486,957
Aggregate unrealized (depreciation) of investment securities	(29,737,026)

Net unrealized (depreciation) of investment securities	$(5,250,069)

Cost of investments for tax purposes is $228,261,775.
Invesco V.I. Basic Value Fund

Invesco V.I. Capital Appreciation Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2011

VICAP-QTR-1 09/11	Invesco Advisers, Inc.

Schedule of Investments (a)
September 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—96.50%
Aerospace & Defense—2.18%
Precision Castparts Corp.	72,663	$11,296,190

Apparel Retail—0.12%
Limited Brands, Inc.	16,469	634,221

Apparel, Accessories & Luxury Goods—1.09%
Coach, Inc.	44,080	2,284,666
Prada S.p.A. (Italy) (b)	455,500	1,921,435
Prada S.p.A. (Italy) (b)(c)	347,300	1,465,015

		5,671,116

Application Software—1.17%
Citrix Systems, Inc. (b)	73,264	3,995,086
Salesforce.com, Inc. (b)	17,877	2,042,984

		6,038,070

Asset Management & Custody Banks—0.52%
BlackRock, Inc.	18,145	2,685,641

Auto Parts & Equipment—0.69%
BorgWarner, Inc. (b)	58,721	3,554,382

Automotive Retail—0.57%
AutoZone, Inc. (b)	9,322	2,975,489

Biotechnology—1.67%
Gilead Sciences, Inc. (b)	222,478	8,632,146

Cable & Satellite—4.93%
Comcast Corp. -Class A	419,287	8,763,098
DIRECTV -Class A (b)	397,330	16,787,193

		25,550,291

Casinos & Gaming—0.92%
Las Vegas Sands Corp. (b)	124,071	4,756,882

Communications Equipment—1.91%
F5 Networks, Inc. (b)	19,092	1,356,487
QUALCOMM, Inc.	175,765	8,547,452

		9,903,939

Computer Hardware—6.70%
Apple Inc. (b)	91,142	34,741,508

Computer Storage & Peripherals—1.35%
EMC Corp. (b)	255,806	5,369,368
SanDisk Corp. (b)	40,721	1,643,092

		7,012,460

Construction & Engineering—1.27%
Foster Wheeler AG (Switzerland)(b)	370,897	6,598,258

Construction & Farm Machinery & Heavy Trucks—1.00%
Cummins Inc.	31,343	2,559,469
Navistar International Corp. (b)	81,422	2,615,275

		5,174,744

Data Processing & Outsourced Services—2.66%
MasterCard, Inc. -Class A	43,475	13,788,531

Department Stores—2.44%
Kohl’s Corp.	124,307	6,103,474
Macy’s, Inc.	247,949	6,526,017

		12,629,491

Diversified Metals & Mining—0.71%
Molycorp, Inc. (b)	111,719	3,672,204

Drug Retail—1.52%
CVS Caremark Corp.	235,163	7,896,774

Fertilizers & Agricultural Chemicals—2.00%
Monsanto Co.	85,741	5,147,890
Mosaic Co. (The)	106,595	5,219,957

		10,367,847

Food Retail—1.04%
Kroger Co. (The)	245,036	5,380,991

General Merchandise Stores—0.49%
Dollar Tree, Inc. (b)	33,810	2,539,469

Gold—2.16%
Barrick Gold Corp. (Canada)	69,568	3,245,347
Goldcorp, Inc. (Canada)	174,158	7,948,571

		11,193,918

Health Care Distributors—0.58%
Cardinal Health, Inc.	72,148	3,021,558

Health Care Equipment—0.80%
Baxter International Inc.	73,589	4,131,286

Health Care Services—2.16%
Express Scripts, Inc. (b)	124,272	4,606,763
Medco Health Solutions, Inc. (b)	140,611	6,593,250

		11,200,013

Health Care Technology—0.80%
Allscripts Healthcare Solutions, Inc. (b)	230,011	4,144,798

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Appreciation Fund

	Shares	Value

Heavy Electrical Equipment—1.54%
ABB Ltd. (Switzerland)(b)	141,930	$2,423,839
ABB Ltd. -ADR (Switzerland)(b)	326,885	5,583,196

		8,007,035

Hotels, Resorts & Cruise Lines—0.35%
Starwood Hotels & Resorts Worldwide, Inc.	46,615	1,809,594

Household Products—2.45%
Procter & Gamble Co. (The)	200,672	12,678,457

Hypermarkets & Super Centers—0.78%
Costco Wholesale Corp.	49,535	4,067,814

Industrial Conglomerates—1.46%
Danaher Corp.	181,021	7,592,021

Industrial Machinery—1.26%
Ingersoll-Rand PLC (Ireland)	231,554	6,504,352

Internet Retail—3.48%
Amazon.com, Inc. (b)	67,158	14,521,574
Priceline.com Inc. (b)	7,824	3,516,575

		18,038,149

Internet Software & Services—4.95%
Baidu, Inc. -ADR (China)(b)	64,376	6,882,438
eBay, Inc. (b)	90,474	2,668,079
Google Inc. -Class A (b)	31,290	16,094,950

		25,645,467

IT Consulting & Other Services—4.25%
Accenture PLC -Class A (Ireland)	254,163	13,389,307
Cognizant Technology Solutions Corp. -Class A (b)	138,146	8,661,754

		22,051,061

Life Sciences Tools & Services—2.97%
Agilent Technologies, Inc. (b)	223,216	6,975,500
Illumina, Inc. (b)	123,439	5,051,124
Waters Corp. (b)	44,558	3,363,683

		15,390,307

Managed Health Care—2.72%
UnitedHealth Group, Inc.	306,152	14,119,730

Oil & Gas Drilling—1.42%
Ensco PLC -ADR (United Kingdom)	182,220	7,367,155

Oil & Gas Equipment & Services—4.60%
Cameron International Corp. (b)	189,009	7,851,434
Halliburton Co.	207,070	6,319,776
National Oilwell Varco Inc.	80,984	4,148,001
Weatherford International Ltd. (b)	451,063	5,507,479

		23,826,690

Oil & Gas Exploration & Production—1.23%
Anadarko Petroleum Corp.	55,755	3,515,353
EOG Resources, Inc.	39,915	2,834,364

		6,349,717

Other Diversified Financial Services—1.56%
JPMorgan Chase & Co.	268,320	8,081,798

Packaged Foods & Meats—1.16%
Mead Johnson Nutrition Co.	87,212	6,002,802

Pharmaceuticals—1.40%
Allergan, Inc.	88,099	7,257,596

Railroads—1.37%
Union Pacific Corp.	86,886	7,095,980

Restaurants—1.88%
Krispy Kreme Doughnuts Inc. -Wts., expiring 03/02/12 (d)	1,194	346
Starbucks Corp.	261,573	9,754,057

		9,754,403

Semiconductors—2.97%
Atmel Corp. (b)	636,206	5,134,182
Broadcom Corp. -Class A	232,017	7,723,846
Xilinx, Inc.	92,916	2,549,615

		15,407,643

Soft Drinks—1.74%
Coca-Cola Co. (The)	77,377	5,227,590
Hansen Natural Corp. (b)	43,342	3,783,323

		9,010,913

Systems Software—4.54%
Check Point Software Technologies Ltd. (Israel)(b)	80,985	4,272,769
Rovi Corp. (b)	447,856	19,248,851

		23,521,620

Trucking—0.75%
J.B. Hunt Transport Services, Inc.	107,993	3,900,707

Wireless Telecommunication Services—2.22%
America Movil S.A.B. de C.V. -Series L -ADR (Mexico)	171,765	3,792,571
American Tower Corp. -Class A (b)	143,013	7,694,100
		11,486,671

Total Common Stocks & Other Equity Interests (Cost $496,467,579)		500,159,899

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Appreciation Fund

	Shares	Value

Money Market Funds—2.52%
Liquid Assets Portfolio — Institutional Class (e)	6,535,472	$6,535,472
Premier Portfolio — Institutional Class (e)	6,535,471	6,535,471

Total Money Market Funds (Cost $13,070,943)		13,070,943

TOTAL INVESTMENTS—99.02% (Cost $509,538,522)		513,230,842

OTHER ASSETS LESS LIABILITIES—0.98%		5,090,263

NET ASSETS—100.00%		$518,321,105

Investment Abbreviations:

ADR	—American Depositary Receipt

Wts.	—Warrants
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to a qualified institutional buyers. The value of this security at September 30, 2011 represented 0.28% of the Fund’s Net Assets.

(d)	Non-income producing security acquired through a corporate action.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Appreciation Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco V.I. Capital Appreciation Fund

A. Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses
Invesco V.I. Capital Appreciation Fund

E.	Foreign Currency Translations — (continued)
arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended September 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$510,807,003	$2,423,839	$—	$513,230,842

Invesco V.I. Capital Appreciation Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2011 was $668,472,411 and $752,713,393, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$66,761,141
Aggregate unrealized (depreciation) of investment securities	(66,992,631)

Net unrealized appreciation (depreciation) of investment securities	$(231,490)

Cost of investments for tax purposes is $513,462,332.
Invesco V.I. Capital Appreciation Fund

Invesco V.I. Capital Development Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2011

VICDV-QTR-1 09/11	Invesco Advisers, Inc.

Schedule of Investments(a)
September 30, 2011
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—98.88%
Air Freight & Logistics—1.89%
C.H. Robinson Worldwide, Inc.	50,343	$3,446,985

Apparel Retail—2.44%
Abercrombie & Fitch Co. -Class A	72,415	4,457,867

Apparel, Accessories & Luxury Goods—1.51%
Coach, Inc.	53,390	2,767,204

Application Software—1.17%
Citrix Systems, Inc. (b)	39,293	2,142,647

Asset Management & Custody Banks—0.64%
Affiliated Managers Group, Inc. (b)	15,073	1,176,448

Auto Parts & Equipment—2.73%
BorgWarner, Inc. (b)	36,463	2,207,106
Gentex Corp.	115,445	2,776,452

		4,983,558

Automobile Manufacturers—0.27%
Tesla Motors, Inc. (b)	20,100	490,239

Biotechnology—2.20%
BioMarin Pharmaceutical Inc. (b)	71,128	2,266,849
United Therapeutics Corp. (b)	46,687	1,750,296

		4,017,145

Broadcasting—1.93%
Discovery Communications, Inc. -Class A (b)	93,483	3,516,830

Communications Equipment—2.59%
Acme Packet, Inc. (b)	22,399	953,974
F5 Networks, Inc. (b)	36,077	2,563,271
Sycamore Networks, Inc.	67,425	1,217,021

		4,734,266

Construction & Farm Machinery & Heavy Trucks—2.07%
AGCO Corp. (b)	63,671	2,201,107
Navistar International Corp. (b)	49,034	1,574,972

		3,776,079

Consumer Finance—1.63%
Discover Financial Services	129,591	2,972,818

Electrical Components & Equipment—1.43%
Cooper Industries PLC (Ireland)	56,674	2,613,805

Electronic Components—1.52%
Amphenol Corp. -Class A	67,928	2,769,425

Fertilizers & Agricultural Chemicals—1.64%
Intrepid Potash, Inc. (b)	120,463	2,995,915

Footwear—3.02%
Crocs, Inc. (b)	104,371	2,470,461
Deckers Outdoor Corp. (b)	32,665	3,046,338

		5,516,799

General Merchandise Stores—1.57%
Dollar Tree, Inc. (b)	38,098	2,861,541

Health Care Equipment—1.36%
CareFusion Corp. (b)	103,982	2,490,369

Health Care Facilities—2.33%
Brookdale Senior Living Inc. (b)	96,346	1,208,179
Universal Health Services, Inc. -Class B	89,417	3,040,178

		4,248,357

Health Care Services—3.23%
DaVita, Inc. (b)	59,325	3,717,898
Quest Diagnostics Inc.	44,073	2,175,443

		5,893,341

Health Care Technology—1.87%
Allscripts Healthcare Solutions, Inc. (b)	189,771	3,419,673

Hotels, Resorts & Cruise Lines—1.24%
Starwood Hotels & Resorts Worldwide, Inc.	58,195	2,259,130

Household Products—2.04%
Church & Dwight Co., Inc.	84,032	3,714,214

Human Resource & Employment Services—1.27%
Robert Half International, Inc.	109,414	2,321,765

Industrial Gases—2.24%
Airgas, Inc.	64,092	4,090,351

Industrial Machinery—2.91%
Flowserve Corp.	30,044	2,223,256
Gardner Denver Inc.	48,778	3,099,842

		5,323,098

Internet Software & Services—1.27%
Equinix, Inc. (b)	26,075	2,316,242

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Development Fund

	Shares	Value
IT Consulting & Other Services—4.38%
Cognizant Technology Solutions Corp. -Class A (b)	45,013	$2,822,315
Gartner, Inc. (b)	56,180	1,958,996
Teradata Corp. (b)	60,239	3,224,594

		8,005,905

Life Sciences Tools & Services—0.44%
Illumina, Inc. (b)	19,494	797,694

Managed Health Care—3.32%
Aetna Inc.	108,232	3,934,233
Aveta, Inc. (Acquired 12/21/05-05/22/06; $3,327,813 )(b)(c)	237,251	2,135,259

		6,069,492

Movies & Entertainment—1.40%
Cinemark Holdings, Inc.	135,366	2,555,710

Oil & Gas Equipment & Services—4.62%
Cameron International Corp. (b)	96,180	3,995,317
Complete Production Services, Inc. (b)	142,054	2,677,718
Superior Energy Services, Inc. (b)	67,060	1,759,655

		8,432,690

Oil & Gas Exploration & Production—3.06%
Cabot Oil & Gas Corp.	47,832	2,961,279
Whiting Petroleum Corp. (b)	75,050	2,632,754

		5,594,033

Packaged Foods & Meats—2.70%
Green Mountain Coffee Roasters, Inc. (b)	26,862	2,496,555
H.J. Heinz Co.	48,136	2,429,905

		4,926,460

Pharmaceuticals—1.84%
Hospira, Inc. (b)	90,793	3,359,341

Railroads—1.87%
Kansas City Southern (b)	68,486	3,421,561

Restaurants—1.32%
Panera Bread Co. -Class A (b)	23,298	2,421,594

Semiconductor Equipment—2.78%
KLA-Tencor Corp.	63,171	2,418,186
Lam Research Corp. (b)	70,118	2,663,082

		5,081,268

Semiconductors—5.08%
Altera Corp.	87,560	2,760,767
Avago Technologies Ltd. (Singapore)	76,451	2,505,299
Cavium Inc. (b)	56,760	1,533,087
Linear Technology Corp.	89,741	2,481,339

		9,280,492

Specialized Consumer Services—0.70%
Coinstar, Inc. (b)(d)	31,954	1,278,160

Specialized Finance—0.77%
Moody’s Corp.	46,116	1,404,232

Specialty Chemicals—1.84%
Albemarle Corp.	44,971	1,816,829
LyondellBasell Industries N.V. Class A (Netherlands)	63,252	1,545,246

		3,362,075

Specialty Stores—5.38%
Dick’s Sporting Goods, Inc. (b)	94,212	3,152,333
PetSmart, Inc.	81,262	3,465,824
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	51,594	3,210,695

		9,828,852

Systems Software—1.03%
Check Point Software Technologies Ltd. (Israel) (b)	35,497	1,872,822

Technology Distributors—1.02%
Avnet, Inc. (b)	71,685	1,869,545

Trucking—1.43%
J.B. Hunt Transport Services, Inc.	72,443	2,616,641

Wireless Telecommunication Services—3.89%
NII Holdings Inc. (b)	139,235	3,752,383
SBA Communications Corp. -Class A (b)	97,200	3,351,456

		7,103,839

Total Common Stocks & Other Equity Interests (Cost $194,576,570)		180,598,517

Money Market Funds—0.37%
Liquid Assets Portfolio — Institutional Class (e)	339,578	339,578
Premier Portfolio — Institutional Class (e)	339,578	339,578

Total Money Market Funds (Cost $679,156)		679,156

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Development Fund

	Shares	Value
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—99.25% (Cost $195,255,726)		$181,277,673

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—0.58%
Liquid Assets Portfolio — Institutional Class (Cost $1,066,800)(e)(f)	1,066,800	1,066,800

TOTAL INVESTMENTS—99.83% (Cost $196,322,526)		182,344,473

OTHER ASSETS LESS LIABILITIES—0.17%		304,142

NET ASSETS—100.00%		$182,648,615

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2011 represented 1.17% of the Fund’s Net Assets.

(d)	All or a portion of this security was out on loan at September 30, 2011.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Development Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco V.I. Capital Development Fund

A.	Security Valuations — (continued) Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.
Invesco V.I. Capital Development Fund

E.	Foreign Currency Translations — (continued) Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$180,209,214	$2,135,259	$—	$182,344,473
Invesco V.I. Capital Development Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2011 was $294,608,777 and $270,622,803, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$14,090,764
Aggregate unrealized (depreciation) of investment securities	(28,267,335)

Net unrealized appreciation (depreciation) of investment securities	$(14,176,571)

Cost of investments for tax purposes is $196,521,044.
Invesco V.I. Capital Development Fund

Invesco V.I. Core Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2011

VICEQ-QTR-1 09/11	Invesco Advisers, Inc.

Schedule of Investments
September 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—85.49%(a)
Aerospace & Defense—0.99%
ITT Corp.	253,271	$10,637,382

Air Freight & Logistics—0.83%
United Parcel Service, Inc. -Class B	142,078	8,972,226

Application Software—1.57%
Adobe Systems Inc. (b)	699,717	16,912,160

Asset Management & Custody Banks—3.30%
Legg Mason, Inc.	759,980	19,539,086
Northern Trust Corp.	460,721	16,116,020

		35,655,106

Auto Parts & Equipment—0.23%
Johnson Controls, Inc.	93,776	2,472,873

Automobile Manufacturers—0.22%
General Motors Co. (b)	117,629	2,373,753

Biotechnology—1.42%
Gilead Sciences, Inc. (b)	394,153	15,293,136

Communications Equipment—5.14%
Cisco Systems, Inc.	1,929,267	29,884,346
Motorola Mobility Holdings Inc. (b)	87,692	3,313,004
QUALCOMM, Inc.	457,547	22,250,510

		55,447,860

Computer & Electronics Retail—0.75%
Best Buy Co., Inc.	349,750	8,149,175

Computer Hardware—0.32%
Hewlett-Packard Co.	152,497	3,423,558

Construction Materials—0.76%
CRH PLC (Ireland)	535,485	8,257,638

Consumer Finance—2.64%
American Express Co.	633,849	28,459,820

Department Stores—2.13%
Macy’s, Inc.	874,591	23,019,235

Diversified Banks—1.38%
U.S. Bancorp	631,543	14,866,522

Drug Retail—0.77%
CVS Caremark Corp.	247,203	8,301,077

Electric Utilities—2.43%
Edison International	207,747	7,946,323
Exelon Corp.	428,779	18,270,273

		26,216,596

Electrical Components & Equipment—1.05%
Emerson Electric Co.	274,807	11,352,277

Electronic Manufacturing Services—1.38%
TE Connectivity Ltd.	527,911	14,855,416

Environmental & Facilities Services—1.37%
Waste Management, Inc.	455,011	14,815,158

Food Retail—2.81%
Kroger Co. (The)	1,382,634	30,362,643

Gold—0.72%
Agnico-Eagle Mines Ltd. (Canada)	81,772	4,867,069
Newcrest Mining Ltd. (Australia)	87,059	2,872,028

		7,739,097

Health Care Equipment—3.36%
Baxter International, Inc.	149,682	8,403,147
Boston Scientific Corp. (b)	2,169,627	12,822,496
Covidien PLC (Ireland)	219,399	9,675,496
Medtronic, Inc.	161,023	5,352,404

		36,253,543

Heavy Electrical Equipment—1.31%
ABB Ltd. (Switzerland)(b)	391,998	6,694,427
ABB Ltd. -ADR (Switzerland)(b)	434,314	7,418,083

		14,112,510

Home Improvement Retail—1.10%
Lowe’s Cos., Inc.	611,287	11,822,291

Hypermarkets & Super Centers—0.91%
Wal-Mart Stores, Inc.	188,953	9,806,661

Industrial Conglomerates—3.74%
3M Co.	218,217	15,665,799
General Electric Co.	1,083,910	16,518,788
Koninklijke Philips Electronics N.V. (Netherlands)	455,669	8,155,270

		40,339,857

Industrial Gases—1.46%
Air Products & Chemicals, Inc.	206,853	15,797,364

Industrial Machinery—1.91%
Illinois Tool Works, Inc.	377,706	15,712,569

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

	Shares	Value

Industrial Machinery—(continued)
Ingersoll-Rand PLC (Ireland)	174,421	$4,899,486

		20,612,055

Insurance Brokers—1.21%
Marsh & McLennan Cos., Inc.	493,879	13,107,549

Integrated Oil & Gas—1.62%
ConocoPhillips	107,078	6,780,179
Hess Corp.	109,902	5,765,459
Petroleo Brasileiro S.A. -ADR (Brazil)	218,382	4,902,676

		17,448,314

Investment Banking & Brokerage—0.38%
Charles Schwab Corp. (The)	361,353	4,072,448

Life Sciences Tools & Services—1.62%
Agilent Technologies, Inc. (b)	348,402	10,887,563
Thermo Fisher Scientific, Inc. (b)	130,605	6,613,837

		17,501,400

Managed Health Care—1.71%
WellPoint, Inc.	282,106	18,415,880

Movies & Entertainment—0.41%
Walt Disney Co. (The)	147,155	4,438,195

Oil & Gas Equipment & Services—5.50%
Baker Hughes, Inc.	368,296	17,000,543
Cameron International Corp. (b)	130,784	5,432,767
National Oilwell Varco, Inc.	123,090	6,304,670
Schlumberger Ltd.	125,856	7,517,379
Tenaris S.A. -ADR (Argentina)	251,807	6,408,488
Weatherford International Ltd. (b)	1,369,498	16,721,571

		59,385,418

Oil & Gas Exploration & Production—3.47%
Apache Corp.	205,648	16,501,195
Devon Energy Corp.	160,233	8,883,318
Southwestern Energy Co. (b)	361,819	12,059,427

		37,443,940

Oil & Gas Refining & Marketing—0.84%
Valero Energy Corp.	509,037	9,050,678

Pharmaceuticals—4.60%
Merck & Co., Inc.	127,184	4,160,188
Roche Holding AG (Switzerland)	140,272	22,567,198
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	615,328	22,902,508

		49,629,894

Property & Casualty Insurance—5.68%
Berkshire Hathaway, Inc. -Class A (b)	254	27,127,200
Progressive Corp. (The)	1,924,873	34,185,744

		61,312,944

Railroads—0.83%
Union Pacific Corp.	109,064	8,907,257

Semiconductors—2.82%
Analog Devices, Inc.	350,588	10,955,875
Intel Corp.	268,283	5,722,477
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	6,047,823	13,698,423

		30,376,775

Specialty Stores—0.49%
Staples, Inc.	394,128	5,241,902

Systems Software—6.55%
CA, Inc.	477,138	9,261,249
Microsoft Corp.	1,283,715	31,951,666
Symantec Corp. (b)	1,807,952	29,469,618

		70,682,533

Wireless Telecommunication Services—1.76%
Vodafone Group PLC (United Kingdom)	7,359,060	18,999,976

Total Common Stocks & Other Equity Interests (Cost $931,602,862)		922,342,092

Money Market Funds—13.89%
Liquid Assets Portfolio — Institutional Class (c)	74,936,203	74,936,203
Premier Portfolio — Institutional Class (c)	74,936,202	74,936,202

Total Money Market Funds (Cost $149,872,405)		149,872,405

TOTAL INVESTMENTS—99.38% (Cost $1,081,475,267)		1,072,214,497

OTHER ASSETS LESS LIABILITIES—0.62%		6,636,163

NET ASSETS—100.00%		$1,078,850,660

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. Core Equity Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco V.I. Core Equity Fund

F.	Call Options Written and Purchased — The Fund may write and/or buy call options. A call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
     When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operation. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
     When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
G.	Put Options Purchased — The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2011, there were no significant transfers between investment levels.
Invesco V.I. Core Equity Fund

	Level 1	Level 2	Level 3	Total

Equity Securities	$993,841,565	$78,372,932	$—	$1,072,214,497
Foreign Currency Contracts*	—	5,542,916	—	5,542,916

Total Investments	$993,841,565	$83,915,848	$—	$1,077,757,413

*	Unrealized appreciation.
NOTE 3 — Derivative Investments

Open Foreign Currency Contracts
Settlement		Contract to					Unrealized
Date	Counterparty		Deliver		Receive	Value	Appreciation

11/14/2011	Deutsche Bank	CHF	14,500,000	USD	19,078,194	$16,011,457	$3,066,737
11/14/2011	Morgan Stanley	CHF	6,657,609	USD	8,499,654	7,351,588	1,148,066
11/14/2011	Morgan Stanley	CHF	7,342,391	USD	9,345,864	8,107,751	1,238,113

Total open foreign currency contracts							$5,542,916

Currency Abbreviations:
CHF — Swiss Franc
USD — U.S. Dollar

Transactions During the Period
Call Option Contracts
	Number of	Premiums
	Contracts	Received

Beginning of period	—	$—
Written	1,889	51,915
Closed	—	—
Expired	(1,889)	(51,915)

End of period	—	$—

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2011 was $340,119,942 and $596,981,144, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$91,636,151
Aggregate unrealized (depreciation) of investment securities	(108,384,071)

Net unrealized appreciation (depreciation) of investment securities	$(16,747,920)

Cost of investments for tax purposes is $1,088,962,417.
Invesco V.I. Core Equity Fund

Invesco V.I. Diversified Income Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2011

VIDIN-QTR-1 09/11	Invesco Advisers, Inc.

Schedule of Investments(a)
September 30, 2011
(Unaudited)

	Principal
	Amount	Value
U.S. Dollar Denominated Bonds & Notes—76.62%
Aerospace & Defense—0.23%
BE Aerospace, Inc., Sr. Unsec. Notes, 6.88%, 10/01/20	$2,000	$2,105
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	15,000	16,163
Huntington Ingalls Industries, Inc., Sr. Unsec. Gtd. Notes,
6.88%, 03/15/18(b)	5,000	4,675
7.13%, 03/15/21(b)	10,000	9,325
Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	10,000	10,025
Triumph Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 11/15/17	10,000	10,475

		52,768

Agricultural Products—0.15%
Corn Products International, Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	30,000	35,909

Airlines—2.44%
American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16(b)	5,000	4,325
American Airlines Pass Through Trust, Series 2009-1A, Sec. Pass Through Ctfs., 10.38%, 07/02/19	42,238	45,986
Series 2011-1, Class B, Sec. Gtd. Pass Through Ctfs., 7.00%, 01/31/18(b)	84,439	70,084
Continental Airlines Inc., Series 2007-1, Class C, Sec. Sub. Global Pass Through Ctfs., 7.34%, 04/19/14	5,928	5,839
Series 2009-1, Sec. Pass Through Ctfs., 9.00%, 07/08/16	191,533	211,166
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	13,416	13,786
Delta Air Lines, Inc., Sec. Notes, 12.25%, 03/15/15(b)	5,000	5,275
Sr. Sec. Notes, 9.50%, 09/15/14(b)	9,000	9,405
Series 2002-1, Class C, Sec. Pass Through Ctfs., 7.78%, 01/02/12	460	461
Series 2009-1, Class A, Sr. Sec. Pass Through Ctfs., 7.75%, 12/17/19	42,067	44,434
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	5,000	4,700
Series 2010-2, Class A, Sec. Pass Through Ctfs., 4.95%, 05/23/19	59,141	58,771
Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	5,000	4,675
Series 2011-1, Class A, Sec. Pass Through Ctfs., 5.30%, 04/15/19	15,000	14,906
UAL Corp., Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	45,456	49,433
Series 2009-2, Class A, Sec. Gtd. Global Pass Through Ctfs., 9.75%, 01/15/17	26,680	29,148

		572,394

Alternative Carriers—0.15%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	10,000	10,450
Level 3 Communications Inc., Sr. Unsec. Notes, 11.88%, 02/01/19(b)	10,000	9,600
Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 11/01/14	6,000	5,940
Sr. Unsec. Gtd. Notes, 9.38%, 04/01/19(b)	10,000	9,350

		35,340

Aluminum—0.04%
Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	10,000	10,006

Apparel Retail—0.28%
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	7,000	7,385
Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	42,000	39,428
J Crew Group, Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	10,000	8,450
Limited Brands Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/19	10,000	11,225

		66,488

Apparel, Accessories & Luxury Goods—0.10%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	10,000	9,725
Jones Group Inc. (The), Sr. Unsec. Notes, 6.88%, 03/15/19	15,000	13,650

		23,375

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value
Asset Management & Custody Banks—0.03%
First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	$7,000	$6,545

Auto Parts & Equipment—0.16%
Allison Transmission Inc., Sr. Unsec. Gtd Notes, 7.13%, 05/15/19(b)	12,000	11,100
Dana Holding Corp., Sr. Unsec. Notes,
6.50%, 02/15/19	5,000	4,850
6.75%, 02/15/21	7,000	6,773
Tenneco Inc., Sr. Gtd. Global Notes, 6.88%, 12/15/20	15,000	14,812

		37,535

Automobile Manufacturers—0.03%
Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	7,000	7,735

Automotive Retail—1.64%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	100,000	110,393
AutoZone Inc., Sr. Unsec. Notes, 5.75%, 01/15/15	210,000	231,976
O’Reilly Automotive, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 01/14/21	40,000	41,338

		383,707

Biotechnology—0.02%
STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	5,000	4,863

Brewers—0.98%
Anheuser-Busch InBev Worldwide Inc., Sr. Unsec. Gtd. Global Notes,
2.88%, 02/15/16	125,000	131,413
4.13%, 01/15/15	90,000	97,529

		228,942

Broadcasting—1.83%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	20,000	18,850
Clear Channel Communications, Inc., Sr. Sec. Gtd. Global Notes 9.00%, 03/01/21	12,000	8,940
COX Communications Inc., Sr. Unsec. Global Notes, 5.45%, 12/15/14 Sr. Unsec. Notes,	95,000	105,507
8.38%, 03/01/39(b)	75,000	102,353
9.38%, 01/15/19(b)	140,000	192,244

		427,894

Building Products—0.46%
Associated Materials LLC, Sr. Sec. Gtd. Global Notes, 9.13%, 11/01/17	15,000	12,563
Building Materials Corp. of America, Sr. Sec. Gtd. Notes, 7.50%, 03/15/20(b)	25,000	25,625
Gibraltar Industries Inc.-Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	15,000	14,700
Nortek Inc., Sr. Gtd. Notes, 8.50%, 04/15/21(b)	32,000	26,880
Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Sec. Notes, 8.63%, 12/01/17(b)	15,000	14,475
USG Corp., Sr. Unsec. Gtd. Notes, 9.75%, 08/01/14(b)	15,000	14,137

		108,380

Cable & Satellite—2.29%
Cablevision Systems Corp., Sr. Unsec. Global Notes, 8.63%, 09/15/17	25,000	26,219
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/15/16	350,000	375,594
EH Holding Corp., Sr. Unsec. Gtd. Notes, 7.63%, 06/15/21(b)	5,000	4,900
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.50%, 04/01/21(b)	15,000	14,062
NBC Universal Media LLC, Sr. Unsec. Global Notes,
2.10%, 04/01/14	35,000	35,519
5.95%, 04/01/41	35,000	38,823
Time Warner Cable, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	38,000	40,565

		535,682

Casinos & Gaming—0.50%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Notes, 7.50%, 04/15/21(b)	7,000	6,842
Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes,
10.00%, 12/15/18	5,000	2,975
12.75%, 04/15/18	10,000	6,825
CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. PIK Notes, 10.75%, 01/15/17(b)	5,277	4,809
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	25,000	21,312
Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 08/01/17	30,000	30,600
Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	3,000	2,895
Snoqualmie Entertainment Authority, Sr. Sec. Notes, 9.13%, 02/01/15(b)	15,000	14,400
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Sec. Gtd. First Mortgage Global Notes, 7.88%, 11/01/17	25,000	27,055

		117,713

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value
Coal & Consumable Fuels—0.08%
Arch Coal Inc., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/20	$2,000	$1,955
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	15,000	15,900

		17,855

Communications Equipment—0.07%
Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	19,000	16,245

Computer & Electronics Retail—0.04%
Rent-A-Center Inc., Sr. Unsec. Gtd Global Notes, 6.63%, 11/15/20	10,000	9,713

Computer Hardware—0.02%
SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/18	5,000	4,675

Computer Storage & Peripherals—0.04%
Seagate HDD Cayman, Sr. Unsec. Gtd. Notes, 7.75%, 12/15/18(b)	10,000	9,800

Construction & Engineering—0.16%
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	5,000	4,925
MasTec Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	10,000	10,200
Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	25,000	22,375

		37,500

Construction & Farm Machinery & Heavy Trucks—0.19%
Commercial Vehicle Group Inc., Sr. Sec. Gtd. Notes, 7.88%, 04/15/19(b)	8,000	7,520
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	5,000	4,700
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	5,000	5,150
Titan International Inc., Sr. Sec. Gtd. Global Notes 7.88%, 10/01/17	25,000	26,250

		43,620

Construction Materials—0.47%
CRH America Inc., Sr. Unsec. Gtd. Notes, 4.13%, 01/15/16	80,000	81,308
Ply Gem Industries Inc., Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	15,000	12,825
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	20,000	15,700

		109,833

Consumer Finance—0.81%
Ally Financial, Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/01/31	40,000	35,300
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 8.00%, 12/15/16	20,000	21,900
National Money Mart Co. (Canada), Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	25,000	25,625
SLM Corp., Sr. Unsec. Medium-Term Global Notes, 6.25%, 01/25/16	75,000	73,711
Series A, Sr. Unsec. Medium-Term Notes, 5.00%, 10/01/13	35,000	34,475

		191,011

Data Processing & Outsourced Services—0.06%
CoreLogic Inc., Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	15,000	13,500

Department Stores—0.05%
Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	15,000	12,375

Distillers & Vintners—0.04%
Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	10,000	10,500

Diversified Banks—6.03%
Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.88%, 04/25/14	25,000	23,536
ABN Amro Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 01/31/14(b)	200,000	200,397
Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	70,000	72,080
Credit Suisse (Switzerland), Sub. Global Notes, 5.40%, 01/14/20	115,000	110,759
HSBC Bank PLC (United Kingdom), Sr. Unsec. Notes, 4.13%, 08/12/20(b)	235,000	233,076
ING Bank N.V. (Netherlands), Unsec. Sub. Notes, 5.13%, 05/01/15(b)	100,000	104,519
Lloyds TSB Bank PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/21/16	55,000	53,689
Sr. Unsec. Gtd. Medium-Term Notes, 4.38%, 01/12/15(b)	145,000	140,524
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	130,000	126,631
Series 2, Sr. Unsec. Gtd. Global Notes, 3.40%, 08/23/13	75,000	74,822
Societe Generale S.A. (France), Sr. Unsec. Notes, 2.50%, 01/15/14(b)	130,000	121,486
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 5.50%, 11/18/14(b)	55,000	59,723
VTB Bank OJSC Via VTB Capital S.A. (Luxembourg), Sr. Unsec. Loan Participation Notes, 6.55%, 10/13/20(b)	100,000	92,086

		1,413,328

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value
Diversified Capital Markets—0.44%
UBS AG (Switzerland), Sr. Unsec. Medium-Term Global Bank Notes, 5.75%, 04/25/18	$100,000	$102,407

Diversified Chemicals—0.01%
Huntsman International LLC, Sr. Unsec. Gtd. Sub. Global Notes, 8.63%, 03/15/21	2,000	1,905

Diversified Metals & Mining—0.17%
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	35,000	37,559
Midwest Vanadium Pty Ltd. (Australia), Sr. Sec. Gtd. Notes, 11.50%, 02/15/18(b)	3,000	2,504

		40,063

Diversified REIT’s—0.78%
Dexus Diversified Trust/Dexus Office Trust (Australia), Sr. Unsec. Gtd. Notes, 5.60%, 03/15/21(b)	180,000	182,916

Diversified Support Services—0.16%
International Lease Finance Corp., Sr. Unsec. Global Notes,
8.63%, 09/15/15	10,000	9,865
8.75%, 03/15/17	27,000	26,983

		36,848

Drug Retail—0.77%
CVS Pass Through Trust, Sr. Sec. Gtd. Pass Through Ctfs., 5.77%, 01/10/33(b)	172,312	179,683

Electric Utilities—2.69%
DCP Midstream LLC, Sr. Unsec. Notes,
9.70%, 12/01/13(b)	100,000	114,784
9.75%, 03/15/19(b)	55,000	73,315
Enel Finance International N.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(b)	100,000	98,341
LSP Energy L.P./LSP Batesville Funding Corp.-Series D, Sr. Sec. Bonds, 8.16%, 07/15/25	25,000	18,031
Ohio Power Co.-Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	180,000	202,319
PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	45,000	60,297
Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	55,000	63,379

		630,466

Electrical Components & Equipment—0.13%
Belden Inc., Sr. Gtd. Sub. Global Notes, 9.25%, 06/15/19	25,000	26,438
Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	5,000	5,000

		31,438

Environmental & Facilities Services—0.66%
Clean Harbors Inc., Sr. Sec. Gtd. Global Notes, 7.63%, 08/15/16	8,000	8,400
Waste Management, Inc., Sr. Unsec. Gtd. Notes,
4.60%, 03/01/21	70,000	75,576
5.00%, 03/15/14	65,000	70,714

		154,690

Forest Products—0.03%
Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Notes, 8.50%, 04/01/21(b)	10,000	7,750

Gas Utilities—0.12%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	10,000	8,650
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	20,000	20,150

		28,800

Gold—1.72%
Barrick Gold Corp. (Canada), Sr. Unsec. Global Notes, 2.90%, 05/30/16	65,000	65,815
Gold Fields Orogen Holding BVI Ltd. (Mali), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(b)	200,000	181,168
Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Notes,
5.13%, 09/01/21(b)	75,000	75,251
6.88%, 09/01/41(b)	75,000	80,600

		402,834

Health Care Equipment—0.04%
DJO Finance LLC/Corp., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/18(b)	2,000	1,750
Sr. Unsec. Gtd. Sub. Notes, 9.75%, 10/15/17(b)	10,000	8,675

		10,425

Health Care Facilities—0.28%
HCA, Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 02/15/20	13,000	13,455
Healthsouth Corp., Sr. Unsec. Gtd. Notes,
7.25%, 10/01/18	15,000	14,250
7.75%, 09/15/22	15,000	13,650
Tenet Healthcare Corp., Sr. Unsec. Global Notes, 9.25%, 02/01/15	25,000	25,250

		66,605

Health Care Services—1.62%
Express Scripts Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 06/15/14	125,000	137,662
Highmark, Inc., Sr. Unsec. Notes,
4.75%, 05/15/21(b)	40,000	40,830
6.13%, 05/15/41(b)	35,000	38,346
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value
Health Care Services—(continued)
Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	$35,000	$35,439
Orlando Lutheran Towers Inc., Putable Bonds, 8.00%, 07/01/17	125,000	127,046

		379,323

Health Care Technology—0.06%
MedAssets Inc., Sr. Unsec. Gtd. Notes, 8.00%, 11/15/18(b)	15,000	14,363

Home Furnishings—0.05%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	15,000	11,700

Home Improvement Retail—0.04%
Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	10,000	9,425

Homebuilding—0.15%
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes,
6.88%, 07/15/15	7,000	4,865
8.13%, 06/15/16	15,000	9,675
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	24,000	18,150
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	3,000	2,835

		35,525

Hotels, Resorts & Cruise Lines—1.48%
Hyatt Hotels Corp., Sr. Unsec. Notes, 5.75%, 08/15/15(b)	165,000	176,666
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.50%, 10/15/27	10,000	9,300
Wyndham Worldwide Corp., Sr. Unsec. Notes,
5.63%, 03/01/21	100,000	100,375
7.38%, 03/01/20	55,000	60,672

		347,013

Household Products—0.10%
Central Garden & Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	25,000	24,250

Housewares & Specialties—0.24%
Tupperware Brands Corp., Sr. Unsec. Gtd. Notes, 4.75%, 06/01/21(b)	55,000	56,360

Independent Power Producers & Energy Traders—0.11%
AES Corp. (The), Sr. Unsec. Global Notes, 8.00%, 10/15/17	25,000	25,250

Industrial Conglomerates—1.68%
Hutchison Whampoa International Ltd. (Hong Kong), Sr. Unsec. Gtd. Notes, 7.63%, 04/09/19(b)	130,000	154,791
Unsec. Gtd. Notes, 5.75%, 09/11/19(b)	100,000	107,920
Unsec. Gtd. Sub. Notes, 6.00%, (b)(c)	135,000	130,612

		393,323

Industrial Machinery—0.69%
Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	10,000	9,950
Pentair, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 05/15/21	145,000	151,381

		161,331

Industrial REIT’s—0.07%
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	15,000	15,638

Insurance Brokers—0.57%
Marsh & McLennan Cos. Inc., Sr. Unsec. Notes, 9.25%, 04/15/19	100,000	133,859

Integrated Oil & Gas—0.17%
Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.38%, 01/27/21	40,000	39,937

Integrated Telecommunication Services—1.56%
AT&T Inc., Sr. Unsec. Global Notes,
2.50%, 08/15/15	60,000	61,436
2.95%, 05/15/16	35,000	36,157
4.45%, 05/15/21	15,000	16,156
Integra Telecom Holdings Inc., Sr. Sec. Notes, 10.75%, 04/15/16(b)	5,000	4,625
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.25%, 04/01/19(b)	10,000	9,350
Telefonica Emisiones SAU (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	90,000	86,099
Telemar Norte Leste S.A. (Brazil), Sr. Unsec. Notes, 5.50%, 10/23/20(b)	161,000	152,238

		366,061

Internet Retail—0.19%
Expedia Inc., Sr. Unsec. Gtd. Global Notes, 5.95%, 08/15/20	45,000	45,047

Internet Software & Services—0.07%
Equinix Inc., Sr. Unsec. Notes, 8.13%, 03/01/18	15,000	15,938

Investment Banking & Brokerage—6.13%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	160,000	162,345
Goldman Sachs Group Inc. (The), Sr. Unsec. Global Notes,
3.63%, 02/07/16	30,000	29,152
3.70%, 08/01/15	45,000	43,962
5.13%, 01/15/15	50,000	51,715
Unsec. Sub. Global Notes, 6.75%, 10/01/37	140,000	127,280
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value
Investment Banking & Brokerage—(continued)
Jefferies Group Inc., Sr. Unsec. Notes, 6.45%, 06/08/27	$375,000	$360,783
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes,
6.00%, 01/14/20(b)	105,000	100,837
7.30%, 08/01/14(b)	110,000	119,995
Morgan Stanley, Sr. Unsec. Medium-Term Global Notes, 6.00%, 05/13/14	230,000	233,191
Series F, Sr. Unsec. Medium-Term Global Notes, 5.63%, 09/23/19	130,000	120,823
Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	35,000	35,636
Schwab Capital Trust I, Jr. Unsec. Gtd. Sub., 7.50%, 11/15/37	50,000	50,415

		1,436,134

Leisure Facilities—0.02%
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	5,000	4,825

Life & Health Insurance—2.05%
MetLife Inc., Sr. Unsec. Notes, 6.75%, 06/01/16	55,000	63,344
Nationwide Financial Services Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	165,000	169,873
Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/38	130,000	139,693
Series D, Sr. Unsec. Medium-Term Notes, 7.38%, 06/15/19	90,000	107,022

		479,932

Life Sciences Tools & Services—0.66%
Life Technologies Corp., Sr. Notes, 6.00%, 03/01/20	120,000	133,035
Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	25,000	21,500

		154,535

Managed Health Care—1.12%
CIGNA Corp., Sr. Unsec. Notes,
4.50%, 03/15/21	45,000	46,640
5.88%, 03/15/41	35,000	39,279
UnitedHealth Group Inc., Sr. Unsec. Notes,
3.88%, 10/15/20	60,000	63,720
5.95%, 02/15/41	60,000	73,261
WellPoint, Inc., Sr. Unsec. Global Notes, 3.70%, 08/15/21	40,000	40,514

		263,414

Mortgage Backed Securities—0.40%
U.S. Bank N.A., Sr. Unsec. Medium-Term Notes, 5.92%, 05/25/12	90,462	93,443

Movies & Entertainment—0.44%
AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	25,000	24,781
NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	15,000	15,525
Time Warner Cable, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 07/01/18	55,000	63,870

		104,176

Multi-Line Insurance—1.99%
American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	180,000	223,794
Hartford Financial Services Group Inc., Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	10,000	9,381
Health Care Service Corp., Sr. Unsec. Notes, 4.70%, 01/15/21(b)	55,000	60,260
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, (Acquired 03/21/11; Cost $15,112) 7.80%, 03/15/37(b)	15,000	12,825
Sr. Unsec. Gtd. Notes, 5.00%, 06/01/21(b)	50,000	48,405
Liberty Mutual Group, Inc., Sr. Unsec. Notes, 5.75%, 03/15/14(b)	100,000	104,962
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/05/39(b)	5,000	6,182

		465,809

Office Services & Supplies—0.10%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	25,000	24,125
Oil & Gas Drilling—0.18%
Transocean Inc., Sr. Unsec. Gtd. Global Notes, 4.95%, 11/15/15	40,000	42,191
Oil & Gas Equipment & Services—0.09%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	10,000	10,375
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	10,000	9,644

		20,019

Oil & Gas Exploration & Production—2.17%
Anadarko Petroleum Corp., Sr. Unsec. Global Notes, 5.75%, 06/15/14	95,000	103,469
Sr. Unsec. Notes, 7.63%, 03/15/14	15,000	16,883
Bill Barrett Corp., Sr. Unsec. Gtd. Notes, 7.63%, 10/01/19	2,000	1,970
Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	15,000	13,650
Chesapeake Energy Corp., Sr. Unsec. Gtd. Notes,
6.13%, 02/15/21	5,000	5,056
6.63%, 08/15/20	8,000	8,270
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	10,000	10,137
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value
Oil & Gas Exploration & Production—(continued)
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/19	$15,000	$16,106
Delta Petroleum Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.00%, 04/01/15	10,000	7,600
EOG Resources, Inc., Sr. Unsec. Notes, 4.10%, 02/01/21	45,000	48,300
Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	4,000	3,940
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	12,000	12,510
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.75%, 01/30/22	5,000	4,963
Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	10,000	10,500
Pemex Project Funding Master Trust, Sr. Unsec. Gtd. Global Bonds, 6.63%, 06/15/35	65,000	70,794
Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 6.88%, 01/20/40	45,000	47,499
Petrohawk Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 08/15/18	15,000	17,100
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	65,000	68,442
Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 8.63%, 10/15/19	15,000	16,200
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.75%, 06/01/21	5,000	5,200
SM Energy Co., Sr. Unsec. Notes, 6.63%, 02/15/19(b)	10,000	10,050
Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	10,000	10,087

		508,726

Oil & Gas Refining & Marketing—0.53%
Petronas Capital Ltd. (Malaysia), Unsec. Gtd. Unsub. Notes, 5.25%, 08/12/19(b)	100,000	108,828
United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	15,000	14,475

		123,303

Oil & Gas Storage & Transportation—2.47%
Chesapeake Midstream Partners L.P./CHKM Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/21(b)	5,000	4,825
Copano Energy LLC/Copano Energy Finance Co., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	15,000	14,925
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	7,000	7,219
Energy Transfer Partners L.P., Sr. Unsec. Global Notes, 6.05%, 06/01/41	115,000	108,065
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	70,000	79,353
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 08/15/21	15,000	15,319
Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	25,000	21,250
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	5,000	5,169
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.65%, 03/01/20	155,000	173,123
Targa Resources Partners L.P./Targa Resouces Partners Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/21(b)	15,000	14,475
Williams Partners L.P., Sr. Unsec. Global Notes,
3.80%, 02/15/15	75,000	78,298
6.30%, 04/15/40	50,000	55,967

		577,988

Other Diversified Financial Services—7.69%
Bank of America Corp., Sr. Unsec. Global Notes,
3.70%, 09/01/15	25,000	23,033
4.50%, 04/01/15	240,000	228,133
6.50%, 08/01/16	130,000	129,044
Sr. Unsec. Notes, 5.88%, 01/05/21	35,000	32,391
Citigroup Inc., Sr. Unsec. Notes, 6.01%, 01/15/15	150,000	158,715
Sr. Unsec. Global Notes, 6.38%, 08/12/14	255,000	270,273
Countrywide Financial Corp., Sr. Unsec. Gtd. Medium-Term Global Notes, 5.80%, 06/07/12	10,000	10,030
ERAC USA Finance LLC, Unsec. Gtd. Notes, 5.80%, 10/15/12(b)	105,000	109,968
Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/20(b)	100,000	113,858
General Electric Capital Corp.-Series A, Sr. Unsec. Medium-Term Global Notes, 6.88%, 01/10/39	60,000	69,156
International Lease Finance Corp., Sr. Sec. Notes, 6.50%, 09/01/14(b)	115,000	114,281
Sr. Unsec. Notes, 8.25%, 12/15/20	10,000	9,787
JPMorgan Chase & Co., Sr. Unsec. Global Notes,
3.15%, 07/05/16	35,000	34,677
3.45%, 03/01/16	25,000	25,052
4.75%, 05/01/13	15,000	15,756
5.60%, 07/15/41	95,000	99,116
JPMorgan Chase Capital XXVII-Series AA, Jr. Unsec. Gtd. Sub. Notes, 7.00%, 11/01/39	160,000	160,769
Merrill Lynch & Co. Inc.-Series C, Sr. Unsec. Medium-Term Global Notes, 5.45%, 02/05/13	200,000	198,354
Twin Reefs Pass-Through Trust, Sec. Pass Through Ctfs., 1.39%, (Acquired 12/07/04 — 04/03/06; Cost $130,332)(b)(c)(d)(e)	130,000	—

		1,802,393

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value
Packaged Foods & Meats—0.59%
Del Monte Foods Co., Sr. Unsec. Gtd. Notes, 7.63%, 02/15/19(b)	$5,000	$4,275
Kraft Foods Inc., Sr. Unsec. Global Notes,
2.63%, 05/08/13	70,000	71,606
6.50%, 02/09/40	50,000	61,538

		137,419

Paper Packaging—0.04%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	10,000	9,500
Paper Products—0.19%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	10,000	9,775
Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	5,000	4,950
Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	10,000	9,925
NewPage Corp., Sr. Sec. Gtd. Global Notes, 11.38%, 12/31/14	7,000	5,267
P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	15,000	14,869

		44,786

Pharmaceuticals—0.08%
Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	5,000	4,900
NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	5,000	5,175
Valeant Pharmaceuticals International, Sr. Unsec. Gtd. Notes, 6.75%, 10/01/17(b)	10,000	9,225

		19,300

Property & Casualty Insurance—0.96%
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	160,000	179,322
W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/19	40,000	46,751

		226,073

Publishing—0.03%
Nielsen Finance LLC/Co., Sr. Unsec Gtd. Global Notes, 7.75%, 10/15/18	7,000	7,210

Railroads—0.97%
Canadian Pacific Railway Co. (Canada), Sr. Unsec. Yankee Notes, 4.45%, 03/15/23	20,000	21,575
CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/41	55,000	62,443
Union Pacific Corp., Sr. Unsec. Notes, 4.00%, 02/01/21	135,000	143,262

		227,280

Real Estate Services—0.02%
CB Richard Ellis Service Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	5,000	4,825

Regional Banks—1.66%
BB&T Capital Trust II, Jr. Unsec. Gtd. Sub. Global Trust Pfd. Capital Securities, 6.75%, 06/07/36	5,000	4,982
CIT Group Inc., Sec. Gtd. Bonds, 7.00%, 05/02/17(b)	20,000	19,400
PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 3.63%, 02/08/15	110,000	115,135
PNC Preferred Funding Trust III, Jr. Sub. Notes, 8.70%(b)(c)	200,000	206,250
Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	30,000	25,575
Synovus Financial Corp., Unsec. Sub. Global Notes, 5.13%, 06/15/17	20,000	17,125

		388,467

Research & Consulting Services—0.04%
FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	10,000	9,675

Restaurants—0.97%
Yum! Brands, Inc., Sr. Unsec. Notes, 5.30%, 09/15/19	200,000	227,066

Semiconductor Equipment—0.15%
Amkor Technology Inc., Sr. Unsec. Global Notes, 7.38%, 05/01/18	25,000	24,563
Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	10,000	9,500

		34,063

Semiconductors—0.11%
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	25,000	25,625

Sovereign Debt—0.71%
Mexico Government International Bond (Mexico)-Series A, Sr. Unsec. Medium-Term Global Notes, 6.05%, 01/11/40	60,000	67,949

Russian Foreign Bond (Russia), Sr. Unsec. Euro Bonds, 3.63%, 04/29/15(b)	100,000	99,000

		166,949

Specialized Finance—1.08%
Moody’s Corp., Sr. Unsec. Notes, 5.50%, 09/01/20	110,000	119,518
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 3.05%, 03/01/16	70,000	73,505
Sr. Sec. Collateral Trust Notes, 2.63%, 09/16/12	60,000	61,089

		254,112

Specialized REIT’s—1.98%
Entertainment Properties Trust, Sr. Unsec. Gtd. Sub. Global Notes, 7.75%, 07/15/20	245,000	264,625
HCP, Inc., Sr. Unsec. Notes, 3.75%, 02/01/16	25,000	24,650
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value
Specialized REIT’s—(continued)
Host Hotels & Resorts L.P., Sr. Gtd. Global Notes, 6.00%, 11/01/20	$10,000	$9,675
Omega Healthcare Investors Inc., Sr. Unsec. Gtd. Global Notes., 6.75%, 10/15/22	5,000	4,775
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	75,000	74,016
Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 4.75%, 06/01/21	90,000	87,092

		464,833

Specialty Chemicals—0.07%
PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	15,000	15,206

Specialty Stores—0.12%
Staples Inc., Sr. Unsec. Gtd. Global Notes, 9.75%, 01/15/14	25,000	29,031

Steel—1.65%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes,
5.50%, 03/01/21	10,000	8,985
6.13%, 06/01/18	55,000	53,355
6.75%, 03/01/41	10,000	8,651
7.00%, 10/15/39	195,000	174,082
FMG Resources Ltd. (Australia), Sr. Unsec. Gtd. Notes,
6.38%, 02/01/16(b)	7,000	6,493
7.00%, 11/01/15(b)	2,000	1,900
United States Steel Corp., Sr. Unsec. Notes, 7.00%, 02/01/18	10,000	9,050
Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes,
4.63%, 09/15/20	55,000	53,323
6.88%, 11/10/39	65,000	71,014

		386,853

Systems Software—0.08%
Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16(b)	20,000	18,600

Technology Distributors—0.30%
Avnet Inc., Sr. Unsec. Notes, 5.88%, 06/15/20	65,000	69,739

Textiles—0.06%
Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	15,000	14,325

Tires & Rubber—0.06%
Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd Notes, 8.25%, 08/15/20	13,000	13,228

Tobacco—0.42%
Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/05/21	95,000	98,990

Trading Companies & Distributors—0.14%
H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	25,000	24,000
Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18	5,000	4,900
RSC Equipment Rental Inc./RSC Holdings III LLC, Sr. Unsec. Gtd. Global Notes, 8.25%, 02/01/21	5,000	4,375

		33,275

Trucking—0.12%
AE Escrow Group, Sr. Unsec Notes, 9.75%, 03/15/20(b)	2,000	1,965
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	10,000	9,000
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes,
6.75%, 04/15/19	10,000	9,050
7.38%, 01/15/21	10,000	9,150

		29,165

Wireless Telecommunication Services—1.74%
Alltel Corp., Sr. Unsec. Global Notes, 7.00%, 07/01/12	50,000	52,253
American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15	90,000	95,853
Clearwire Communications LLC/Clearwire Finance Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	20,000	17,500
Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	22,000	19,360
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20(b)	120,000	125,400
MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes,
6.63%, 11/15/20	10,000	8,800
7.88%, 09/01/18	5,000	4,878
SBA Telecommunications Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 08/15/19	20,000	21,125
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19	10,000	8,588
Sprint Nextel Corp., Sr. Unsec. Notes, 8.38%, 08/15/17	10,000	9,312
Wind Acquisition Finance S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)	50,000	44,250

		407,319

Total U.S. Dollar Denominated Bonds & Notes
(Cost $17,489,851)		17,960,331

U.S. Treasury Securities—15.32%
U.S. Treasury Bills—0.21%
0.08%, 11/17/11(f)(g)	50,000	49,999

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value
U.S. Treasury Notes—8.89%
2.00%, 04/30/16	$160,000	$168,275
1.75%, 05/31/16	230,000	239,164
1.00%, 08/31/16	750,000	751,758
3.63%, 02/15/21	800,000	924,125

		2,083,322

U.S. Treasury Bonds—6.22%
4.25%, 05/15/39	100,000	125,875
4.50%, 08/15/39	300,000	392,719
4.75%, 02/15/41	660,000	901,828
4.38%, 05/15/41	30,000	38,752

		1,459,174

Total U.S. Treasury Securities (Cost $3,216,322)		3,592,495

Asset-Backed Securities—2.21%
Countrywide Asset-Backed Ctfs., Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 09/25/37	43,320	42,483
Credit Suisse Mortgage Capital Ctfs., Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.72%, 12/24/34(b)(d)	97,016	91,617
Santander Drive Auto Receivables Trust, Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17	80,000	80,939
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs., 5.67%, 08/15/39(d)	45,000	45,680
Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.38%, 10/15/44(d)	110,000	103,188
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.74%, 12/25/34(d)	168,933	153,988

Total Asset-Backed Securities (Cost $506,869)		517,895

Municipal Obligations—1.48%
Alameda (County of), California Joint Powers Authority (Multiple Capital); Series 2010 A, Taxable Lease RB, 7.05%, 12/01/44	55,000	68,095
Florida Development Finance Corp. (Palm Bay Academy Inc.); Series 2006 B, Taxable RB, 7.50%, 05/15/17	65,000	57,997
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J) (Build America Bonds); Series 2010 A, Taxable RB, 6.64%, 04/01/57	90,000	98,182
New Jersey (State of) Transportation Trust Fund Authority (Build America Bonds); Series 2010 C, Taxable RB, 5.75%, 12/15/28	50,000	55,859
New York (City of) Transitional Finance Authority (Build America Bonds); Sub-series 2011 B-1, Future Tax Secured RB, 5.57%, 11/01/38	$55,000	65,731

Total Municipal Obligations (Cost $314,523)		345,864

U.S. Government Sponsored Mortgage-Backed Securities—1.14%
Federal Home Loan Mortgage Corp. (FHLMC)—0.36%
Pass Through Ctfs.,
6.50%, 05/01/16 to 08/01/32	8,165	9,140
6.00%, 05/01/17 to 12/01/31	42,453	46,806
5.50%, 09/01/17	25,990	28,170

		84,116

Federal National Mortgage Association (FNMA)—0.65%
Pass Through Ctfs.,
7.00%, 02/01/16 to 09/01/32	21,691	24,785
6.50%, 05/01/16 to 09/01/31	7,344	8,170
5.00%, 11/01/18	26,738	28,934
7.50%, 04/01/29 to 10/01/29	72,037	84,057
8.00%, 04/01/32	5,893	6,934

		152,880

Government National Mortgage Association (GNMA)—0.13%
Pass Through Ctfs.,
7.50%, 06/15/23	10,182	11,844
8.50%, 11/15/24	5,875	6,481
7.00%, 07/15/31 to 08/15/31	2,217	2,601
6.50%, 11/15/31 to 03/15/32	5,033	5,821
6.00%, 11/15/32	3,717	4,166

		30,913

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $241,527)		267,909

	Shares
Preferred Stocks—0.17%
Consumer Finance—0.04%
Ally Financial, Inc., Series A, 8.50% Pfd.	250	4,363
GMAC Capital Trust I, Series 2, 8.13% Jr. Sub. Gtd. Pfd.	270	4,927

		9,290

Industrial REIT’s—0.01%
DuPont Fabros Technology Inc., Series B, 7.63% Pfd.	95	2,381

Regional Banks—0.11%
Zions Bancorp. Series C, 9.50% Pfd. (h)	1,000	25,250

Tires & Rubber—0.01%
Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.	75	2,921

Total Preferred Stocks (Cost $46,056)		39,842

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

		Principal
		Amount	Value
Non-U.S. Dollar Denominated Bonds & Notes—0.03%
Canada—0.03%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17 (Cost $8,575)(b)(i)	CAD	8,000	$7,785

		Shares
Common Stocks & Other Equity Interests—0.01%
Broadcasting—0.01%
Adelphia Recovery Trust, Series ACC-1 (j)		87,412	1,748

Cable & Satellite—0.00%
Adelphia Communications Corp. (j)		900	0

Total Common Stocks & Other Equity Interests (Cost $22,181)			1,748

Money Market Funds—1.56%
Liquid Assets Portfolio — Institutional Class (k)		182,661	182,661
Premier Portfolio — Institutional Class (k)		182,661	182,661

Total Money Market Funds (Cost $365,322)			365,322

TOTAL INVESTMENTS—98.54% (Cost $22,211,226)			23,099,191

OTHER ASSETS LESS LIABILITIES—1.46%			342,759

NET ASSETS—100.00%			$23,441,950

Investment Abbreviations:

CAD	—	Canadian Dollar
Conv.	—	Convertible
Ctfs.	—	Certificates
Deb.	—	Debentures
Gtd.	—	Guaranteed
Jr.	—	Junior
Pfd.	—	Preferred
PIK	—	Payment in Kind
RB	—	Revenue Bonds
REIT	—	Real Estate Investment Trust
Sec.	—	Secured
Sr.	—	Senior
Sub.	—	Subordinated
Unsec.	—	Unsecured
Unsub.	—	Unsubordinated
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2011 was $5,510,200, which represented 23.51% of the Fund’s Net Assets.

(c)	Perpetual bond with no specified maturity date.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2011.

(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at September 30, 2011 represented less than 1% of the Fund’s Net Assets.

(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 4.

(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(h)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of September 30, 2011 represented less than 1% of the Fund’s Net Assets. See Note 3.

(i)	Foreign denominated security. Principal amount is denominated in currency indicated.

(j)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(k)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco V.I. Diversified Income Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Lower-Rated Securities — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of
Invesco V.I. Diversified Income Fund

F.	Foreign Currency Translations —(continued)

market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

H.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
     Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
     A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other
Invesco V.I. Diversified Income Fund

H.	Swap Agreements — (continued)

reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
     Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
     Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
I.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. Diversified Income Fund

     During the nine months ended September 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$406,912	$—	$—	$406,912
U.S. Treasury Securities	—	3,592,495	—	3,592,495
Corporate Debt Securities	—	17,968,116	0	17,968,116
Asset-Backed Securities	—	517,895	—	517,895
Municipal Obligations	—	345,864	—	345,864
U.S. Government Sponsored Securities	—	267,909	—	267,909

	$406,912	$22,692,279	$0	23,099,191

Futures*	51,117	—	—	51,117
Swap Agreements*		1,989	—	1,989

Total Investments	$458,029	$22,694,268	$0	$23,152,297

*	Unrealized appreciation.
NOTE 3 — Investments in Affiliates
The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the nine months ended September 30, 2011.

Change in
				Unrealized	Realized
	Value	Purchases at	Proceeds from	Appreciation	Gain	Value	Dividend
	12/31/10	Cost	Sales	(Depreciation)	(Loss)	09/30/11	Income

Zions Bancorp.	$—	$26,940	$—	$(1,690)	$—	$25,250	$1,214
NOTE 4 — Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of September 30, 2011:

	Notional Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Credit risk Swap Agreements (a)	$2,107	$(118)
Interest rate risk Futures contracts (a)	$75,302	$(24,185)

(a)	Includes cumulative appreciation (depreciation) of futures and swap agreements.
Invesco V.I. Diversified Income Fund

Effect of Derivative Instruments for the nine months ended September 30, 2011
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

		Swap
	Futures *	Agreements *

Realized Gain (Loss) Credit risk	$—	$9,066
Interest rate risk	(13,386)	—
Change in Unrealized Appreciation Credit risk	$—	$1,989
Interest rate risk	44,927

Total	$31,541	$11,055

*	The average notional value of futures and swap agreements outstanding during the period was $8,283,022 and $222,222, respectively.
Open Futures Contracts

				Unrealized
	Number of	Expiration	Notional	Appreciation
Long Contracts	Contracts	Month	Value	(Depreciation)

U.S. Treasury Ultra Bonds	5	December-2011	$793,125	$72,802
U.S. Treasury 5 Year Notes	27	December-2011	3,307,078	2,433

Subtotal			$4,100,203	$75,235

Short Contracts
U.S. Treasury 10 Year Notes	29	December-2011	$(3,772,719)	$(17,053)
U.S. Treasury 30 Year Notes	1	December-2011	(142,625)	(7,065)

Subtotal			$(3,915,344)	$(24,118)

Total			$184,859	$51,117

Open Credit Default Swap Agreements

			(Pay)					Value
			/Receive			Implied		Unrealized
		Buy/Sell	Fixed		Expiration	Credit	Notional	Appreciation
Counterparty	Reference Entity	Protection	Rate		Date	Spread (a)	Amount	(Depreciation)

Bank of America, N.A.	CDX North America Investment Grade High Volatility Index	Buy	1.00	%(b)	12/20/16	1.43%	$500,000	$2,107
Bank of America, N.A.	CDX North America Investment Grade High Volatility Index	Buy	1.00	%(c)	12/20/16	1.43%	500,000	(118)

Total Credit Default Swap Agreements								$1,989

(a)	Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

(b)	Unamortized discount at period-end of $8,368.

(c)	Unamortized discount at period-end of $10,593.
Invesco V.I. Diversified Income Fund

NOTE 5 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2011 was $8,845,392 and $12,054,867, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,373,858
Aggregate unrealized (depreciation) of investment securities	(458,893)

Net unrealized appreciation of investment securities	$914,965

Cost of investments is the same for tax and financial statement purposes.
Invesco V.I. Diversified Income Fund

Invesco V.I. Dividend Growth Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2011

MS-VIDGR-QTR-1 09/11	Invesco Advisers, Inc.

Schedule of Investments
September 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—96.27%(a)
Aerospace & Defense—3.92%
General Dynamics Corp.	105,181	$5,983,747
Raytheon Co.	141,043	5,764,428

		11,748,175

Apparel Retail—0.53%
TJX Cos., Inc. (The)	28,834	1,599,422

Asset Management & Custody Banks—2.23%
Federated Investors, Inc. -Class B	256,252	4,492,097
State Street Corp.	67,580	2,173,373

		6,665,470

Auto Parts & Equipment—1.28%
Johnson Controls, Inc.	144,876	3,820,380

Brewers—3.68%
Foster’s Group Ltd. (Australia)	880,148	4,469,587
Heineken N.V. (Netherlands)	146,556	6,548,287

		11,017,874

Building Products—1.46%
Masco Corp.	614,463	4,374,977

Casinos & Gaming—1.36%
International Game Technology	281,125	4,084,746

Consumer Finance—2.10%
Capital One Financial Corp.	158,292	6,273,112

Data Processing & Outsourced Services—2.02%
Automatic Data Processing, Inc.	128,561	6,061,651

Department Stores—0.38%
Nordstrom, Inc.	24,723	1,129,347

Distillers & Vintners—0.28%
Treasury Wine Estates Ltd. (Australia)	227,094	840,040

Distributors—0.28%
Genuine Parts Co.	16,362	831,190

Diversified Banks—0.56%
U.S. Bancorp	70,814	1,666,962

Diversified Chemicals—0.47%
E. I. du Pont de Nemours and Co.	35,530	1,420,134

Drug Retail—1.12%
Walgreen Co.	101,705	3,345,077

Electric Utilities—6.34%
American Electric Power Co., Inc.	177,002	6,729,616
Entergy Corp.	62,105	4,116,940
Exelon Corp.	147,380	6,279,862
PPL Corp.	64,792	1,849,164

		18,975,582

Electrical Components & Equipment—0.43%
Emerson Electric Co.	31,054	1,282,841

Food Distributors—1.91%
Sysco Corp.	221,242	5,730,168

Gas Utilities—1.36%
AGL Resources Inc.	100,276	4,085,244

General Merchandise Stores—1.97%
Target Corp.	120,412	5,905,005

Health Care Equipment—2.71%
Medtronic, Inc.	105,474	3,505,956
Stryker Corp.	97,588	4,599,322

		8,105,278

Hotels, Resorts & Cruise Lines—1.86%
Accor S.A. (France)	64,045	1,704,372
Marriott International Inc. -Class A	141,937	3,866,364

		5,570,736

Household Products—5.85%
Kimberly-Clark Corp.	146,969	10,436,269
Procter & Gamble Co. (The)	111,962	7,073,759

		17,510,028

Housewares & Specialties—0.71%
Newell Rubbermaid Inc.	179,181	2,126,878

Industrial Machinery—3.55%
Illinois Tool Works Inc.	48,030	1,998,048
Pentair, Inc.	184,493	5,905,621
Snap-On Inc.	61,269	2,720,344

		10,624,013

Integrated Oil & Gas—1.48%
Exxon Mobil Corp.	31,403	2,280,800
Total S.A. (France)	48,776	2,150,165

		4,430,965

Integrated Telecommunication Services—1.02%
AT&T Inc.	106,865	3,047,790

Investment Banking & Brokerage—1.39%
Charles Schwab Corp. (The)	369,610	4,165,505

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Dividend Growth Fund

	Shares	Value

Life & Health Insurance—2.70%
Lincoln National Corp.	167,726	$2,621,558
Prudential Financial, Inc.	48,856	2,289,392
StanCorp Financial Group, Inc.	114,888	3,167,462

		8,078,412

Motorcycle Manufacturers—0.90%
Harley-Davidson, Inc.	78,432	2,692,571

Movies & Entertainment—1.72%
Time Warner Inc.	171,870	5,150,944

Multi-Utilities—2.26%
Dominion Resources, Inc.	87,994	4,467,455
Sempra Energy	44,662	2,300,093

		6,767,548

Oil & Gas Storage & Transportation—0.72%
Southern Union Co.	53,421	2,167,290

Packaged Foods & Meats—8.18%
Campbell Soup Co.	190,689	6,172,603
General Mills, Inc.	240,240	9,242,033
Kraft Foods Inc. -Class A	172,723	5,800,038
Mead Johnson Nutrition Co.	47,879	3,295,512

		24,510,186

Paper Products—1.61%
International Paper Co.	206,857	4,809,425

Pharmaceuticals—5.20%
Bristol-Myers Squibb Co.	77,926	2,445,318
Eli Lilly and Co.	136,262	5,037,606
Johnson & Johnson	102,210	6,511,799
Novartis AG (Switzerland)	28,029	1,564,286

		15,559,009

Property & Casualty Insurance—1.25%
Travelers Cos., Inc. (The)	76,971	3,750,797

Regional Banks—7.26%
Fifth Third Bancorp	542,645	5,480,714
M&T Bank Corp.	48,323	3,377,778
SunTrust Banks, Inc.	413,481	7,421,984
Zions Bancorp.	388,715	5,469,220

		21,749,696

Reinsurance—0.39%
Transatlantic Holdings, Inc.	24,014	1,165,159

Restaurants—0.93%
Brinker International, Inc.	133,625	2,795,435

Semiconductors—1.76%
Linear Technology Corp.	47,626	1,316,859
Texas Instruments Inc.	148,700	3,962,855

		5,279,714

Soft Drinks—1.31%
Coca-Cola Co. (The)	57,909	3,912,332

Specialized Consumer Services—0.71%
H&R Block, Inc.	160,543	2,136,827

Specialized REIT’s—1.28%
Weyerhaeuser Co.	245,900	3,823,745

Specialty Chemicals—0.48%
Ecolab Inc.	29,669	1,450,517

Systems Software—1.79%
Microsoft Corp.	215,781	5,370,789

Thrifts & Mortgage Finance—1.52%
Capitol Federal Financial Inc.	11,148	117,723
Hudson City Bancorp, Inc.	782,011	4,426,182

		4,543,905

Tobacco—2.05%
Altria Group, Inc.	144,736	3,880,372
Philip Morris International Inc.	36,311	2,265,080

		6,145,452

Total Common Stocks & Other Equity Interests (Cost $313,367,889)		288,298,343

Money Market Funds—4.55%
Liquid Assets Portfolio — Institutional Class (b)	6,818,278	6,818,278
Premier Portfolio — Institutional Class (b)	6,818,278	6,818,278

Total Money Market Funds (Cost $13,636,556)		13,636,556

TOTAL INVESTMENTS—100.82% (Cost $327,004,445)		301,934,899

OTHER ASSETS LESS LIABILITIES—(0.82)%		(2,451,064)

NET ASSETS—100.00%		$299,483,835

Investment Abbreviations:

REIT	— Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Dividend Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco V.I. Dividend Growth Fund

     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded.
Invesco V.I. Dividend Growth Fund

Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended September 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$284,658,162	$17,276,737	$—	$301,934,899
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2011 was $83,313,774 and $71,998,032, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$14,536,764
Aggregate unrealized (depreciation) of investment securities	(39,606,310)

Net unrealized appreciation (depreciation) of investment securities	$(25,069,546)

Cost of investments for tax purposes is $327,004,445
Invesco V.I. Dividend Growth Fund

Invesco V.I. Global Health Care Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2011

I-VIGHC-QTR-1 09/11	Invesco Advisers, Inc.

Schedule of Investments(a)
September 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—89.65%
Biotechnology—15.80%
Amarin Corp. PLC -ADR (United Kingdom)(b)	135,307	$1,244,824
Biogen Idec Inc. (b)	23,529	2,191,726
BioMarin Pharmaceutical Inc. (b)	119,610	3,811,971
Celgene Corp. (b)	36,103	2,235,498
Gilead Sciences, Inc. (b)	146,240	5,674,112
Incyte Corp. (b)	139,437	1,947,935
InterMune, Inc. (b)	34,249	691,830
Onyx Pharmaceuticals, Inc. (b)	39,877	1,196,709
Pharmasset, Inc. (b)	18,915	1,558,028
United Therapeutics Corp. (b)	32,888	1,232,971

		21,785,604

Drug Retail—3.04%
CVS Caremark Corp.	98,379	3,303,567
Drogasil S.A. (Brazil)	148,860	885,280

		4,188,847

Health Care Distributors—2.21%
McKesson Corp.	41,892	3,045,549

Health Care Equipment—9.09%
Baxter International Inc.	64,753	3,635,233
CareFusion Corp. (b)	63,682	1,525,184
Covidien PLC (Ireland)	73,204	3,228,296
Hologic, Inc. (b)	104,356	1,587,255
MAKO Surgical Corp. (b)	39,385	1,347,755
Wright Medical Group, Inc. (b)	67,893	1,213,927

		12,537,650

Health Care Facilities—3.51%
Assisted Living Concepts Inc. -Class A	62,920	797,196
Rhoen-Klinikum AG (Germany)	133,140	2,694,956
Universal Health Services, Inc. -Class B	39,598	1,346,332

		4,838,484

Health Care Services—5.57%
DaVita, Inc. (b)	45,574	2,856,123
Express Scripts, Inc. (b)	40,201	1,490,251
Medco Health Solutions, Inc. (b)	24,770	1,161,465
Quest Diagnostics Inc.	43,855	2,164,683

		7,672,522

Health Care Supplies—0.50%
Meridian Bioscience, Inc.	44,039	693,174

Health Care Technology—3.69%
Allscripts Healthcare Solutions, Inc. (b)	138,671	2,498,851
Cerner Corp. (b)	37,696	2,582,930

		5,081,781

Industrial Conglomerates—1.21%
Koninklijke Philips Electronics N.V. (Netherlands)	93,446	1,672,436

Life Sciences Tools & Services—7.12%
Gerresheimer AG (Germany)	30,785	1,274,783
Life Technologies Corp. (b)	84,896	3,262,553
Thermo Fisher Scientific, Inc. (b)	104,215	5,277,448

		9,814,784

Managed Health Care—15.33%
Aetna Inc.	96,269	3,499,378
AMERIGROUP Corp. (b)	24,512	956,213
Amil Participacoes S.A. (Brazil)(c)	133,900	1,184,861
Aveta, Inc. (Acquired 12/21/05; Cost $1,655,802)(b)(c)	122,652	1,103,868
CIGNA Corp.	49,320	2,068,481
Coventry Health Care, Inc. (b)	63,727	1,835,975
Health Net Inc. (b)	73,072	1,732,537
Humana Inc.	32,981	2,398,708
UnitedHealth Group Inc.	53,006	2,444,637
WellPoint, Inc.	59,824	3,905,311

		21,129,969

Pharmaceuticals—21.99%
Abbott Laboratories	70,777	3,619,536
Bayer AG (Germany)	30,503	1,676,010
EastPharma Ltd. -GDR (Turkey)(c)	114,132	142,665
Hikma Pharmaceuticals PLC (United Kingdom)	119,052	1,053,571
Hospira, Inc. (b)	70,212	2,597,844
Ipsen S.A. (France)	32,981	992,445
MAP Pharmaceuticals Inc. (b)	54,176	792,053
Medicis Pharmaceutical Corp. -Class A	44,697	1,630,547
Nippon Shinyaku Co., Ltd. (Japan)	116,000	1,492,918
Novartis AG -ADR (Switzerland)	66,353	3,700,507
Pharmstandard -GDR (Russia)(b)(c)	23,450	443,715
Roche Holding AG (Switzerland)	35,416	5,697,786
Shire PLC -ADR (Ireland)	15,269	1,434,217
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	135,525	5,044,240

		30,318,054

Research & Consulting Services—0.59%
Qualicorp S.A. (Brazil)(b)(c)	109,000	812,750

Total Common Stocks & Other Equity Interests (Cost $123,240,050)		123,591,604

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Health Care Fund

	Shares	Value

Money Market Funds—10.02%
Liquid Assets Portfolio — Institutional Class (d)	6,905,849	$6,905,849
Premier Portfolio — Institutional Class (d)	6,905,849	6,905,849

Total Money Market Funds (Cost $13,811,698)		13,811,698

TOTAL INVESTMENTS—99.67% (Cost $137,051,748)		137,403,302

OTHER ASSETS LESS LIABILITIES—0.33%		458,288

NET ASSETS—100.00%		$137,861,590

Investment Abbreviations:

ADR	—American Depositary Receipt

GDR	—Global Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2011 was $3,687,859, which represented 2.68% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco V.I. Global Health Care Fund

A.	Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund’s overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.
     The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.
E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies
Invesco V.I. Global Health Care Fund

F.	Foreign Currency Translations — (continued)
are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. Global Health Care Fund

     During the nine months ended September 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$119,300,814	$18,102,488	$—	$137,403,302
Foreign Currency Contracts*	—	617,362	—	617,362

Total Investments	$119,300,814	$18,719,850	$—	$138,020,664

*	Unrealized appreciation.
NOTE 3 — Derivative Investments
Open Foreign Currency Contracts at Period End

Settlement		Contract to					Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation

11/14/11	CitiBank Capital	CHF	2,350,000	USD	3,058,104	$2,594,960	$463,144
11/14/11	CitiBank Capital	EUR	2,100,000	USD	2,966,397	2,812,179	154,218

Total foreign currency contracts							$617,362

Currency Abbreviations:
CHF — Swiss Franc
EUR — Euro
USD — U.S. Dollar
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2011 was $41,427,927 and $60,081,433, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$14,026,786
Aggregate unrealized (depreciation) of investment securities	(13,700,410)

Net unrealized appreciation of investment securities	$326,376

Cost of investments for tax purposes is $137,076,926.

Invesco V.I. Global Real Estate Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2011

invesco.com/us	VIGRE-QTR-1 09/11	Invesco Advisers, Inc.

Schedule of Investments
September 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—98.25%

Australia—8.60%
CFS Retail Property Trust	1,044,538	$1,752,546
Dexus Property Group	1,278,480	1,008,723
Goodman Group	2,755,579	1,508,152
GPT Group	397,757	1,189,065
Investa Office Fund	1,783,819	1,033,251
Stockland	939,636	2,614,460
Westfield Group	533,598	3,951,849
Westfield Retail Trust	997,877	2,315,553

		15,373,599

Austria—0.41%
Conwert Immobilien Invest S.E.	60,229	726,052

Canada—3.90%
Boardwalk REIT	26,892	1,236,078
Canadian REIT	13,000	442,387
Chartwell Seniors Housing REIT	144,700	1,042,249
H&R REIT	62,400	1,248,357
Primaris Retail REIT	68,100	1,331,854
RioCan REIT	67,800	1,681,740

		6,982,665

China—0.64%
Agile Property Holdings Ltd.	428,000	271,913
Country Garden Holdings Co.	973,000	262,037
Evergrande Real Estate Group Ltd.	1,174,000	352,706
Shimao Property Holdings Ltd.	353,500	258,945

		1,145,601

Finland—0.46%
Sponda Oyj	218,739	822,362

France—4.65%
Fonciere des Regions	8,420	587,262
Gecina S.A.	3,518	308,045
Klepierre	31,541	884,410
Mercialys	26,850	956,182
Societe Immobiliere de Location pour I’Industrie et le Commerce	6,719	647,336
Unibail-Rodamco S.E.	27,665	4,929,593

		8,312,828

Germany—0.64%
Deutsche Wohnen AG	41,152	548,466
GSW Immobilien AG (a)	21,150	600,350

		1,148,816

Hong Kong—10.92%
China Overseas Land & Investment Ltd.	1,312,301	1,877,686
China Resources Land Ltd.	588,000	617,827
Hang Lung Properties Ltd.	731,000	2,138,257
Henderson Land Development Co. Ltd.	178,000	789,630
Hongkong Land Holdings Ltd.	482,000	2,133,960
Hysan Development Co. Ltd.	175,000	525,210
Kerry Properties Ltd.	281,400	884,968
Link REIT (The)	601,500	1,900,741
Sino Land Co. Ltd.	456,000	603,168
Sun Hung Kai Properties Ltd.	523,000	5,925,521
Wharf Holdings Ltd. (The)	440,000	2,138,848

		19,535,816

Italy—0.17%
Beni Stabili S.p.A.	567,675	299,147

Japan—10.28%
Advance Residence Investment Corp.	175	316,480
AEON Mall Co., Ltd.	27,900	634,769
Frontier Real Estate Investment Corp.	34	300,611
Japan Prime Realty Investment Corp.	261	668,114
Japan Real Estate Investment Corp.	156	1,522,744
Japan Retail Fund Investment Corp.	422	679,767
Mitsubishi Estate Co. Ltd.	286,000	4,631,676
Mitsui Fudosan Co., Ltd.	237,000	3,753,478
Nippon Building Fund Inc.	162	1,675,618
Nomura Real Estate Office Fund, Inc.	33	201,235
Sumitomo Realty & Development Co., Ltd.	144,000	2,768,857
Tokyu Land Corp.	130,000	467,166
United Urban Investment Corp.	722	759,907

		18,380,422

Malta—0.00%
BGP Holdings PLC (a)	3,053,090	0

Netherlands—0.80%
Corio N.V.	31,285	1,439,460

Norway—0.13%
Norwegian Property ASA	178,947	238,453

Singapore—4.12%
Ascendas REIT	468,000	722,953
CapitaCommercial Trust	604,000	457,759
Capitaland Ltd.	903,000	1,683,752
CapitaMall Trust	977,550	1,357,775
CapitaMalls Asia Ltd.	548,000	500,461
City Developments Ltd.	97,000	704,289
Global Logistic Properties Ltd. (a)	795,000	997,709
Keppel Land Ltd.	185,000	361,531
Suntec REIT	664,000	581,014

		7,367,243

Sweden—0.82%
Castellum A.B.	80,281	977,412

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Real Estate Fund

	Shares	Value

Sweden—(continued)
Wihlborgs Fastigheter AB	38,877	$490,328

		1,467,740

Switzerland—1.49%
PSP Swiss Property AG (a)	6,146	551,471
Swiss Prime Site AG (a)	26,348	2,121,611

		2,673,082

United Kingdom—5.38%
Big Yellow Group PLC	137,453	510,230
British Land Co. PLC	241,155	1,780,562
Derwent London PLC	40,646	908,726
Great Portland Estates PLC	142,381	751,555
Hammerson PLC	226,047	1,319,101
Land Securities Group PLC	207,631	2,067,709
Segro PLC	227,261	775,788
Shaftesbury PLC	143,525	1,038,799
Unite Group PLC	182,258	467,846

		9,620,316

United States—44.84%
Acadia Realty Trust	45,241	846,007
Alexandria Real Estate Equities, Inc.	34,268	2,103,712
American Campus Communities, Inc.	32,100	1,194,441
AvalonBay Communities, Inc.	27,053	3,085,395
Boston Properties, Inc.	39,979	3,562,129
BRE Properties, Inc.	16,821	712,201
Brookfield Office Properties, Inc.	128,336	1,774,078
Camden Property Trust	27,982	1,546,285
DDR Corp.	15,200	165,680
DiamondRock Hospitality Co.	110,529	772,598
Digital Realty Trust, Inc.	38,519	2,124,708
Douglas Emmett, Inc.	45,738	782,120
Duke Realty Corp.	90,199	947,089
Equity Lifestyle Properties, Inc.	10,000	627,000
Equity Residential	62,575	3,245,765
Essex Property Trust, Inc.	18,188	2,183,287
Extra Space Storage Inc.	38,300	713,529
Federal Realty Investment Trust	19,000	1,565,790
General Growth Properties, Inc.	117,387	1,420,383
HCP, Inc.	103,111	3,615,072
Health Care REIT, Inc.	69,097	3,233,740
Healthcare Realty Trust, Inc.	1,498	25,241
Hersha Hospitality Trust	94,836	328,133
Highwoods Properties, Inc.	38,000	1,073,880
Host Hotels & Resorts Inc.	256,124	2,801,997
Kilroy Realty Corp.	35,117	1,099,162
Kimco Realty Corp.	127,200	1,911,816
Macerich Co. (The)	62,740	2,674,606
Mid-America Apartment Communities, Inc.	22,100	1,330,862
National Retail Properties Inc.	42,118	1,131,711
Piedmont Office Realty Trust Inc. -Class A	48,700	787,479
Prologis, Inc.	146,120	3,543,410
Public Storage	27,745	3,089,406
Regency Centers Corp.	38,700	1,367,271
Retail Opportunity Investments Corp.	61,879	685,619
Senior Housing Properties Trust	35,200	758,208
Simon Property Group, Inc.	74,784	8,224,744
SL Green Realty Corp.	17,786	1,034,256
Sovran Self Storage, Inc.	21,700	806,589
Starwood Hotels & Resorts Worldwide, Inc.	10,213	396,469
Sunstone Hotel Investors, Inc. (a)	31,100	176,959
Tanger Factory Outlet Centers, Inc.	9,500	247,095
Taubman Centers, Inc.	11,100	558,441
UDR, Inc.	55,500	1,228,770
Ventas, Inc.	91,905	4,540,128
Vornado Realty Trust	53,965	4,026,868
Washington REIT	4,460	125,683

		80,195,812

Total Common Stocks & Other Equity Interests (Cost $177,426,349)		175,729,414

Money Market Funds—1.57%
Liquid Assets Portfolio — Institutional Class (b)	1,402,450	1,402,450
Premier Portfolio — Institutional Class (b)	1,402,450	1,402,450

Total Money Market Funds (Cost $2,804,900)		2,804,900

TOTAL INVESTMENTS—99.82% (Cost $180,231,249)		178,534,314

OTHER ASSETS LESS LIABILITIES—0.18%		316,377

NET ASSETS—100.00%		$178,850,691

Investment Abbreviations:
REIT           —Real Estate Investment Trust
Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco V.I. Global Real Estate Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
     The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
     Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses
Invesco V.I. Global Real Estate Fund

E. Foreign Currency Translations — (continued)
arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. Global Real Estate Fund

NOTE 2 — Additional Valuation Information (continued)

	Level 1*	Level 2*	Level 3	Total

Australia	$—	$15,373,599	$—	$15,373,599
Austria	—	726,052	—	726,052
Canada	6,982,665	—	—	6,982,665
China	—	1,145,601	—	1,145,601
Finland	—	822,362	—	822,362
France	—	8,312,828	—	8,312,828
Germany	—	1,148,816	—	1,148,816
Hong Kong	—	19,535,816	—	19,535,816
Italy	—	299,147	—	299,147
Japan	—	18,380,422	—	18,380,422
Malta	—	—	0	0
Netherlands	—	1,439,460	—	1,439,460
Norway	—	238,453	—	238,453
Singapore	—	7,367,243	—	7,367,243
Sweden	—	1,467,740	—	1,467,740
Switzerland	—	2,673,082	—	2,673,082
United Kingdom	—	9,620,316	—	9,620,316
United States	83,000,712	—	—	83,000,712

	$89,983,377	$88,550,937	$0	$178,534,314

*	Transfers occurred between level 1 and level 2 due to foreign fair value adjustments.
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2011 was $122,828,122 and $76,792,007, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$12,516,687
Aggregate unrealized (depreciation) of investment securities	(27,044,313)

Net unrealized appreciation (depreciation) of investment securities	$(14,527,626)

Cost of investments for tax purposes is $193,061,940.
Invesco V.I. Global Real Estate Fund

Invesco V.I. Government Securities Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2011

invesco.com/us	VIGOV-QTR-1 9/11	Invesco Advisers, Inc.

Schedule of Investments
September 30, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Government Sponsored Mortgage-Backed Securities—74.37%

Collateralized Mortgage Obligations—39.95%
Fannie Mae Grantor Trust,
5.34%, 04/25/12	$4,500,000	$4,607,115
Fannie Mae REMICs,
4.00%, 09/25/16 to 07/25/40	22,334,615	23,636,846
4.50%, 11/25/16 to 07/25/27	14,873,510	15,539,215
5.00%, 02/25/17 to 09/25/37	40,593,101	43,331,904
4.25%, 12/25/19 to 02/25/37	18,167,216	19,403,866
3.00%, 07/25/22 to 09/25/36	19,871,980	20,708,458
7.00%, 09/18/27	1,046,413	1,207,167
6.50%, 01/25/30 to 03/25/32	3,668,912	4,214,511
3.50%, 12/25/31	3,681,647	3,836,485
4.75%, 07/25/33	7,498,645	7,835,922
5.75%, 10/25/35	1,371,862	1,554,446
0.53%, 05/25/36(a)	13,419,970	13,402,837
6.57%, 06/25/39(a)	10,926,748	12,958,989
Fannie Mae Whole Loans,
5.50%, 07/25/34	1,077,433	1,099,207
Federal Home Loan Bank,
4.55%, 04/27/12	999,609	1,021,386
5.27%, 12/28/12	11,110,254	11,644,179
5.07%, 10/20/15	2,327,930	2,558,872
5.46%, 11/27/15	33,522,063	37,188,998
5.77%, 03/23/18	5,488,975	6,115,557
Freddie Mac REMICs,
3.88%, 12/15/12	160,265	160,464
0.85%, 03/15/13	3,280,914	3,294,080
4.75%, 07/15/14 to 05/15/23	2,574,117	2,619,260
3.50%, 10/15/16 to 12/15/27	4,091,494	4,221,430
4.00%, 02/15/17 to 03/15/38	25,014,510	26,246,592
4.50%, 04/15/17 to 10/15/36	18,665,278	19,397,335
4.38%, 05/15/17	851,364	867,968
4.16%, 07/15/17	966,298	985,669
3.77%, 09/15/17	964,857	987,348
3.84%, 09/15/17	1,340,126	1,372,854
5.00%, 02/15/18 to 09/15/32	17,863,990	18,853,821
3.00%, 10/15/18 to 04/15/26	20,533,451	21,385,034
3.75%, 10/15/18	6,448,255	6,729,601
4.25%, 01/15/19	1,430,847	1,491,608
0.63%, 04/15/28	5,875,226	5,890,187
5.50%, 10/15/28 to 02/15/33	5,133,671	5,215,768
6.00%, 09/15/29	1,125,004	1,129,032
5.25%, 08/15/32	8,532,388	8,923,914
0.53%, 03/15/36(a)	13,340,611	13,328,913
5.75%, 05/15/36	1,380,464	1,460,288
0.54%, 11/15/36(a)	13,061,204	13,186,642
0.63%, 06/15/37(a)	15,289,508	15,301,829
1.09%, 11/15/39(a)	6,147,156	6,234,509
Ginnie Mae REMICs,
6.00%, 01/16/25	2,974,468	3,312,740
5.00%, 09/16/27 to 08/16/35	6,168,211	6,571,892
4.21%, 01/16/28	843,570	845,885
4.50%, 01/16/31 to 08/20/35	65,735,465	69,435,312
5.50%, 04/16/31	1,332,146	1,340,628
4.75%, 09/20/32	2,281,573	2,416,226
4.00%, 04/16/33 to 02/20/38	30,979,858	32,687,997
5.77%, 08/20/34(a)	4,095,328	4,606,632
5.84%, 09/01/49	12,000,000	13,597,500

		545,964,918

Federal Deposit Insurance Company (FDIC)—0.09%
Series 2010-S1, Class 1A, Floating Rate Pass Through Ctfs., 0.77%, 02/25/48(a)(b)	1,266,170	1,269,184

Federal Home Loan Mortgage Corp. (FHLMC)—9.79%
Pass Through Ctfs.,
6.50%, 10/01/12 to 12/01/35	12,852,205	14,427,116
6.00%, 09/01/13 to 07/01/38	7,237,159	7,927,368
7.00%, 07/01/14 to 12/01/37	12,995,906	15,057,469
8.00%, 07/01/15 to 09/01/36	11,803,485	14,130,454
7.50%, 03/01/16 to 08/01/36	4,636,777	5,341,101
5.00%, 07/01/18 to 01/01/40	7,132,456	7,714,338
10.50%, 08/01/19	4,334	4,949
4.50%, 09/01/20 to 08/01/41	30,136,950	32,171,628
8.50%, 09/01/20 to 08/01/31	956,874	1,144,906
10.00%, 03/01/21	62,279	72,010
9.00%, 06/01/21 to 06/01/22	438,475	496,052
5.50%, 12/01/22 to 11/01/39	3,926,380	4,278,284
7.05%, 05/20/27	317,681	365,416
6.03%, 10/20/30	1,993,813	2,276,613
Pass Through Ctfs., ARM,
5.95%, 10/01/36(a)	678,545	708,035
5.46%, 01/01/38(a)	369,470	394,796
Pass Through Ctfs., TBA,
4.00%, 10/01/41(c)(d)	26,000,000	27,218,750

		133,729,285

Federal National Mortgage Association (FNMA)—21.19%
Pass Through Ctfs.,
7.00%, 01/01/12 to 06/01/36	19,257,514	21,697,681
8.00%, 06/01/12 to 11/01/37	12,551,967	14,624,536
8.50%, 06/01/12 to 08/01/37	4,985,620	5,868,792
7.50%, 09/01/12 to 08/01/37	14,938,724	17,469,316
6.50%, 05/01/13 to 04/01/38	15,259,388	16,961,756
10.00%, 09/01/13	8,221	8,338
6.00%, 01/01/14 to 10/01/38	14,226,754	15,706,993
5.00%, 11/01/17 to 03/01/40	44,550,408	48,216,376
3.84%, 04/01/18	6,600,000	7,101,544
4.50%, 09/01/18 to 08/01/41	61,483,307	66,120,978
5.50%, 03/01/21 to 08/01/38	18,326,300	20,025,575
6.75%, 07/01/24	1,033,966	1,170,121
6.95%, 10/01/25	73,992	84,716
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

	Principal
	Amount	Value

Federal National Mortgage Association (FNMA)—(continued)
Pass Through Ctfs., ARM,
2.43%, 05/01/35(a)	$1,187,902	$1,251,521
5.49%, 03/01/38(a)	241,981	258,499
Pass Through Ctfs., TBA,
3.50%, 10/01/26(c)(d)	2,980,000	3,112,237
4.00%, 10/01/26(c)(d)	5,825,000	6,139,914
5.00%, 10/01/26(c)(d)	2,500,000	2,687,110
3.50%, 10/01/41(c)	40,000,000	41,106,252

		289,612,255

Government National Mortgage Association (GNMA)—3.35%
Pass Through Ctfs.,
6.50%, 02/20/12 to 01/15/37	11,948,055	13,638,558
8.00%, 07/15/12 to 01/15/37	3,722,120	4,414,774
6.75%, 08/15/13	14,734	15,461
7.50%, 10/15/14 to 10/15/35	6,367,048	7,504,129
11.00%, 10/15/15	1,642	1,657
9.00%, 10/20/16 to 12/20/16	82,422	92,347
7.00%, 04/15/17 to 01/15/37	4,684,861	5,446,708
10.50%, 09/15/17 to 11/15/19	3,230	3,243
8.50%, 12/15/17 to 01/15/37	754,200	869,793
10.00%, 06/15/19	28,680	32,174
6.00%, 09/15/20 to 08/15/33	1,851,315	2,069,513
5.00%, 02/15/25	768,215	857,334
6.95%, 08/20/25 to 08/20/27	704,830	814,138
6.38%, 10/20/27 to 09/20/28	712,841	799,113
6.10%, 12/20/33	7,943,061	9,203,429

		45,762,371

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $989,265,540)		1,016,338,013

U.S. Government Sponsored Agency Securities—15.61%
Federal Agricultural Mortgage Corp.—5.97%
Medium-Term Notes,
2.11%, 03/15/12	37,000,000	37,335,708
Sr. Unsec. notes,
2.00%, 07/27/16	4,000,000	4,083,655
Unsec. Medium-Term Notes,
2.20%, 11/09/11	25,000,000	25,051,222
1.25%, 12/06/13	8,000,000	8,102,946
0.85%, 08/11/14	7,000,000	7,021,097

		81,594,628

Federal Farm Credit Bank (FFCB)—3.79%
Bonds,
1.13%, 02/27/14	13,000,000	13,173,662
3.00%, 09/22/14	5,000,000	5,338,740
1.63%, 11/19/14	4,800,000	4,933,256
1.50%, 11/16/15	11,000,000	11,224,267
5.75%, 01/18/22	2,775,000	2,810,988
Global Bonds,
1.38%, 06/25/13	10,000,000	10,176,383
Medium-Term Notes,
5.75%, 12/07/28	3,100,000	4,130,195

		51,787,491

Federal Home Loan Bank (FHLB)—2.43%
Unsec. Global Bonds,
1.63%, 03/20/13	12,500,000	12,735,000
1.88%, 06/21/13	11,000,000	11,280,558
3.63%, 10/18/13	3,900,000	4,155,515
Unsec. Global Notes,
1.38%, 05/28/14	4,875,000	4,981,575

		33,152,648

Federal Home Loan Mortgage Corp. (FHLMC)—0.98%
Unsec. Global Notes,
1.75%, 09/10/15	6,500,000	6,704,894
2.00%, 08/25/16	6,500,000	6,738,427

		13,443,321

Federal National Mortgage Association (FNMA)—1.05%
Unsec. Global Notes,
3.00%, 09/16/14	7,500,000	8,014,597
2.38%, 04/11/16	6,000,000	6,329,313

		14,343,910

Financing Corp. (FICO)—0.29%
Sec. Bonds,
9.80%, 04/06/18	700,000	1,038,075
Series E, Sec. Bonds,
9.65%, 11/02/18	1,985,000	2,964,075

		4,002,150

Private Export Funding Corp.—0.51%
Sec. Gtd. Notes,
2.13%, 07/15/16	5,000,000	5,148,735
4.30%, 12/15/21	1,540,000	1,770,157

		6,918,892

Tennessee Valley Authority (TVA)—0.59%
Global Bonds,
4.88%, 12/15/16	2,420,000	2,838,956
Series A, Bonds,
6.79%, 05/23/12	5,000,000	5,211,931
		8,050,887

Total U.S. Government Sponsored Agency Securities (Cost $207,730,746)		213,293,927

U.S. Treasury Securities—12.06%
U.S. Treasury Notes—8.37%
0.50%, 10/15/13	16,000,000	16,062,500
1.25%, 03/15/14	10,000,000	10,215,625
0.75%, 06/15/14	7,000,000	7,067,813
2.38%, 10/31/14	450,000	476,367
2.13%, 11/30/14	150,000	157,734
2.25%, 01/31/15	3,500,000	3,699,609
2.38%, 02/28/15	11,000,000	11,678,906
1.25%, 08/31/15	3,000,000	3,069,375
2.00%, 01/31/16	1,200,000	1,261,500
2.75%, 05/31/17(e)	18,000,000	19,603,125
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

	Principal
	Amount	Value

U.S. Treasury Notes—(continued)
2.38%, 07/31/17	$10,000,000	$10,676,563
3.50%, 05/15/20	12,750,000	14,602,734
2.63%, 08/15/20	9,000,000	9,638,438
3.13%, 05/15/21	1,000,000	1,109,844
2.13%, 08/15/21	5,000,000	5,088,281

		114,408,414

U.S. Treasury Bonds—2.77%
8.75%, 05/15/20	3,500,000	5,490,625
7.88%, 02/15/21	1,100,000	1,678,188
7.50%, 11/15/24	4,370,000	6,949,666
7.63%, 02/15/25	550,000	885,586
5.38%, 02/15/31	3,800,000	5,344,937
4.25%, 05/15/39(e)	3,685,000	4,638,494
4.38%, 11/15/39	3,000,000	3,856,875
4.63%, 02/15/40	2,700,000	3,607,875
4.75%, 02/15/41	4,000,000	5,465,625

		37,917,871

U.S. Treasury Inflation — Indexed Bonds—0.92%
0.63%, 07/15/21	12,027,540	12,549,986

Total U.S. Treasury Securities (Cost $153,594,665)		164,876,271

Foreign Bonds—2.46%
Sovereign Debt—0.35%
Israel Government Agency for International Development (AID) Bond (Israel), Gtd. Bonds, 5.13%, 11/01/24	3,800,000	4,710,617

Collaterized Mortgage Obligations—2.11%
La Hipotecaria S.A. (Panama)-Series 2010-1 GA, Class A, Floating Rate Pass Through Ctfs., 3.50%, 09/08/39(a)(b)	27,851,526	28,852,440

Foreign Bonds (Cost $32,587,654)		33,563,057

Corporate Bonds & Notes—0.69%
Diversified Banks—0.48%
Ally Financial, Inc., Gtd. Notes, 2.20%, 12/19/12	1,700,000	1,738,408
Citibank N.A., Sr. Unsec. Gtd. Notes, 1.75%, 12/28/12	2,500,000	2,544,131
U.S. Central Federal Credit Union, Unsec. Gtd. Notes, 1.90%, 10/19/12	2,260,000	2,299,632

		6,582,171

Industrial Conglomerates—0.21%
General Electric Capital Corp.-Series G, Sr. Gtd. Medium-Term Global Notes, 2.63%, 12/28/12	2,800,000	2,880,180

Total Corporate Bonds & Notes (Cost $9,299,745)		9,462,351

	Shares	Value

Money Market Funds—0.49%
Government & Agency Portfolio - Institutional Class (Cost $6,668,761)(f)	6,668,761	$6,668,761
TOTAL INVESTMENTS—105.68% (Cost $1,399,147,111)		1,444,202,380
OTHER ASSETS LESS LIABILITIES—(5.68)%		(77,636,682)

NET ASSETS—100.00%		$1,366,565,698

Investment Abbreviations:

ARM	—Adjustable Rate Mortgage
Ctfs.	—Certificates
Gtd.	—Guaranteed
REMICs	—Real Estate Mortgage Investment Conduits
Sec.	—Secured
Sr.	—Senior
TBA	—To Be Announced
Unsec.	—Unsecured
Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2011.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2011 was $30,121,624, which represented 2.20% of the Trust’s Net Assets.

(c)	Security purchased on a forward commitment basis.

(d)	This security is subject to dollar roll transactions. See Note 1E.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco V.I. Government Securities Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
E.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
     In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested
Invesco V.I. Government Securities Fund

E.	Dollar Roll and Forward Commitment Transactions — (continued)
in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
     Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
     At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
     Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
F.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
Invesco V.I. Government Securities Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$6,668,761	$—	$—	$6,668,761
U.S. Government Sponsored Securities	—	1,229,631,940	—	1,229,631,940
U.S. Treasury Securities	—	164,876,271	—	164,876,271
Foreign Government Debt Securities	—	33,563,057	—	33,563,057
Corporate Debt Securities	—	9,462,351	—	9,462,351

	$6,668,761	$1,437,533,619	$—	$1,444,202,380

Futures*	13,811,068	—	—	13,811,068

Total Investments	$20,479,829	$1,437,533,619	$—	$1,458,013,448

*	Unrealized appreciation.
NOTE 3 — Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Invesco V.I. Government Securities Fund

Value of Derivative Instruments at Period-End
The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of September 30, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest rate risk	18,172,227	(4,361,159)
Futures contracts (a)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.
Effect of Derivative Instruments for the nine months ended September 30, 2011
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Futures *

Realized Gain
Interest rate risk	$28,136,965
Change in Unrealized Appreciation (Depreciation)
Interest rate risk	(20,393,609)

Total	$7,743,356

*	The average notional value of futures outstanding during the period was $492,584,096.

Open Futures Contracts
				Unrealized
	Number of	Expiration	Notional	Appreciation
Long Contracts	Contracts	Month	Value	(Depreciation)

U.S. Treasury 2 Year Notes	150	December-2011	$33,030,469	$(42,503)
U.S. Treasury 10 Year Notes	2,616	December-2011	340,325,250	2,501,756
Ultra U.S. Treasury Bonds	1,102	December-2011	174,804,750	15,646,186

Subtotal			$548,160,469	$18,105,439

Short Contracts
U.S. Treasury 5 Year Notes	637	December-2011	(78,022,547)	(123,517)
U.S. Treasury 30 Year Bonds	667	December-2011	(95,130,875)	(4,170,854)
Subtotal			$(173,153,422)	$(4,294,371)

Total			$375,007,047	$13,811,068

Invesco V.I. Government Securities Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2011 was $300,543,025 and $357,064,933, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $129,802,821 and $86,093,763, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$46,366,854
Aggregate unrealized (depreciation) of investment securities	(1,442,874)

Net unrealized appreciation of investment securities	$44,923,980

Cost of investments for tax purposes is $1,399,278,400.
Invesco V.I. Government Securities Fund

Invesco V.I. High Yield Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2011

VIHYI-QTR-1 09/11	Invesco Advisers, Inc.

Schedule of Investments(a)
September 30, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes—83.51%
Aerospace & Defense—1.43%
BE Aerospace, Inc., Sr. Unsec. Notes, 6.88%, 10/01/20	$115,000	$121,037
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	230,000	247,825
Huntington Ingalls Industries Inc.,
Sr. Sec. Gtd. Notes, 7.13%, 03/15/21(b)	95,000	88,588
Sr. Unsec. Gtd. Notes, 6.88%, 03/15/18(b)	65,000	60,775
Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	240,000	240,600
Triumph Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 11/15/17	320,000	335,200

		1,094,025

Airlines—2.94%
American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16(b)	115,000	99,475
American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Gtd. Pass Through Ctfs., 7.00%, 01/31/18(b)	79,472	65,962
Continental Airlines Inc.,
Series 2000-2, Class B, Sec. Sub. Pass Through Ctfs., 8.31%, 04/02/18	58,693	57,886
Series 2007-1, Class C, Sec. Sub. Global Pass Through Ctfs., 7.34%, 04/19/14	362,290	356,855
Series 2009-1, Sec. Pass Through Ctfs., 9.00%, 07/08/16	54,724	60,333
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	156,526	160,830
Delta Air Lines, Inc.,
Sec. Notes, 12.25%, 03/15/15(b)	85,000	89,675
Sr. Sec. Notes, 9.50%, 09/15/14(b)	251,000	262,295
Series 2002-1, Class C, Sec. Pass Through Ctfs., 7.78%, 01/02/12	9,495	9,518
Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 8.95%, 08/10/14	122,772	123,385
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	85,000	79,900
Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	125,000	116,875
UAL Corp.,
Series 2007-1, Class A, Sec. Gtd. Global Pass Through Ctfs., 6.64%, 07/02/22	40,036	38,810
Series 2007-1, Class B, Sr. Sec. Gtd. Global Pass Through Ctfs., 7.34%, 07/02/19	116,944	107,442
Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	168,187	182,904
Series 2009-2, Class B, Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	213,468	227,344
US Airways, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	234,563	216,678

		2,256,167

Alternative Carriers—1.23%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	395,000	412,775
Level 3 Communications Inc., Sr. Unsec. Notes, 11.88%, 02/01/19(b)	245,000	235,200
Level 3 Financing Inc.,
Sr. Unsec. Gtd. Global Notes,
9.25%, 11/01/14	59,000	58,410
Sr. Unsec. Gtd. Notes,
8.13%, 07/01/19(b)	135,000	120,487
9.38%, 04/01/19(b)	125,000	116,875

		943,747

Aluminum—0.50%
Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	385,630	385,871

Apparel Retail—1.28%
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	390,000	411,450
Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	270,000	253,462
J Crew Group, Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	160,000	135,200
Limited Brands Inc.,
Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/19	100,000	112,250
Sr. Unsec. Gtd. Notes,
6.63%, 04/01/21	40,000	40,650
7.00%, 05/01/20	25,000	26,250

		979,262

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Apparel, Accessories & Luxury Goods—2.61%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	$495,000	$481,387
Jones Group Inc. (The), Sr. Unsec. Notes, 6.88%, 03/15/19	625,000	568,750
Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	525,000	501,375
Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	505,000	446,925

		1,998,437

Auto Parts & Equipment—1.12%
Allison Transmission Inc., Sr. Unsec. Gtd Notes, 7.13%, 05/15/19(b)	360,000	333,000
Dana Holding Corp.,
Sr. Unsec. Notes,
6.50%, 02/15/19	85,000	82,450
6.75%, 02/15/21	150,000	145,125
Tenneco Inc.,
Sr. Gtd. Global Notes, 6.88%, 12/15/20	190,000	187,625
Sr. Unsec. Gtd. Global Notes, 7.75%, 08/15/18	110,000	113,300

		861,500

Automobile Manufacturers—1.26%
Chrysler Group LLC/CG Co-Issuer Inc., Sr. Sec. Gtd. Notes, 8.00%, 06/15/19(b)	200,000	157,500
Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	720,000	795,600
Motors Liquidation Corp.,
Sr. Unsec. Global Notes, 7.20% (c)(d)	445,000	5,563
Sr. Unsec. Notes, 8.38%, 07/15/33(c)(d)	755,000	9,437

		968,100

Biotechnology—0.28%
Giant Funding Corp., Sr. Sec. Gtd. Notes, 8.25%, 02/01/18(b)	70,000	70,350
Savient Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18	90,000	63,225
STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	85,000	82,663

		216,238

Broadcasting—0.71%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	130,000	122,525
Clear Channel Communications, Inc., Sr. Sec. Gtd. Global Notes 9.00%, 03/01/21	395,000	294,275
Nielsen Finance LLC/Co., Sr. Unsec Gtd. Global Notes, 7.75%, 10/15/18	125,000	128,750

		545,550

Building Products—5.12%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	310,000	241,800
Associated Materials LLC, Sr. Sec. Gtd. Global Notes, 9.13%, 11/01/17	455,000	381,062
Building Materials Corp. of America,
Sr. Sec. Gtd. Notes, 7.50%, 03/15/20(b)	370,000	379,250
Sr. Unsec. Notes,
6.75%, 05/01/21(b)	150,000	146,813
6.88%, 08/15/18(b)	490,000	489,387
Gibraltar Industries Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	305,000	298,900
Nortek Inc.,
Sr. Gtd. Notes, 8.50%, 04/15/21(b)	770,000	646,800
Sr. Unsec. Gtd. Notes, 10.00%, 12/01/18(b)	140,000	130,900
Ply Gem Industries Inc.,
Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	215,000	183,825
Sr. Unsec. Gtd. Sub. Global Notes, 13.13%, 07/15/14	265,000	251,087
Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Sec. Notes, 8.63%, 12/01/17(b)	525,000	506,625
USG Corp.,
Sr. Unsec. Gtd. Notes,
8.38%, 10/15/18(b)	25,000	20,875
9.75%, 08/01/14(b)	105,000	98,963
Sr. Unsec. Notes, 9.75%, 01/15/18	180,000	145,350

		3,921,637

Cable & Satellite—1.40%
Cablevision Systems Corp., Sr. Unsec. Global Notes, 8.63%, 09/15/17	290,000	304,137
EH Holding Corp.,
Sr. Sec. Gtd. Notes, 6.50%, 06/15/19(b)	140,000	137,200
Sr. Unsec. Gtd. Notes, 7.63%, 06/15/21(b)	80,000	78,400
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	560,000	551,600

		1,071,337

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Casinos & Gaming—4.93%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Notes, 7.50%, 04/15/21(b)	$120,000	$117,300
Boyd Gaming Corp., Sr. Unsec. Notes, 9.13%, 12/01/18(b)	35,000	29,225
Caesars Entertainment Operating Co. Inc.,
Sec. Gtd. Global Notes,
10.00%, 12/15/18	80,000	47,600
12.75%, 04/15/18	265,000	180,862
Sr. Sec. Gtd. Global Notes, 11.25%, 06/01/17	171,000	172,924
Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	389,000	252,850
CityCenter Holdings LLC/CityCenter Finance Corp.,
Sec. Gtd. PIK Notes, 10.75%, 01/15/17(b)	73,890	67,332
Sr. Sec. Gtd. Notes, 7.63%, 01/15/16(b)	15,000	14,175
Mandalay Resort Group, Sr. Unsec. Gtd. Sub. Notes, 7.63%, 07/15/13	200,000	190,500
MGM Resorts International,
Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	95,000	83,719
Sr. Unsec. Gtd. Global Notes,
6.63%, 07/15/15	393,000	335,032
6.75%, 04/01/13	405,000	398,925
Sr. Unsec. Gtd. Notes, 5.88%, 02/27/14	10,000	9,450
Midwest Gaming Borrower LLC/ Midwest Finance Corp., Sr. Sec. Notes, 11.63%, 04/15/16(b)	45,000	46,238
Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 08/01/17	265,000	270,300
Scientific Games International Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%, 06/15/19	195,000	198,900
Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	95,000	91,675
Snoqualmie Entertainment Authority,
Sr. Sec. Floating Rate Notes, 4.18%, 02/01/14(b)(e)	300,000	270,000
Sr. Sec. Notes, 9.13%, 02/01/15(b)	440,000	422,400
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Sec. Gtd. First Mortgage Global Notes, 7.75%, 08/15/20	450,000	481,500
Sr. Sec. Gtd. First Mortgage Global Notes, 7.88%, 11/01/17	90,000	97,397

		3,778,304

Coal & Consumable Fuels—0.32%
Alpha Natural Resources Inc., Sr. Unsec. Gtd. Notes, 6.00%, 06/01/19	75,000	70,500
Arch Coal, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/20	65,000	63,538
CONSOL Energy Inc.,
Sr. Unsec. Gtd. Global Notes,
8.00%, 04/01/17	35,000	36,925
8.25%, 04/01/20	70,000	74,200

		245,163

Communications Equipment—0.65%
Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	505,000	431,775
CommScope Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/19(b)	70,000	68,250

		500,025

Computer & Electronics Retail—0.06%
Rent-A-Center Inc., Sr. Unsec. Gtd Global Notes, 6.63%, 11/15/20	50,000	48,563

Computer Storage & Peripherals—0.45%
Seagate HDD Cayman (Cayman Islands), Sr. Unsec. Gtd. Notes, 7.00%, 11/01/21(b)	365,000	343,100

Construction & Engineering—1.49%
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	100,000	98,500
MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	455,000	464,100
Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	650,000	581,750

		1,144,350

Construction & Farm Machinery & Heavy Trucks—1.27%
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	215,000	230,587
Commercial Vehicle Group, Inc., Sr. Sec. Gtd. Notes, 7.88%, 04/15/19(b)	235,000	220,900
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	105,000	98,700
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	300,000	309,000
Titan International Inc., Sr. Sec. Gtd. Global Notes 7.88%, 10/01/17	105,000	110,250

		969,437

Construction Materials—0.82%
Cemex Finance LLC, Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	295,000	216,705
Cemex S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Notes, 4.88%, 03/15/15	100,000	47,875
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Construction Materials—(continued)
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	$415,000	$325,775
U.S. Concrete, Inc., Sr. Sec. Conv. Notes, 9.50%, 08/31/15(b)	40,000	41,600

		631,955

Consumer Finance—1.65%
Ally Financial, Inc.,
Sr. Unsec. Gtd. Global Notes,
7.50%, 09/15/20	260,000	235,300
8.00%, 03/15/20	335,000	309,875
8.00%, 11/01/31	216,000	190,620
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 8.00%, 12/15/16	245,000	268,275
National Money Mart Co. (Canada), Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	255,000	261,375

		1,265,445

Data Processing & Outsourced Services—0.92%
CoreLogic, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	445,000	400,500
First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	135,000	126,225
SunGard Data Systems Inc.,
Sr. Unsec. Gtd. Global Notes,
7.38%, 11/15/18	65,000	60,775
7.63%, 11/15/20	123,000	115,620

		703,120

Department Stores—0.38%
Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	350,000	288,750

Distillers & Vintners—0.50%
CEDC Finance Corp. International, Inc., Sr. Sec. Gtd. Notes, 9.13%, 12/01/16(b)	100,000	73,000
Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	295,000	309,750

		382,750

Diversified Banks—0.09%
RBS Capital Trust II, Jr. Unsec. Gtd. Sub. Global Bonds, 6.43% (f)(g)	150,000	72,750

Diversified Metals & Mining—0.50%
Midwest Vanadium Pty Ltd. (Australia), Sr. Sec. Gtd. Mortgage Notes, 11.50%, 02/15/18(b)	65,000	54,255
Thompson Creek Metals Co. Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.38%, 06/01/18(b)	80,000	73,600
Vedanta Resources PLC (United Kingdom), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	295,000	255,044

		382,899

Diversified Support Services—0.03%
Mobile Mini, Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/20	20,000	19,300

Electric Utilities—0.32%
LSP Energy L.P./LSP Batesville Funding Corp.,
Series C, Sr. Sec. Mortgage Bonds, 7.16%, 01/15/14	61,046	49,371
Series D, Sr. Sec. Bonds, 8.16%, 07/15/25	275,000	198,344

		247,715

Electrical Components & Equipment—0.08%
Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	65,000	65,000

Electronic Manufacturing Services—0.52%
Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	440,000	398,200

Environmental & Facilities Services—0.30%
Clean Harbors Inc., Sr. Sec. Gtd. Global Notes, 7.63%, 08/15/16	100,000	105,000
EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Global Notes, 10.75%, 08/15/18	125,000	126,250

		231,250

Food Retail—0.46%
New Albertsons Inc., Sr. Unsec. Bonds, 8.00%, 05/01/31	205,000	166,050
Simmons Foods Inc., Sec. Notes, 10.50%, 11/01/17(b)	205,000	183,988

		350,038

Forest Products—0.27%
Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Notes, 8.50%, 04/01/21(b)	260,000	201,500
Sino-Forest Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17(b)	30,000	8,250

		209,750

Gas Utilities—0.58%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	240,000	207,600
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	235,000	236,763

		444,363

Health Care Equipment—0.44%
DJO Finance LLC/Corp.,
Sr. Unsec. Gtd. Global Notes, 10.88%, 11/15/14	195,000	195,488

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Health Care Equipment—(continued)
Sr. Unsec. Gtd. Notes, 7.75%, 04/15/18(b)	$35,000	$30,625
Sr. Unsec. Gtd. Sub. Notes, 9.75%, 10/15/17(b)	130,000	112,775

		338,888

Health Care Facilities—2.22%
HCA, Inc.,
Sr. Sec. Gtd. Global Notes, 7.88%, 02/15/20	288,000	298,080
Sr. Unsec. Notes, 7.19%, 11/15/15	155,000	152,287
Health Management Associates Inc., Sr. Sec. Gtd. Notes, 6.13%, 04/15/16	70,000	69,300
Healthsouth Corp.,
Sr. Unsec. Gtd. Notes,
7.25%, 10/01/18	90,000	85,500
7.75%, 09/15/22	85,000	77,350
8.13%, 02/15/20	90,000	84,825
Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.27%, 09/15/15(e)	155,000	133,300
Tenet Healthcare Corp.,
Sr. Sec. Gtd. Global Notes, 10.00%, 05/01/18	180,000	195,750
Sr. Unsec. Global Notes,
8.00%, 08/01/20	60,000	55,500
9.25%, 02/01/15	545,000	550,450

		1,702,342

Health Care Services—0.60%
Radnet Management Inc., Sr. Unsec. Gtd. Global Notes, 10.38%, 04/01/18	225,000	213,750
Universal Hospital Services Inc., Sec. Gtd. PIK Global Notes, 8.50%, 06/01/15	250,000	244,063

		457,813

Health Care Supplies—0.17%
Alere Inc., Sr. Unsec. Gtd. Sub. Notes, 9.00%, 05/15/16	135,000	129,600

Health Care Technology—0.41%
MedAssets Inc., Sr. Unsec. Gtd. Notes, 8.00%, 11/15/18(b)	330,000	315,975

Homebuilding—1.17%
Beazer Homes USA Inc.,
Sr. Unsec. Gtd. Global Notes,
6.88%, 07/15/15	140,000	97,300
8.13%, 06/15/16	300,000	193,500
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	490,000	370,562
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	105,000	99,225
M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	95,000	86,925
Standard Pacific Corp., Sr. Unsec. Gtd. Notes, 8.38%, 05/15/18	55,000	47,713

		895,225

Hotels, Resorts & Cruise Lines—0.25%
Royal Caribbean Cruises Ltd.,
Sr. Unsec. Global Notes,
7.25%, 03/15/18	85,000	85,850
7.50%, 10/15/27	75,000	69,750
Wyndham Worldwide Corp., Sr. Unsec. Notes, 5.63%, 03/01/21	35,000	35,131

		190,731

Household Products—0.41%
Central Garden and Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	325,000	315,250

Housewares & Specialties—0.03%
Jarden Corp., Sr. Unsec. Gtd. Notes, 6.13%, 11/15/22	25,000	24,750

Independent Power Producers & Energy Traders—1.00%
AES Corp. (The),
Sr. Unsec. Global Notes,
7.75%, 10/15/15	340,000	350,200
8.00%, 10/15/17	190,000	191,900
AES Red Oak LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	213,495	220,434

		762,534

Industrial Conglomerates—0.00%
Indalex Holding Corp., Series B, Sec. Gtd. Global Notes, 11.50%, 02/01/14(c)	230,000	2,013

Industrial Machinery—0.62%
Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	305,000	303,475
Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	25,000	24,375
SPX Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/17	145,000	149,350

		477,200

Industrial REIT’s—0.14%
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	100,000	104,250

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Integrated Telecommunication Services—1.20%
Integra Telecom Holdings Inc., Sr. Sec. Notes, 10.75%, 04/15/16(b)	$200,000	$185,000
Intelsat Jackson Holdings S.A. (Luxembourg),
Sr. Unsec. Gtd. Notes,
7.25%, 04/01/19(b)	130,000	121,550
7.25%, 10/15/20(b)	265,000	246,450
7.50%, 04/01/21(b)	390,000	365,625

		918,625

Internet Retail—0.10%
Travelport LLC/Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 03/01/16	135,000	79,650

Internet Software & Services—0.42%
Equinix Inc.,
Sr. Unsec. Notes,
7.00%, 07/15/21	50,000	50,000
8.13%, 03/01/18	255,000	270,938

		320,938

Investment Banking & Brokerage—0.70%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	325,000	329,763
E*Trade Financial Corp.,
Sr. Unsec. Notes,
6.75%, 06/01/16	100,000	100,250
7.88%, 12/01/15	110,000	106,425

		536,438

Leisure Facilities—0.09%
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	70,000	67,550

Leisure Products—0.05%
Toys R US-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	40,000	38,700

Life Sciences Tools & Services—0.21%
Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	190,000	163,400

Marine—0.18%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc. (Greece), Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	40,000	34,100
Stena A.B. (Sweden), Sr. Unsec. Global Notes, 7.00%, 12/01/16	105,000	100,275

		134,375

Movies & Entertainment—1.34%
AMC Entertainment Inc.,
Sr. Gtd. Sub. Global Notes, 9.75%, 12/01/20	400,000	370,000
Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	210,000	208,162
NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	430,000	445,050

		1,023,212

Multi-Line Insurance—2.53%
American International Group, Inc., Jr. Unsec. Sub. Global Deb., 8.18%, 05/15/58	380,000	336,300
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	255,000	243,206
Hartford Financial Services Group Inc. (The),
Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	190,000	178,235
Sr. Unsec. Global Notes, 5.95%, 10/15/36	90,000	80,316
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37 (Acquired 09/16/10-10/01/10; Cost $471,375)(b)	495,000	423,225
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/15/39(b)	545,000	673,805

		1,935,087

Multi-Sector Holdings—0.33%
Reynolds Group Issuer Inc./LLC/Luxembourg S.A.,
Sr. Sec. Gtd. Notes, 7.13%, 04/15/19(b)	100,000	93,500
Sr. Unsec. Gtd. Notes, 8.25%, 02/15/21(b)	200,000	158,000

		251,500

Multi-Utilities—0.00%
CMS Energy Corp., Sr. Unsec. Notes, 6.30%, 02/01/12	329	330

Office Services & Supplies—0.38%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	265,000	255,725
Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	35,000	35,700

		291,425

Oil & Gas Equipment & Services—0.96%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	300,000	311,250
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	295,000	284,491
SESI, LLC, Sr. Unsec. Gtd. Notes, 6.38%, 05/01/19(b)	145,000	142,100

		737,841

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Oil & Gas Exploration & Production—6.15%
Berry Petroleum Co., Sr. Unsec. Notes, 6.75%, 11/01/20	$95,000	$90,963
Bill Barrett Corp., Sr. Unsec. Gtd. Notes, 7.63%, 10/01/19	50,000	49,250
Chaparral Energy Inc.,
Sr. Unsec. Gtd. Global Notes,
8.25%, 09/01/21	360,000	327,600
8.88%, 02/01/17	295,000	287,625
Chesapeake Energy Corp.,
Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	185,000	193,787
Sr. Unsec. Gtd. Notes, 6.13%, 02/15/21	185,000	187,081
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	125,000	126,719
Continental Resources, Inc.,
Sr. Unsec. Gtd. Global Notes,
7.13%, 04/01/21	85,000	86,806
7.38%, 10/01/20	230,000	238,912
8.25%, 10/01/19	130,000	139,588
Delta Petroleum Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.00%, 04/01/15	525,000	399,000
EXCO Resources, Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	550,000	493,625
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	200,000	208,500
Newfield Exploration Co.,
Sr. Unsec. Global Notes, 5.75%, 01/30/22	125,000	124,063
Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	120,000	126,000
OGX Petroleo e Gas Participacoes S.A. (Brazil), Sr. Unsec. Gtd. Notes, 8.50%, 06/01/18(b)	260,000	235,128
Petrohawk Energy Corp.,
Sr. Unsec. Gtd. Global Notes,
6.25%, 06/01/19	120,000	135,900
7.25%, 08/15/18	225,000	256,500
Pioneer Natural Resources Co., Sr. Unsec. Notes, 6.65%, 03/15/17	60,000	64,500
Plains Exploration & Production Co.,
Sr. Unsec. Gtd. Notes,
7.63%, 06/01/18	250,000	256,875
8.63%, 10/15/19	100,000	108,000
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.75%, 06/01/21	340,000	353,600
SM Energy Co., Sr. Unsec. Notes, 6.63%, 02/15/19(b)	140,000	140,700
Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	80,000	80,700

		4,711,422

Oil & Gas Refining & Marketing—0.81%
Tesoro Corp., Sr. Unsec. Gtd. Global Bonds, 6.50%, 06/01/17	80,000	78,700
United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	560,000	540,400

		619,100

Oil & Gas Storage & Transportation—2.02%
Chesapeake Midstream Partners L.P./CHKM Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/21(b)	115,000	110,975
Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	310,000	308,450
Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 08/01/21	175,000	165,375
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Series B, Sr. Unsec. Gtd. Global Notes, 8.75%, 04/15/18	235,000	249,981
Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	375,000	318,750
Targa Resources Partners L.P./Targa Resouces Partners Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/21(b)	305,000	294,325
Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	105,000	101,325

		1,549,181

Other Diversified Financial Services—1.62%
International Lease Finance Corp.,
Sr. Sec. Notes,
6.75%, 09/01/16(b)	145,000	143,097
7.13%, 09/01/18(b)	200,000	196,437
Sr. Unsec. Global Notes,
5.75%, 05/15/16	65,000	57,972
6.25%, 05/15/19	100,000	87,250
8.63%, 09/15/15	370,000	365,005
8.75%, 03/15/17	285,000	284,822
Sr. Unsec. Notes, 8.25%, 12/15/20	110,000	107,663

		1,242,246

Packaged Foods & Meats—0.20%
Del Monte Foods Co., Sr. Unsec. Gtd. Notes, 7.63%, 02/15/19(b)	180,000	153,900

Paper Packaging—0.31%
Cascades Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	250,000	237,500

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Paper Products—1.98%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	$750,000	$733,125
Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	225,000	222,750
Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	205,000	203,462
NewPage Corp., Sr. Sec. Gtd. Global Notes, 11.38%, 12/31/14	215,000	161,788
P.H. Glatfelter Co.,
Sr. Unsec. Gtd. Global Notes,
7.13%, 05/01/16	90,000	89,213
7.13%, 05/01/16	105,000	104,081

		1,514,419

Personal Products—0.12%
NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	90,000	93,150

Pharmaceuticals—1.05%
Aptalis Pharma Inc., Sr. Unsec. Gtd. Global Notes, 12.75%, 03/01/16	95,000	96,425
Elan Finance PLC/Corp. (Ireland),
Sr. Unsec. Gtd. Global Notes,
8.75%, 10/15/16	105,000	109,725
8.75%, 10/15/16	100,000	105,250
Endo Pharmaceuticals Holdings Inc., Sr. Unsec. Gtd. Notes, 7.00%, 12/15/20(b)	30,000	30,375
Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	135,000	132,300
Valeant Pharmaceuticals International,
Sr. Unsec. Gtd. Notes,
6.75%, 10/01/17(b)	85,000	78,412
6.75%, 08/15/21(b)	285,000	249,375

		801,862

Property & Casualty Insurance—0.47%
QBE Capital Funding III Ltd. (Botswana), Unsec. Gtd. Sub. Notes, 7.25%, 05/24/41(b)	200,000	181,680
XL Group PLC (Ireland), Series E, Jr. Sub. Global Pfd. Bonds, 6.50% (g)	225,000	178,875

		360,555

Publishing—0.03%
MediMedia USA Inc., Sr. Unsec. Sub. Notes, 11.38%, 11/15/14(b)	30,000	26,400

Railroads—0.03%
Kansas City Southern de Mexico S.A. de C.V. (Mexico), Sr. Unsec. Global Notes, 6.13%, 06/15/21	20,000	20,059

Real Estate Services—0.27%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	215,000	207,475

Regional Banks—1.58%
AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	75,000	62,625
BB&T Capital Trust II, Jr. Unsec. Gtd. Sub. Global Trust Pfd. Capital Securities, 6.75%, 06/07/36	180,000	179,362
PNC Financial Services Group, Inc., Series O, Jr. Unsec. Sub. Variable Rate Pfd. Notes, 6.75% (e)(g)	120,000	115,200
Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	465,000	396,412
Susquehanna Capital II, Jr. Unsec. Gtd. Sub. Notes, 11.00%, 03/23/40	175,000	189,426
Synovus Financial Corp., Unsec. Sub. Global Notes, 5.13%, 06/15/17	310,000	265,438

		1,208,463

Research & Consulting Services—0.35%
FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	275,000	266,063

Semiconductor Equipment—1.06%
Amkor Technology Inc.,
Sr. Unsec. Global Notes, 7.38%, 05/01/18	315,000	309,487
Sr. Unsec. Notes, 6.63%, 06/01/21(b)	210,000	195,300
Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	320,000	304,000

		808,787

Semiconductors—0.78%
Freescale Semiconductor Inc.,
Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	125,000	128,125
Sr. Unsec. Gtd. Global Notes,
8.05%, 02/01/20	325,000	294,125
10.75%, 08/01/20	175,000	175,875

		598,125

Specialized Consumer Services—0.06%
Carriage Services Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/15	45,000	44,438

Specialized Finance—0.82%
CIT Group Inc., Sec. Gtd. Bonds, 7.00%, 05/02/17(b)	645,000	625,650

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Specialized REIT’s—0.70%
Host Hotels & Resorts L.P., Sr. Gtd. Global Notes, 6.00%, 11/01/20	$205,000	$198,337
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 05/01/21(b)	200,000	193,500
Omega Healthcare Investors Inc., Sr. Unsec. Gtd. Global Notes., 6.75%, 10/15/22	155,000	148,025

		539,862

Specialty Chemicals—1.11%
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	260,000	260,000
Huntsman International LLC, Sr. Unsec. Gtd. Sub. Global Notes, 8.63%, 03/15/21	73,000	69,533
NewMarket Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/16	150,000	156,281
PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	360,000	364,950

		850,764

Specialty Stores—0.41%
Michaels Stores Inc.,
Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	185,000	174,362
Sr. Unsec. Gtd. Sub. Disc. Global Notes, 13.00%, 11/01/16(h)	135,000	138,713

		313,075

Steel—0.93%
AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 05/15/20	75,000	65,813
APERAM (Luxembourg), Sr. Unsec. Notes, 7.38%, 04/01/16(b)	150,000	140,437
FMG Resources Pty. Ltd. (Australia),
Sr. Unsec. Gtd. Notes,
6.38%, 02/01/16(b)	250,000	231,886
7.00%, 11/01/15(b)	35,000	33,250
United States Steel Corp., Sr. Unsec. Notes, 7.00%, 02/01/18	270,000	244,350

		715,736

Systems Software—0.84%
Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16(b)	615,000	571,950
Vangent Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.63%, 02/15/15	65,000	68,087

		640,037

Tires & Rubber—0.48%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	350,000	349,125
Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd Notes, 8.25%, 08/15/20	20,000	20,350

		369,475

Trading Companies & Distributors—2.04%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	370,000	333,000
H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	485,000	465,600
Hertz Corp. (The),
Sr. Unsec. Gtd. Global Notes,
6.75%, 04/15/19	135,000	122,175
7.38%, 01/15/21	285,000	260,775
7.50%, 10/15/18	170,000	163,200
8.88%, 01/01/14	2,569	2,563
Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18	125,000	122,500
RSC Equipment Rental Inc./RSC Holdings III LLC, Sr. Unsec. Gtd. Global Notes, 8.25%, 02/01/21	110,000	96,250

		1,566,063

Trucking—0.09%
AE Escrow Corp., Sr. Unsec Notes, 9.75%, 03/15/20(b)	70,000	68,775

Wireless Telecommunication Services—4.78%
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	610,000	533,750
Sr. Unsec. Gtd. Conv. Notes, 8.25%, 12/01/17(b)(i)	60,000	29,550
Cricket Communications, Inc.,
Sr. Sec. Gtd. Global Notes, 7.75%, 05/15/16	225,000	226,406
Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	450,000	396,000
Sr. Unsec. Gtd. Notes, 7.75%, 10/15/20(b)	120,000	105,600
Digicel Group Ltd. (Bermuda), Sr. Unsec. Notes, 8.88%, 01/15/15(b)	100,000	94,375
Digicel Ltd. (Bermuda), Sr. Unsec. Notes, 8.25%, 09/01/17(b)	255,000	244,800
MetroPCS Wireless Inc.,
Sr. Unsec. Gtd. Notes,
6.63%, 11/15/20	235,000	206,800
7.88%, 09/01/18	190,000	185,369
SBA Telecommunications Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 08/15/19	240,000	253,500
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

		Principal
		Amount	Value

Wireless Telecommunication Services—(continued)
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19		$130,000	$111,638
Sprint Nextel Corp., Sr. Unsec. Notes, 8.38%, 08/15/17		410,000	381,812
VimpelCom (Ireland), Unsec. Notes, 7.75%, 02/02/21(b)		400,000	338,000
Wind Acquisition Finance S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)		625,000	553,125
			3,660,725

Total U.S. Dollar Denominated Bonds & Notes (Cost $67,071,208)			63,993,047

Non-U.S. Dollar Denominated Bonds & Notes—9.97%(j)
Belgium—0.38%
Ontex IV S.A., Sr. Unsec. Gtd. Sub. Notes, 9.00%, 04/15/19(b)	EUR	300,000	294,355
Canada—0.31%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	240,000	233,543
Croatia—0.14%
Agrokor D.D., Sr. Unsec. Gtd. Notes, 10.00%, 12/07/16(b)	EUR	90,000	109,412
Czech Republic—0.18%
CET 21 spol sro, Sr. Sec. Notes, 9.00%, 11/01/17(b)	EUR	115,000	139,409
Germany—0.37%
KION Finance S.A., Sr. Sec. Gtd Notes, 7.88%, 04/15/18(b)	EUR	300,000	285,314
Ireland—1.68%
Ardagh Packaging Finance PLC, Sr. Unsec. Gtd. Notes, 9.25%, 10/15/20(b)	EUR	400,000	419,933
Bord Gais Eireann, Sr. Unsec. Medium-Term Euro Notes, 5.75%, 06/16/14	EUR	255,000	326,157
Nara Cable Funding Ltd., Sr. Sec. Notes, 8.88%, 12/01/18(b)	EUR	500,000	544,172

			1,290,262

Luxembourg—2.06%
Boardriders S.A., Sr. Unsec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	100,000	121,224
Cirsa Funding Luxembourg S.A., Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	180,000	184,148
Codere Finance Luxembourg S.A., Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	100,000	118,546
ConvaTec Healthcare S.A.,
Sr. Sec. Gtd. Notes, 7.38%, 12/15/17(b)	EUR	200,000	243,789
Sr. Unsec. Gtd. Notes, 10.88%, 12/15/18(b)	EUR	100,000	111,848
Mark IV Europe Lux SCA/Mark IV USA SCA, Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	300,000	393,813
TMD Friction Finance S.A., Sr. Sec. Gtd. Bonds, 10.75%, 05/15/17(b)	EUR	210,000	285,526
Xefin Lux SCA, Sr. Sec. Notes, 8.00%, 06/01/18(b)	EUR	100,000	119,383

			1,578,277

Netherlands—1.70%
Boats Investments B.V., Sec. PIK Medium-Term Euro Notes, 11.00%, 03/31/17	EUR	77,113	68,948
Carlson Wagonlit B.V., Sr. Gtd. Floating Rate Notes, 7.36%, 05/01/15(b)(e)	EUR	140,000	141,585
Elster Finance B.V., Sr. Unsec. Gtd. Notes, 6.25%, 04/15/18(b)	EUR	200,000	244,459
Goodyear Dunlop Tires Europe B.V., Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	EUR	300,000	362,670
Polish Television Holding B.V., Sr. Sec. Notes, 11.25%, 05/15/17(b)(h)	EUR	60,000	83,986
Ziggo Bond Co. B.V., Sr. Sec. Gtd. Notes, 8.00%, 05/15/18(b)	EUR	310,000	400,711

			1,302,359

Sweden—0.18%
TVN Finance Corp. II A.B., Sr. Unsec. Gtd. Notes, 10.75%, 11/15/17(b)	EUR	100,000	138,638

United Kingdom—2.50%
Bakkavor Finance 2 PLC, Sr. Sec. Gtd. Notes, 8.25%, 02/15/18(b)	GBP	200,000	213,597
Exova PLC, Sr. Unsec. Notes, 10.50%, 10/15/18(b)	GBP	200,000	281,415
Infinis PLC, Sr. Sec. Notes, 9.13%, 12/15/14(b)	GBP	80,000	124,104
Kerling PLC, Sr. Sec. Gtd. Notes, 10.63%, 02/01/17(b)	EUR	130,000	142,791
Odeon & UCI Finco PLC, Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	385,000	534,226
Pipe Holdings PLC, Sr. Sec. Gtd. Bonds, 9.50%, 11/01/15(b)	GBP	200,000	277,515
R&R Ice Cream PLC, Sr. Sec. Gtd. Notes, 8.38%, 11/15/17(b)	EUR	300,000	339,563

			1,913,211

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

		Principal
		Amount	Value

United States—0.47%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 8.88%, 12/01/16(b)	EUR	355,000	$356,642

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $9,170,195)			7,641,422

	Shares

Preferred Stocks—2.13%
Automobile Manufacturers—0.16%
General Motors Co., Series B, $2.38 Conv. Pfd.	3,580	125,586

Consumer Finance—0.89%
Ally Financial, Inc.,
Series A, 8.50% Pfd.	7,845	136,895
Series G, 7.00% Pfd. (b)	581	389,107
GMAC Capital Trust I, Series 2, 8.13% Jr. Sub. Gtd. Pfd.	8,630	157,497

		683,499

Industrial REIT’s—0.10%
DuPont Fabros Technology Inc., Series B, 7.63% Pfd.	3,020	75,681

Regional Banks—0.72%
Zions Bancorp., Series C, 9.50% Pfd.	21,800	550,450

Research & Consulting Services—0.13%
Nielsen Holdings N.V. (Netherlands), $3.13 Unsec. Sub. Conv. Pfd.	1,885	101,437

Tires & Rubber—0.13%
Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.	2,490	96,986

Total Preferred Stocks (Cost $1,810,168)		1,633,639

Common Stocks & Other Equity Interests—0.74%
Automobile Manufacturers—0.24%
General Motors Co. (d)(k)	4,794	96,743
General Motors Co., Wts. expiring 07/10/16(d)(k)	4,357	50,715
General Motors Co., Wts. expiring 07/10/19(d)(k)	4,357	34,551

		182,009

Broadcasting—0.01%
Adelphia Communications Corp. (l)	—	0
Adelphia Recovery Trust, Series ACC-1 (l)	318,570	6,371
Adelphia Recovery Trust, Series Arahova (l)	109,170	4,476

		10,847

	Shares	Value

Building Products—0.01%
Nortek, Inc. (k)	215	$4,730

Construction Materials—0.11%
U.S. Concrete, Inc. (k)	20,786	86,678

Integrated Telecommunication Services—0.36%
Hawaiian Telcom Holdco Inc. -Wts. expiring 10/28/15 (k)	1,527	9,544
Largo Limited -Class A (Luxembourg)(k)	17,563	26,278
Largo Limited -Class B (Luxembourg)(k)	158,069	236,506

		272,328

Publishing—0.00%
Reader’s Digest Association Inc. (The), Wts. expiring 02/19/14 (k)	669	0

Semiconductors—0.01%
MagnaChip Semiconductor LLC	1,372	9,220

Total Common Stocks & Other Equity Interests (Cost $2,361,194)		565,812

Principal
Amount

Bundled Securities—0.07%
Investment Banking & Brokerage—0.07%
Targeted Return Index Securities Trust, Series HY 2006-1, Sec. Variable Rate Bonds, 7.12%, 05/01/16 (Acquired 08/15/08; Cost $56,700) (Cost $57,801)(b)(e)	$60,000	58,486

	Shares

Money Market Funds—0.60%
Liquid Assets Portfolio — Institutional Class (m)	229,588	229,588
Premier Portfolio — Institutional Class (m)	229,587	229,587

Total Money Market Funds (Cost $459,174)		459,175

TOTAL INVESTMENTS—97.02% (Cost $80,929,740)		74,351,581

OTHER ASSETS LESS LIABILITIES—2.98%		2,279,942

NET ASSETS—100.00%		$76,631,523

Investment Abbreviations:

CAD	—Canadian Dollar
Conv.	—Convertible
Ctfs.	—Certificates
Deb.	—Debentures
Disc.	—Discounted
EUR	—Euro
GBP	—British Pound
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
PIK	—Payment in Kind
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured
Wts.	—Warrants
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2011 was $28,902,725, which represented 37.72% of the Trust’s Net Assets.

(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at September 30, 2011 was $17,013, which represented 0.02% of the Fund’s Net Assets

(d)	Acquired as part of the General Motors reorganization.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2011.

(f)	Interest payments have been suspended under European Union agreement for 24 months beginning April 30, 2010.

(g)	Perpetual bond with no specified maturity date.

(h)	Step coupon bond issued at discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(i)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(j)	Foreign denominated security. Principal amount is denominated in currency indicated.

(k)	Non-income producing security.

(l)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(m)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Invesco V.I. High Yield Fund

A.	Security Valuations — (continued)
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Lower-Rated Securities — The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
Invesco V.I. High Yield Fund

E.	Foreign Currency Translations — (continued)
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,896,078	$753,328	$9,220	$2,658,626
Corporate Debt Securities	—	71,677,955	15,000	71,692,955

	$1,896,078	$72,431,283	$24,220	$74,351,581

Foreign Currency Contracts*	—	400,453	—	400,453

Total Investments	$1,896,078	$72,831,736	$24,220	$74,752,034

*	Unrealized appreciation.
Invesco V.I. High Yield Fund

NOTE 3 — Derivative Investments

Open Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized
Date	Counterparty		Deliver		Receive	Value	Appreciation

11/09/11	RBC Dain Rauscher	EUR	4,606,000	USD	6,493,315	$6,168,133	$325,182
11/17/11	Morgan Stanley	GBP	902,000	USD	1,480,906	1,405,635	75,271

Total open	foreign currency contracts						$400,453

Currency Abbreviations:
EUR — Euro
GBP — British Pound Sterling
USD — U.S. Dollar
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2011 was $42,096,159 and $38,563,554, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,331,337
Aggregate unrealized (depreciation) of investment securities	(8,236,556)

Net unrealized appreciation (depreciation) of investment securities	$(6,905,219)

Cost of investments for tax purposes is $81,256,800.
Invesco V.I. High Yield Fund

Invesco V.I. High Yield Securities Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2011

MS-VIHYI-QTR-1 09/11	Invesco Advisers, Inc.

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes—85.54%
Aerospace & Defense—1.57%
BE Aerospace, Inc., Sr. Unsec. Notes, 6.88%, 10/01/20	$85,000	$89,462
Bombardier, Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	20,000	21,550
Huntington Ingalls Industries, Inc., Sr. Sec. Gtd. Notes, 7.13%, 03/15/21(b)	65,000	60,613
Sr. Unsec. Gtd. Notes, 6.88%, 03/15/18(b)	20,000	18,700
Spirit Aerosystems, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	55,000	55,138
Triumph Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 11/15/17	145,000	151,887

		397,350

Airlines—3.19%
American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16(b)	40,000	34,600
American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Gtd. Pass Through Ctfs., 7.00%, 01/31/18(b)	29,802	24,736
Continental Airlines, Inc., Series 2007-1, Class C, Sec. Sub. Global Pass Through Ctfs., 7.34%, 04/19/14	207,493	204,381
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	120,748	124,069
Delta Air Lines, Inc., Sec. Notes, 12.25%, 03/15/15(b)	150,000	158,250
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	30,000	28,200
Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	40,000	37,400
UAL Pass Through Trust, Series 2007-1, Class A, Sec. Gtd. Global Pass Through Ctfs., 6.64%, 07/02/22	36,033	34,929
Series 2009-2, Class B, Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	81,118	86,390
US Airways, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	83,075	76,740

		809,695

Alternative Carriers—1.26%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	85,000	88,825
Level 3 Communications, Inc., Sr. Unsec. Notes, 11.88%, 02/01/19(b)	90,000	86,400
Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 11/01/14	71,000	70,290
Sr. Unsec. Gtd. Notes, 9.38%, 04/01/19(b)	45,000	42,075
8.13%, 07/01/19(b)	35,000	31,237

		318,827

Aluminum—0.51%
Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	130,000	130,081

Apparel Retail—1.07%
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	90,000	94,950
Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	85,000	79,794
J Crew Group, Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	65,000	54,925
Limited Brands, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	40,000	40,650

		270,319

Apparel, Accessories & Luxury Goods—2.38%
Hanesbrands, Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	80,000	77,800
Jones Group, Inc. (The), Sr. Unsec. Notes, 6.88%, 03/15/19	210,000	191,100
Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	165,000	157,575
Quiksilver, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	200,000	177,000

		603,475

Auto Parts & Equipment—0.95%
Allison Transmission, Inc., Sr. Unsec. Gtd Notes, 7.13%, 05/15/19(b)	100,000	92,500
Dana Holding Corp., Sr. Unsec. Notes, 6.50%, 02/15/19	30,000	29,100
Sr. Unsec. Notes, 6.75%, 02/15/21	55,000	53,212
Tenneco, Inc., Sr. Gtd. Global Notes, 6.88%, 12/15/20	25,000	24,688
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Securities Fund

	Principal
	Amount	Value

Auto Parts & Equipment—(continued)
Tenneco, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 08/15/18	$40,000	$41,200

		240,700

Automobile Manufacturers—1.86%
Chrysler Group LLC/Chrysler Group Co. Inc., Sr. Sec. Gtd. Notes, 8.00%, 06/15/19(b)	200,000	157,500
Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	282,000	311,610
Motors Liquidation Co., Sr. Unsec. Global Notes, 8.38%, 07/15/33(c)(d)	305,000	3,812

		472,922

Biotechnology—0.32%
Giant Funding Corp., Sr. Sec. Gtd. Notes, 8.25%, 02/01/18(b)	30,000	30,150
Savient Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18	30,000	21,075
STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	30,000	29,175

		80,400

Broadcasting—1.00%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	45,000	42,412
Clear Channel Communications, Inc., Sr. Sec. Gtd. Global Notes 9.00%, 03/01/21	130,000	96,850
Nielsen Finance LLC/Co., Sr. Unsec Gtd. Global Notes, 7.75%, 10/15/18	110,000	113,300

		252,562

Building Products—4.63%
Associated Materials LLC, Sr. Sec. Gtd. Global Notes, 9.13%, 11/01/17	165,000	138,187
Building Materials Corp. of America, Sr. Sec. Gtd. Notes, 7.50%, 03/15/20(b)	160,000	164,000
Sr. Unsec. Notes,
6.88%, 08/15/18(b)	150,000	149,812
6.75%, 05/01/21(b)	40,000	39,150
Gibraltar Industries Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	105,000	102,900
Nortek Inc., Sr. Gtd. Notes, 8.50%, 04/15/21(b)	250,000	210,000
Sr. Unsec. Gtd. Notes, 10.00%, 12/01/18(b)	75,000	70,125
Ply Gem Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 13.13%, 07/15/14	55,000	52,113
Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Sec. Notes, 8.63%, 12/01/17(b)	175,000	168,875
USG Corp., Sr. Unsec. Gtd. Notes,
9.75%, 08/01/14(b)	20,000	18,850
8.38%, 10/15/18(b)	10,000	8,350
Sr. Unsec. Notes, 9.75%, 01/15/18	65,000	52,488

		1,174,850

Cable & Satellite—0.87%
EH Holding Corp., Sr. Sec. Gtd. Notes, 6.50%, 06/15/19(b)	40,000	39,200
Sr. Unsec. Gtd. Notes, 7.63%, 06/15/21(b)	25,000	24,500
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.50%, 04/01/21(b)	10,000	9,375
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	150,000	147,750

		220,825

Casinos & Gaming—5.30%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Notes, 7.50%, 04/15/21(b)	50,000	48,875
Boyd Gaming Corp., Sr. Unsec. Notes, 9.13%, 12/01/18(b)	15,000	12,525
Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes,
12.75%, 04/15/18	85,000	58,012
10.00%, 12/15/18	30,000	17,850
Sr. Sec. Gtd. Global Notes, 11.25%, 06/01/17	100,000	101,125
Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	115,000	74,750
CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. PIK Notes, 10.75%, 01/15/17(b)	26,389	24,047
Sr. Sec. Gtd. Notes, 7.63%, 01/15/16(b)	5,000	4,725
Mandalay Resort Group, Sr. Unsec. Gtd. Sub. Notes, 7.63%, 07/15/13	100,000	95,250
MGM Resorts International, Sr. Unsec. Gtd. Global Notes,
6.75%, 04/01/13	245,000	241,325
6.63%, 07/15/15	65,000	55,413
Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 08/01/17	90,000	91,800
Resort at Summerlin L.P., Series B, Sr. Unsec. Sub. Notes, 13.00%, 12/15/07(c)	7,210,050	—
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Securities Fund

	Principal
	Amount	Value

Casinos & Gaming—(continued)
Scientific Games International Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%, 06/15/19	$80,000	$81,600
Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	35,000	33,775
Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.18%, 02/01/14(b)(e)	75,000	67,500
Sr. Sec. Notes, 9.13%, 02/01/15(b)	150,000	144,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sec. Gtd. First Mortgage Global Notes, 7.75%, 08/15/20	180,000	192,600

		1,345,172

Coal & Consumable Fuels—0.32%
Alpha Natural Resources Inc., Sr. Unsec. Gtd. Notes, 6.00%, 06/01/19	25,000	23,500
Arch Coal, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/20	21,000	20,528
Consol Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	35,000	37,100

		81,128

Communications Equipment—0.74%
Avaya, Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	190,000	162,450
CommScope Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/19(b)	25,000	24,375

		186,825

Computer & Electronics Retail—0.08%
Rent-A-Center Inc., Sr. Unsec. Gtd Global Notes, 6.63%, 11/15/20	20,000	19,425

Computer Storage & Peripherals—0.40%
Seagate HDD Cayman (Cayman Islands), Sr. Unsec. Gtd. Notes,
7.75%, 12/15/18(b)	75,000	73,500
7.00%, 11/01/21(b)	30,000	28,200

		101,700

Construction & Engineering—1.46%
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	35,000	34,475
MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	110,000	112,200
Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	250,000	223,750

		370,425

Construction & Farm Machinery & Heavy Trucks—1.41%
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	75,000	80,437
Commercial Vehicle Group, Inc., Sr. Sec. Gtd. Notes, 7.88%, 04/15/19(b)	95,000	89,300
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	50,000	47,000
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	95,000	97,850
Titan International Inc., Sr. Sec. Gtd. Global Notes 7.88%, 10/01/17	40,000	42,000

		356,587

Construction Materials—1.48%
Cemex Finance LLC, Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	100,000	73,459
Ply Gem Industries, Inc., Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	125,000	106,875
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	250,000	196,250

		376,584

Consumer Finance—1.43%
Ally Financial, Inc., Sr. Unsec. Gtd. Global Notes,
8.00%, 03/15/20	140,000	129,500
7.50%, 09/15/20	75,000	67,875
8.00%, 11/01/31	15,000	13,237
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 8.00%, 12/15/16	45,000	49,275
National Money Mart Co. (Canada), Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	100,000	102,500

		362,387

Data Processing & Outsourced Services—0.87%
CoreLogic, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	140,000	126,000
First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	45,000	42,075
SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes,
7.38%, 11/15/18	30,000	28,050
7.63%, 11/15/20	25,000	23,500

		219,625

Department Stores—0.21%
Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	65,000	53,625

Distillers & Vintners—0.48%
Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	115,000	120,750

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Securities Fund

	Principal
	Amount	Value

Diversified Banks—0.09%
RBS Capital Trust II, Jr. Unsec. Gtd. Sub. Global Bonds, 6.43% (f)(g)	$50,000	$24,250
Diversified Metals & Mining—0.48%
Midwest Vanadium Pty Ltd. (Australia), Sr. Sec. Gtd. Notes, 11.50%, 02/15/18(b)	30,000	25,041
Thompson Creek Metals Co. Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.38%, 06/01/18(b)	10,000	9,200
Vedanta Resources PLC (United Kingdom), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	100,000	86,455

		120,696

Diversified Support Services—0.04%
Mobile Mini, Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/20	10,000	9,650

Electrical Components & Equipment—0.10%
Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	25,000	25,000

Electronic Manufacturing Services—0.28%
Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	80,000	72,400

Environmental & Facilities Services—0.26%
Clean Harbors Inc., Sr. Sec. Gtd. Global Notes, 7.63%, 08/15/16	30,000	31,500
EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Global Notes, 10.75%, 08/15/18	35,000	35,350

		66,850

Food Retail—0.28%
Simmons Foods Inc., Sec. Notes, 10.50%, 11/01/17(b)	80,000	71,800

Forest Products—0.27%
Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Notes, 8.50%, 04/01/21(b)	85,000	65,875
Sino-Forest Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17(b)	10,000	2,750

		68,625

Gas Utilities—0.66%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	90,000	77,850
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	90,000	90,675

		168,525

Health Care Equipment—0.46%
DJO Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 10.88%, 11/15/14	90,000	90,225
Sr. Unsec. Gtd. Notes, 7.75%, 04/15/18(b)	10,000	8,750
Sr. Unsec. Gtd. Sub. Notes, 9.75%, 10/15/17(b)	20,000	17,350

		116,325

Health Care Facilities—2.14%
HCA, Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 02/15/20	105,000	108,675
Health Management Associates Inc., Sr. Sec. Gtd. Notes, 6.13%, 04/15/16	30,000	29,700
Healthsouth Corp., Sr. Unsec. Gtd. Notes,
7.25%, 10/01/18	60,000	57,000
7.75%, 09/15/22	35,000	31,850
Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.27%, 09/15/15(e)	45,000	38,700
Tenet Healthcare Corp., Sr. Sec. Gtd. Global Notes, 10.00%, 05/01/18	135,000	146,812
Sr. Unsec. Global Notes,
9.25%, 02/01/15	110,000	111,100
8.00%, 08/01/20	20,000	18,500

		542,337

Health Care Services—0.40%
Radnet Management Inc., Sr. Unsec. Gtd. Global Notes, 10.38%, 04/01/18	80,000	76,000
Universal Hospital Services Inc., Sec. Gtd. PIK Global Notes, 8.50%, 06/01/15	25,000	24,406

		100,406

Health Care Technology—0.47%
MedAssets, Inc., Sr. Unsec. Gtd. Notes, 8.00%, 11/15/18(b)	125,000	119,688
Home Furnishings—0.25%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	80,000	62,400
Homebuilding—1.42%
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes,
6.88%, 07/15/15	80,000	55,600
8.13%, 06/15/16	100,000	64,500
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Securities Fund

	Principal
	Amount	Value

Homebuilding—(continued)
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	$190,000	$143,687
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	35,000	33,075
M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	35,000	32,025
Standard Pacific Corp., Sr. Unsec. Gtd. Notes, 8.38%, 05/15/18	35,000	30,363

		359,250

Hotels, Resorts & Cruise Lines—0.10%
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.25%, 03/15/18	15,000	15,150
Wyndham Worldwide Corp., Sr. Unsec. Notes, 5.63%, 03/01/21	10,000	10,038

		25,188

Household Products—0.31%
Central Garden and Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	80,000	77,600

Housewares & Specialties—0.04%
Jarden Corp., Sr. Unsec. Gtd. Notes, 6.13%, 11/15/22	10,000	9,900

Independent Power Producers & Energy Traders—0.89%
AES Corp. (The), Sr. Unsec. Global Notes, 7.75%, 10/15/15	220,000	226,600

Industrial Machinery—0.69%
Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	110,000	109,450
Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	10,000	9,750
SPX Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/17	55,000	56,650

		175,850

Industrial REIT’s—0.14%
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	35,000	36,488

Integrated Telecommunication Services—1.24%
Integra Telecom Holdings Inc., Sr. Sec. Notes, 10.75%, 04/15/16(b)	70,000	64,750
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.25%, 10/15/20(b)	270,000	251,100

		315,850

Internet Retail—0.20%
Travelport LLC/Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 03/01/16	85,000	50,150

Internet Software & Services—0.61%
Equinix Inc., Sr. Unsec. Notes,
8.13%, 03/01/18	90,000	95,625
7.00%, 07/15/21	60,000	60,000

		155,625

Investment Banking & Brokerage—0.54%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	105,000	106,539
E*Trade Financial Corp., Sr. Unsec. Notes, 6.75%, 06/01/16	30,000	30,075

		136,614

Leisure Facilities—0.09%
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	25,000	24,125

Leisure Products—0.06%
Toys R US-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	15,000	14,513

Life Sciences Tools & Services—0.22%
Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	65,000	55,900

Marine—0.18%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc. (Greece), Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	10,000	8,525
Stena A.B. (Sweden), Sr. Unsec. Global Notes, 7.00%, 12/01/16	40,000	38,200

		46,725

Movies & Entertainment—1.23%
AMC Entertainment Inc., Sr. Gtd. Sub. Global Notes, 9.75%, 12/01/20	50,000	46,250
Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	95,000	94,169
NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	165,000	170,775

		311,194

Multi-Line Insurance—2.66%
American International Group Inc., Jr. Unsec. Sub. Global Variable Rate Deb., 8.18%, 05/15/58(e)	170,000	150,450
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Securities Fund

	Principal
	Amount	Value

Multi-Line Insurance—(continued)
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	$45,000	$42,919
Hartford Financial Services Group Inc., Jr. Unsec. Sub. Variable Rate Deb., 8.13%, 06/15/38(e)	85,000	79,737
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37 (Acquired 09/16/10-10/01/10, Cost $219,300)(b)	230,000	196,650
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/15/39(b)	165,000	203,996

		673,752

Multi-Sector Holdings—0.37%
Reynolds Group Issuer Inc./LLC/Luxembourg S.A., Sr. Sec. Gtd. Notes, 7.13%, 04/15/19(b)	100,000	93,500

Office Services & Supplies—0.21%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	35,000	33,775
Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	20,000	20,400

		54,175

Oil & Gas Equipment & Services—0.90%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	80,000	83,000
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	105,000	101,259
SESI, LLC, Sr. Unsec. Gtd. Notes, 6.38%, 05/01/19(b)	45,000	44,100

		228,359

Oil & Gas Exploration & Production—6.44%
Berry Petroleum Co., Sr. Unsec. Notes, 6.75%, 11/01/20	35,000	33,513
Bill Barrett Corp., Sr. Unsec. Gtd. Notes, 7.63%, 10/01/19	20,000	19,700
Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes,
8.88%, 02/01/17	90,000	87,750
8.25%, 09/01/21	130,000	118,300
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	30,000	31,425
Sr. Unsec. Gtd. Notes,
6.63%, 08/15/20	73,000	75,464
6.13%, 02/15/21	10,000	10,113
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	70,000	70,962
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes,
8.25%, 10/01/19	50,000	53,687
7.38%, 10/01/20	70,000	72,712
7.13%, 04/01/21	30,000	30,638
Delta Petroleum Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.00%, 04/01/15	130,000	98,800
EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	130,000	116,675
Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	110,000	108,350
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	155,000	161,587
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.75%, 01/30/22	40,000	39,700
Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	95,000	99,750
Pioneer Natural Resources Co., Sr. Unsec. Notes, 6.65%, 03/15/17	70,000	75,250
Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 7.63%, 06/01/18	120,000	123,300
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.75%, 06/01/21	105,000	109,200
SM Energy Co., Sr. Unsec. Notes, 6.63%, 02/15/19(b)	50,000	50,250
Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	45,000	45,394

		1,632,520

Oil & Gas Refining & Marketing—0.84%
Tesoro Corp., Sr. Unsec. Gtd. Global Bonds, 6.50%, 06/01/17	25,000	24,594
United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	195,000	188,175

		212,769

Oil & Gas Storage & Transportation—2.55%
Chesapeake Midstream Partners L.P./CHKM Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/21(b)	35,000	33,775
Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	110,000	109,450
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	60,000	61,875
Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 08/01/21	65,000	61,425
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Securities Fund

	Principal
	Amount	Value

Oil & Gas Storage & Transportation—(continued)
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 08/15/21	$20,000	$20,425
Series B, Sr. Unsec. Gtd. Global Notes, 8.75%, 04/15/18	90,000	95,738
Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	100,000	85,000
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	75,000	77,531
Targa Resources Partners L.P./Targa Resouces Partners Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/21(b)	105,000	101,325

		646,544

Other Diversified Financial Services—1.40%
International Lease Finance Corp., Sr. Sec. Notes,
6.75%, 09/01/16(b)	45,000	44,409
7.13%, 09/01/18(b)	65,000	63,842
Sr. Unsec. Global Notes,
8.63%, 09/15/15	145,000	143,042
5.75%, 05/15/16	20,000	17,838
8.75%, 03/15/17	44,000	43,973
6.25%, 05/15/19	30,000	26,175
Sr. Unsec. Notes,
8.25%, 12/15/20	15,000	14,681

		353,960

Packaged Foods & Meats—0.22%
Del Monte Foods Co., Sr. Unsec. Gtd. Notes, 7.63%, 02/15/19(b)	65,000	55,575

Paper Packaging—0.54%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	145,000	137,750

Paper Products—1.82%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	155,000	151,512
Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	75,000	74,250
Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	75,000	74,438
NewPage Corp., Sr. Sec. Gtd. Global Notes, 11.38%, 12/31/14(c)	70,000	52,675
P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	110,000	109,037

		461,912

Pharmaceuticals—1.47%
Aptalis Pharma Inc., Sr. Unsec. Gtd. Global Notes, 12.75%, 03/01/16	60,000	60,900
Elan Finance PLC/Corp. (Ireland), Sr. Unsec. Gtd. Global Notes, 8.75%, 10/15/16	100,000	105,250
Endo Pharmaceuticals Holdings Inc., Sr. Unsec. Gtd. Notes, 7.00%, 12/15/20(b)	15,000	15,187
Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	50,000	49,000
NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	35,000	36,225
Valeant Pharmaceuticals International, Sr. Unsec. Gtd. Notes,
6.75%, 10/01/17(b)	30,000	27,675
6.75%, 08/15/21(b)	90,000	78,750

		372,987

Property & Casualty Insurance—0.27%
XL Group PLC (Ireland), Series E, Jr. Sub. Variable Rate Global Pfd. Bonds, 6.50%(e)(f)	85,000	67,575

Railroads—0.02%
Kansas City Southern de Mexico S.A. de C.V. (Mexico), Sr. Unsec. Global Notes, 6.13%, 06/15/21	5,000	5,015

Real Estate Services—0.30%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	80,000	77,200

Regional Banks—1.31%
AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	25,000	20,875
BB&T Capital Trust II, Jr. Unsec. Gtd. Sub. Global Notes, 6.75%, 06/07/36	60,000	59,787
PNC Financial Services Group, Inc., Series O, Jr. Unsec. Sub. Variable Rate Pfd. Notes, 6.75% (e)(f)	40,000	38,400
Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	150,000	127,875
Synovus Financial Corp., Unsec. Sub. Global Notes, 5.13%, 06/15/17	100,000	85,625

		332,562

Research & Consulting Services—0.34%
FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	90,000	87,075
Semiconductor Equipment—1.09%
Amkor Technology Inc., Sr. Unsec. Global Notes, 7.38%, 05/01/18	160,000	157,200
Sr. Unsec. Notes, 6.63%, 06/01/21(b)	15,000	13,950
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Securities Fund

	Principal
	Amount	Value

Semiconductor Equipment—(continued)
Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	$110,000	$104,500

		275,650

Semiconductors—0.79%
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	109,000	111,725
Unsec. Gtd. Global Notes, 8.05%, 02/01/20	25,000	22,625
Sr. Unsec. Gtd. Global Notes, 10.75%, 08/01/20	65,000	65,325

		199,675

Specialized Consumer Services—0.06%
Carriage Services Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/15	15,000	14,813

Specialized Finance—0.94%
CIT Group Inc., Sec. Gtd. Bonds, 7.00%, 05/02/17(b)	245,000	237,650

Specialized REIT’s—0.66%
Host Hotels & Resorts L.P., Sr. Gtd. Global Notes, 6.00%, 11/01/20	75,000	72,562
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 05/01/21(b)	45,000	43,538
Omega Healthcare Investors Inc., Sr. Unsec. Gtd. Global Notes., 6.75%, 10/15/22	55,000	52,525

		168,625

Specialty Chemicals—1.25%
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	105,000	105,000
Huntsman International LLC, Sr. Unsec. Gtd. Sub. Global Notes, 8.63%, 03/15/21	25,000	23,813
NewMarket Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/16	45,000	46,884
PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	140,000	141,925

		317,622

Specialty Stores—0.64%
Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	25,000	23,563
Sr. Unsec. Gtd. Sub. Disc. Global Notes, 13.00%, 11/01/16(h)	135,000	138,712

		162,275

Steel—0.70%
AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 05/15/20	40,000	35,100
FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes,
7.00%, 11/01/15(b)	10,000	9,500
6.38%, 02/01/16(b)	90,000	83,479
United States Steel Corp., Sr. Unsec. Notes, 7.00%, 02/01/18	55,000	49,775

		177,854

Systems Software—0.97%
Allen Systems Group, Inc., Sec. Gtd. Notes, 10.50%, 11/15/16(b)	225,000	209,250
Vangent Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.63%, 02/15/15	35,000	36,663

		245,913

Tires & Rubber—0.58%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	140,000	139,650
Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd Notes, 8.25%, 08/15/20	7,000	7,123

		146,773

Trade Receivables—0.45%
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes,
7.38%, 01/15/21	125,000	114,375

Trading Companies & Distributors—1.86%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	160,000	144,000
H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	185,000	177,600
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes,
7.50%, 10/15/18	55,000	52,800
6.75%, 04/15/19	25,000	22,625
Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18	40,000	39,200
RSC Equipment Rental Inc./RSC Holdings III LLC, Sr. Unsec. Gtd. Global Notes, 8.25%, 02/01/21	40,000	35,000

		471,225

Trucking—0.10%
AE Escrow Corp., Sr. Unsec Notes, 9.75%, 03/15/20(b)	25,000	24,563

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Securities Fund

		Principal
		Amount	Value

Wireless Telecommunication Services—5.86%
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)		$220,000	$192,500
Sr. Unsec. Gtd. Conv. Notes, 8.25%, 12/01/17(b)(i)		35,000	17,238
Cricket Communications, Inc., Sr. Sec. Gtd. Global Notes, 7.75%, 05/15/16		115,000	115,719
Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20		130,000	114,400
Sr. Unsec. Gtd. Notes, 7.75%, 10/15/20(b)		35,000	30,800
Digicel Group Ltd. (Bermuda), Sr. Unsec. Notes, 8.88%, 01/15/15(b)		150,000	141,562
MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes,
7.88%, 09/01/18		65,000	63,416
6.63%, 11/15/20		95,000	83,600
SBA Telecommunications Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 08/15/19		90,000	95,062
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19		305,000	261,919
Sprint Nextel Corp., Sr. Unsec. Notes, 8.38%, 08/15/17		25,000	23,281
VimpelCom (Ireland), Unsec. Notes, 7.75%, 02/02/21(b)		200,000	169,000
Wind Acquisition Finance S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)		200,000	177,000

			1,485,497

Total U.S. Dollar Denominated Bonds & Notes (Cost $30,092,332)			21,692,503

Non-U.S. Dollar Denominated Bonds & Notes—9.58%(j)
Belgium—0.39%
Ontex IV S.A., Sr. Unsec. Gtd. Sub. Notes, 9.00%, 04/15/19(b)	EUR	100,000	98,118

Canada—0.33%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	85,000	82,713

Czech Republic—0.24%
CET 21 Spol S.R.O., Sr. Sec. Notes, 9.00%, 11/01/17(b)	EUR	50,000	60,612

Germany—0.37%
KION Finance S.A., Sr. Sec. Gtd Notes, 7.88%, 04/15/18(b)	EUR	100,000	95,105

Ireland—1.32%
Ardagh Packaging Finance PLC, Sr. Unsec. Gtd. Notes, 9.25%, 10/15/20(b)	EUR	100,000	104,983
Bord Gais Eireann, Sr. Unsec. Medium-Term Euro Notes, 5.75%, 06/16/14	EUR	95,000	121,510
Nara Cable Funding Ltd, Sr. Sec. Notes, 8.88%, 12/01/18(b)	EUR	100,000	108,834

			335,327

Luxembourg—2.02%
Cirsa Funding Luxembourg S.A., Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	50,000	51,152
Codere Finance Luxembourg S.A., Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	100,000	118,546
ConvaTec Healthcare S.A., Sr. Sec. Gtd. Notes, 7.38%, 12/15/17(b)	EUR	100,000	121,895
Mark IV Europe Lux SCA/Mark IV USA SCA, Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	100,000	131,271
TMD Friction Finance S.A., Sr. Sec. Gtd. Bonds, 10.75%, 05/15/17(b)	EUR	65,000	88,377

			511,241

Netherlands—1.52%
Elster Finance B.V.-REGS, Sr. Unsec. Gtd. Notes, 6.25%, 04/15/18(b)	EUR	100,000	122,229
Goodyear Dunlop Tires Europe B.V., Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	EUR	100,000	120,890
Ziggo Bond Co. B.V., Sr. Sec. Gtd. Notes, 8.00%, 05/15/18(b)	EUR	110,000	142,188

			385,307

Sweden—0.27%
TVN Finance Corp II A.B., Sr. Unsec. Gtd. Notes, 10.75%, 11/15/17(b)	EUR	50,000	69,319
United Kingdom—2.72%
Bakkavor Finance 2 PLC, Sr. Sec. Gtd. Notes, 8.25%, 02/15/18(b)	GBP	100,000	106,798
Kerling PLC, Sr. Sec. Gtd. Notes, 10.63%, 02/01/17(b)	EUR	50,000	54,919
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Securities Fund

		Principal
		Amount	Value

United Kingdom—(continued)
Odeon & UCI Finco PLC, Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	200,000	$277,520
Pipe Holdings PLC, Sr. Sec. Gtd. Bonds, 9.50%, 11/01/15(b)	GBP	100,000	138,758
R&R Ice Cream PLC, Sr. Sec. Gtd. Notes, 8.38%, 11/15/17(b)	EUR	100,000	113,188

			691,183

United States—0.40%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 8.88%, 12/01/16(b)	EUR	100,000	100,463

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $2,929,607)			2,429,388

	Shares	Value

Preferred Stocks—2.78%
Automobile Manufacturers—0.29%
General Motors Co., Series B, $2.38 Conv. Pfd.	2,130	74,720

Consumer Finance—1.10%
Ally Financial, Inc., Series A, 8.50% Floating Rate Pfd., (e)	2,690	46,941
Series G, 7.00% Pfd., (b)	264	176,806
GMAC Capital Trust I, Series 2, Jr. Sub. Gtd. Pfd.(d)	3,025	55,206

		278,953

Industrial REIT’s—0.10%
DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.	1,045	26,188

Regional Banks—1.16%
Zions Bancorp. Series C, 9.50% Pfd.	11,600	292,900

Tires & Rubber—0.13%
Goodyear Tire & Rubber Co. (The) $2.94 Conv. Pfd.	855	33,302

Total Preferred Stocks (Cost $782,024)		706,063

Common Stocks & Other Equity Interests—0.18%
Automobile Manufacturers—0.18%
General Motors Co. (d)(k)	1,215	24,519
General Motors Co., Wts. Expiring 07/10/16(d)(k)	1,104	12,850
General Motors Co., Wts. Expiring 07/10/19(d)(k)	1,104	8,755
Total Common Stocks & Other Equity Interests (Cost $92,219)		46,124

TOTAL INVESTMENTS—98.08% (Cost $33,896,182)		24,874,078

OTHER ASSETS LESS LIABILITIES—1.92%		486,524

NET ASSETS—100.00%		$25,360,602

Investment Abbreviations:

CAD	— Canadian Dollar
Conv.	— Convertible
Ctfs.	— Certificates
Deb.	— Debentures
Disc.	— Discounted
EUR	— Euro
GBP	— British Pound
Gtd.	— Guaranteed
Jr.	— Junior
Pfd.	— Preferred
PIK	— Payment in Kind
REGS	— Regulation S
REIT	— Real Estate Investment Trust
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
Unsec.	— Unsecured
Unsub	— Unsubordinated
Wts.	— Warrants
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Securities Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2011 was $9,524,284, which represented 37.46% of the Fund’s Net Assets.

(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at September 30, 2011 was $56,487, which represented 0.02% of the Fund’s Net Assets

(d)	Acquired as part of the General Motors reorganization.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2011.

(f)	Perpetual bonds with no specified maturity date.

(g)	Interest payments have been suspended under the European Union agreement for 24 months beginning April 30, 2010.

(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(i)	Security has an irrevocable call or mandatory put by the holder. Maturity date reflects such call or put.

(j)	Foreign denominated security. Principal amount is denominated in currency indicated.

(k)	Non-income producing security.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board
Invesco V.I. High Yield Securities Fund

A.	Security Valuations — (continued)
of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Lower-Rated Securities — The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
Invesco V.I. High Yield Securities Fund

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended September 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$575,381	$176,806	$—	$752,187
Corporate Debt Securities	—	24,118,078	3,813	24,121,891
	$575,381	$24,294,884	$3,813	$24,874,078
Foreign Currency Contracts*	—	119,989	—	119,989

Total Investments	$575,381	$24,414,873	$3,813	$24,994,067

*	Unrealized appreciation.
Invesco V.I. High Yield Securities Fund

NOTE 3 — Derivative Investments

Open Foreign Currency Contracts

Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation

11/09/11	RBC Capital Markets Corp.	EUR	1,346,000	USD	1,897,731	$1,802,499	$95,232
11/17/11	J.P. Morgan Chase	GBP	328,000	USD	535,897	511,140	24,757

Total open foreign currency contracts							$119,989

Currency Abbreviations:
EUR — Euro
GBP — British Pound Sterling
USD — U.S. Dollar
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2011 was $16,320,361 and $20,334,532, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$227,560
Aggregate unrealized (depreciation) of investment securities	(9,537,677)

Net unrealized appreciation (depreciation) of investment securities	$(9,310,117)

Cost of investments for tax purposes is $34,184,195.
Invesco V.I. High Yield Securities Fund

Invesco V.I. International Growth Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2011

VIIGR-QTR-1 09/11	Invesco Advisers, Inc.

Schedule of Investments
September 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—89.83%
Australia—5.58%
BHP Billiton Ltd.	511,912	$17,013,552
Brambles Ltd.	1,803,894	11,132,566
CSL Ltd.	285,120	8,135,404
QBE Insurance Group Ltd.	651,713	7,998,721
WorleyParsons Ltd.	594,935	14,849,851

		59,130,094

Belgium—1.80%
Anheuser-Busch InBev N.V.	360,127	19,095,199

Brazil—2.23%
Banco Bradesco S.A. -ADR	1,170,527	17,312,094
Petroleo Brasileiro S.A. -ADR	306,858	6,358,098

		23,670,192

Canada—5.35%
Agrium, Inc.	131,408	8,744,236
Canadian National Railway Co.	127,070	8,489,517
Canadian Natural Resources Ltd.	248,868	7,305,541
Cenovus Energy, Inc.	314,886	9,694,115
Fairfax Financial Holdings Ltd.	24,717	9,474,379
Suncor Energy, Inc.	509,220	13,000,121

		56,707,909

China—1.41%
Industrial & Commercial Bank of China Ltd. -Class H	30,836,000	14,905,059

Denmark—1.39%
Novo Nordisk A.S. -Class B	148,541	14,763,440

France—7.05%
BNP Paribas S.A.	214,995	8,508,422
Cap Gemini S.A.	251,134	8,367,493
Cie Generale des Etablissements Michelin -Class B	102,833	6,139,885
Danone S.A.	222,465	13,688,214
Eutelsat Communications	193,492	7,771,011
L’Oreal SA	69,546	6,803,921
Lafarge S.A.	142,982	4,921,422
Publicis Groupe S.A.	125,797	5,265,730
Schneider Electric S.A.	125,826	6,773,025
Total S.A.	147,683	6,510,228

		74,749,351

Germany—5.30%
Adidas AG	247,785	14,947,645
Bayer AG	127,680	7,015,471
Bayerische Motoren Werke AG	128,236	8,495,369
Fresenius Medical Care AG & Co. KGaA	178,730	12,106,527
SAP AG	267,563	13,636,545

		56,201,557

Hong Kong—1.69%
China Mobile Ltd.	881,000	8,591,804
Hutchison Whampoa Ltd.	1,264,000	9,356,862

		17,948,666

India—0.91%
Infosys Technologies Ltd.	190,128	9,631,671

Ireland—1.82%
Shire PLC	355,500	11,083,008
WPP PLC	894,841	8,250,766

		19,333,774

Israel—1.50%
Teva Pharmaceutical Industries Ltd. -ADR	428,115	15,934,440

Japan—10.32%
Canon, Inc.	453,400	20,539,663
Denso Corp.	456,200	14,631,543
FANUC Corp.	69,100	9,519,772
Keyence Corp.	44,400	12,164,785
Komatsu Ltd.	286,237	6,185,067
Nidec Corp.	139,895	11,261,041
Toyota Motor Corp.	432,900	14,808,043
Yamada Denki Co., Ltd.	290,780	20,314,727

		109,424,641

Mexico—3.28%
America Movil SAB. de C.V. -Series L -ADR	617,306	13,630,116
Fomento Economico Mexicano, SAB de C.V. — ADR	191,476	12,411,474
Grupo Televisa SAB -ADR	473,409	8,705,992

		34,747,582

Netherlands—2.86%
Koninklijke (Royal) KPN N.V.	168,309	2,215,298
Koninklijke Ahold N.V.	881,466	10,362,502
Unilever N.V.	450,826	14,276,805
VimpelCom Ltd. -ADR	361,000	3,440,330

		30,294,935

Russia—0.89%
Gazprom OAO -ADR	988,451	9,454,983

Singapore—2.30%
Keppel Corp. Ltd.	2,045,661	11,985,278
United Overseas Bank Ltd.	966,000	12,436,777

		24,422,055

See accompanying notes which are an integral part of this schedule.
Invesco V.I. International Growth Fund

	Shares	Value

South Korea—2.97%
Hyundai Mobis	49,048	$13,929,196
NHN Corp. (a)	93,288	17,586,602

		31,515,798

Sweden—3.22%
Kinnevik Investment A.B. -Class B	281,253	5,209,362
Swedbank A.B. -Class A	772,003	8,503,344
Telefonaktiebolaget LM Ericsson -Class B	1,273,958	12,201,332
Volvo A.B. -Class B	837,274	8,182,300

		34,096,338

Switzerland—7.99%
ABB Ltd. (a)	555,011	9,478,314
Julius Baer Group Ltd. (a)	305,016	10,164,528
Nestle S.A.	314,563	17,291,630
Novartis AG	364,944	20,367,360
Roche Holding AG	102,453	16,482,813
Syngenta AG (a)	42,316	10,962,354

		84,746,999

Taiwan—1.34%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,243,220	14,210,005

Turkey—0.84%
Akbank T.A.S.	2,254,551	8,861,477

United Kingdom—17.79%
BG Group PLC	813,527	15,488,439
British American Tobacco PLC	388,041	16,443,926
Centrica PLC	2,287,856	10,515,105
Compass Group PLC	2,517,241	20,351,692
Imperial Tobacco Group PLC	637,396	21,521,038
Informa PLC	1,624,730	8,260,093
International Power PLC	1,527,039	7,232,462
Kingfisher PLC	2,701,380	10,352,853
Next PLC	340,090	13,309,415
Reed Elsevier PLC	2,026,988	15,438,901
Royal Dutch Shell PLC -Class B	453,570	14,085,073
Smith & Nephew PLC	1,084,876	9,751,796
Tesco PLC	2,397,722	14,022,658
Vodafone Group PLC	4,592,272	11,856,550
		188,630,001

Total Common Stocks & Other Equity Interests (Cost $814,916,286)		952,476,166

Preferred Stock—0.72%
Germany—0.72%
Volkswagen AG — Pfd. (Cost $11,731,869)	58,198	7,698,150

Money Market Funds—8.93%
Liquid Assets Portfolio — Institutional Class (b)	47,320,962	47,320,962
Premier Portfolio — Institutional Class (b)	47,320,961	47,320,961

Total Money Market Funds (Cost $94,641,923)		94,641,923

TOTAL INVESTMENTS—99.48% (Cost $921,290,078)		1,054,816,239

OTHER ASSETS LESS LIABILITIES—0.52%		5,469,155

NET ASSETS—100.00%		$1,060,285,394

Investment Abbreviations:

ADR	—American Depositary Receipt

Pfd.	—Preferred

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. International Growth Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco V.I. International Growth Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Australia	$—	$59,130,094	$—	$59,130,094
Belgium	—	19,095,199	—	19,095,199
Brazil	23,670,192	—	—	23,670,192
Canada	56,707,909	—	—	56,707,909
China	—	14,905,059	—	14,905,059
Denmark	—	14,763,440	—	14,763,440
France	—	74,749,351	—	74,749,351
Germany	—	63,899,707	—	63,899,707
Hong Kong	—	17,948,666	—	17,948,666
India	—	9,631,671	—	9,631,671
Ireland	—	19,333,774	—	19,333,774
Israel	15,934,440	—	—	15,934,440
Japan	—	109,424,641	—	109,424,641
Mexico	34,747,582	—	—	34,747,582
Netherlands	3,440,330	26,854,605	—	30,294,935
Russia	—	9,454,983	—	9,454,983
Singapore	—	24,422,055	—	24,422,055
South Korea	—	31,515,798	—	31,515,798
Sweden	—	34,096,338	—	34,096,338
Switzerland	—	84,746,999	—	84,746,999
Taiwan	14,210,005	—	—	14,210,005
Turkey	—	8,861,477	—	8,861,477
United Kingdom	—	188,630,001	—	188,630,001
United States	94,641,923	—	—	94,641,923

	$243,352,381	$811,463,858	$—	$1,054,816,239

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
Invesco V.I. International Growth Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2011 was $269,190,580 and $244,325,276, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$168,407,736

Aggregate unrealized (depreciation) of investment securities	(63,214,678)

Net unrealized appreciation of investment securities	$105,193,058

Cost of investments for tax purposes is $949,623,181.
Invesco V.I. International Growth Fund

Invesco V.I. Leisure Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2011

I-VILEI-QTR-1 09/11	Invesco Advisers, Inc.

Schedule of Investments
September 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—95.23%(a)
Advertising—2.19%
Interpublic Group of Cos., Inc. (The)	33,026	$237,787
National CineMedia, Inc.	8,516	123,567

		361,354

Apparel Retail—1.50%
Abercrombie & Fitch Co. -Class A	4,017	247,286

Apparel, Accessories & Luxury Goods—2.31%
Lululemon Athletica Inc. (b)	1,635	79,543
Prada S.p.A. (Italy)(c)	34,100	143,844
Prada S.p.A. (Italy)(b)	14,400	60,743
Under Armour, Inc. -Class A (b)	1,444	95,896

		380,026

Auto Parts & Equipment—1.61%
Johnson Controls, Inc.	10,066	265,440

Automobile Manufacturers—1.91%
Ford Motor Co. (b)	16,466	159,226
Honda Motor Co., Ltd. (Japan)	5,293	155,292

		314,518

Automotive Retail—2.93%
AutoZone, Inc. (b)	681	217,368
CarMax, Inc. (b)	11,147	265,856

		483,224

Broadcasting—3.97%
CBS Corp. -Class B	15,236	310,510
Scripps Networks Interactive Inc. -Class A	9,264	344,343

		654,853

Cable & Satellite—10.11%
Comcast Corp. -Class A	32,660	682,594
DIRECTV -Class A (b)	16,863	712,462
Time Warner Cable, Inc.	4,318	270,609

		1,665,665

Casinos & Gaming—6.35%
Las Vegas Sands Corp. (b)	10,781	413,344
Penn National Gaming, Inc. (b)	19,018	633,109

		1,046,453

Computer Hardware—4.67%
Apple, Inc. (b)	2,021	770,365

Consumer Finance—2.20%
EZCORP, Inc. -Class A (b)	12,729	363,286

Department Stores—6.19%
Kohl’s Corp.	8,438	414,306
Macy’s, Inc.	22,988	605,044

		1,019,350

Footwear—4.97%
Deckers Outdoor Corp. (b)	2,596	242,103
NIKE, Inc. -Class B	6,740	576,337

		818,440

General Merchandise Stores—1.16%
Dollar Tree, Inc. (b)	2,537	190,554

Home Improvement Retail—1.17%
Home Depot, Inc. (The)	5,854	192,421

Homefurnishing Retail—1.31%
Bed Bath & Beyond Inc. (b)	3,775	216,345

Hotels, Resorts & Cruise Lines—1.94%
Choice Hotels International, Inc.	3,236	96,174
Hyatt Hotels Corp. -Class A (b)	7,139	223,950

		320,124

Hypermarkets & Super Centers—4.24%
Costco Wholesale Corp.	8,515	699,252

Internet Retail—4.98%
Amazon.com, Inc. (b)	3,385	731,939
Priceline.com Inc. (b)	196	88,094

		820,033

Internet Software & Services—2.78%
Baidu, Inc. -ADR (China)(b)	1,849	197,677
Google, Inc. -Class A (b)	421	216,554
Yandex NV -Class A (Netherlands)(b)	2,147	43,820

		458,051

Motorcycle Manufacturers—1.46%
Harley-Davidson, Inc.	7,005	240,482

Movies & Entertainment—8.56%
News Corp. -Class A	13,000	201,110
Time Warner Inc.	10,246	307,073
Viacom Inc. -Class A (d)	6,907	334,022
Viacom Inc. -Class B	8,339	323,053
Walt Disney Co. (The)	8,162	246,166

		1,411,424

Restaurants—9.07%
Buffalo Wild Wings Inc. (b)	3,251	194,410
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Leisure Fund

	Shares	Value

Restaurants—(continued)
Chipotle Mexican Grill, Inc. (b)	848	$256,901
Darden Restaurants, Inc.	8,875	379,406
P.F. Chang’s China Bistro, Inc. (d)	2,983	81,257
Starbucks Corp.	15,647	583,477

		1,495,451

Soft Drinks—0.80%
Hansen Natural Corp. (b)	1,510	131,808

Specialized Consumer Services—1.78%
Weight Watchers International, Inc.	5,033	293,172

Specialty Stores—1.88%
Tiffany & Co.	5,096	309,939

Systems Software—3.19%
Rovi Corp. (b)	12,215	525,001

Total Common Stocks & Other Equity Interests (Cost $14,226,452)		15,694,317

Money Market Funds—3.70%
Liquid Assets Portfolio — Institutional Class (e)	304,459	304,459
Premier Portfolio — Institutional Class (e)	304,459	304,459

Total Money Market Funds (Cost $608,918)		608,918

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—98.93% (Cost $14,835,370)		16,303,235

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—2.03%
Liquid Assets Portfolio — Institutional Class (Cost $334,630)(e)(f)	334,630	334,630

TOTAL INVESTMENTS—100.96% (Cost $15,170,000)		16,637,865

OTHER ASSETS LESS LIABILITIES—(0.96)%		(157,619)

NET ASSETS—100.00%		$16,480,246

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2011 represented 0.87% of the Fund’s Net Assets.

(d)	All or a portion of this security was out on loan at September 30, 2011.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1E.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Leisure Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco V.I. Leisure Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
     The leisure sector depends on consumer discretionary spending, which generally falls during economic downturns. Securities of gambling casinos are often subject to high price volatility and are considered speculative. Securities of companies that make video and electronic games may be affected by the games’ risk of rapid obsolescence.
E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes
Invesco V.I. Leisure Fund

in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$16,482,573	$155,292	$—	$16,637,865

Invesco V.I. Leisure Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2011 was $8,254,684 and $11,468,420, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,099,464

Aggregate unrealized (depreciation) of investment securities	(652,034)

Net unrealized appreciation of investment securities	$1,447,430

Cost of investments for tax purposes is $15,190,435
Invesco V.I. Leisure Fund

Invesco V.I. Mid Cap Core Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2011

VIMCCE-QTR-1 09/11	Invesco Advisers, Inc.

Schedule of Investments
September 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—92.78%(a)
Aerospace & Defense—4.95%
Alliant Techsystems, Inc.	92,629	$5,049,207
ITT Corp.	127,752	5,365,584
Moog Inc. -Class A (b)	78,143	2,549,025
Rockwell Collins, Inc.	90,523	4,775,993

		17,739,809

Air Freight & Logistics—0.85%
Expeditors International of Washington, Inc.	75,261	3,051,834

Apparel Retail—2.38%
American Eagle Outfitters, Inc.	361,052	4,231,529
Citi Trends, Inc. (b)	145,654	1,714,348
Guess?, Inc.	91,497	2,606,750

		8,552,627

Apparel, Accessories & Luxury Goods—0.64%
Carter’s, Inc. (b)	74,566	2,277,246

Application Software—1.82%
Adobe Systems Inc. (b)	270,539	6,538,928

Asset Management & Custody Banks—3.83%
Legg Mason, Inc.	215,816	5,548,629
Northern Trust Corp.	233,711	8,175,211

		13,723,840

Auto Parts & Equipment—0.79%
Tenneco Inc. (b)	109,984	2,816,690

Biotechnology—0.91%
Biogen Idec, Inc. (b)	35,126	3,271,987

Brewers—2.12%
Molson Coors Brewing Co. -Class B	192,062	7,607,576

Communications Equipment—4.20%
Brocade Communications Systems, Inc. (b)	304,206	1,314,170
Juniper Networks, Inc. (b)	149,361	2,577,971
Motorola Mobility Holdings, Inc. (b)	140,659	5,314,097
Motorola Solutions, Inc.	48,831	2,046,019
Research In Motion Ltd. (Canada)(b)	96,512	1,959,194
Tellabs, Inc.	430,187	1,845,502

		15,056,953

Computer & Electronics Retail—2.22%
Best Buy Co., Inc.	175,021	4,077,989
GameStop Corp. -Class A (b)	167,935	3,879,299

		7,957,288

Computer Storage & Peripherals—0.65%
SMART Technologies Inc. -Class A (Canada)(b)	557,370	2,340,954

Construction & Engineering—2.30%
Chicago Bridge & Iron Co. N.V. -New York Shares (Netherlands)	133,006	3,807,962
Foster Wheeler AG (Switzerland)(b)	249,095	4,431,400

		8,239,362

Construction & Farm Machinery & Heavy Trucks—0.38%
Terex Corp. (b)	131,271	1,346,840

Construction Materials—0.65%
CRH PLC (Ireland)	151,576	2,337,432

Consumer Electronics—0.45%
Garmin Ltd. (Switzerland)	51,206	1,626,815

Data Processing & Outsourced Services—0.71%
Western Union Co. (The)	165,845	2,535,770

Department Stores—0.90%
Macy’s, Inc.	122,861	3,233,702

Electric Utilities—1.21%
Edison International	113,780	4,352,085

Electrical Components & Equipment—1.98%
Cooper Industries PLC (Ireland)	79,618	3,671,982

Thomas & Betts Corp. (b)	85,556	3,414,540

		7,086,522

Electronic Components—1.58%
Amphenol Corp. -Class A	106,229	4,330,956
Dolby Laboratories, Inc. -Class A (b)	48,840	1,340,170

		5,671,126

Electronic Manufacturing Services—0.73%
Molex, Inc.	128,999	2,627,710

Environmental & Facilities Services—1.29%
Republic Services, Inc.	165,020	4,630,461

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Mid Cap Core Equity Fund

	Shares	Value

Fertilizers & Agricultural Chemicals—0.74%
Scotts Miracle-Gro Co. (The) -Class A	59,575	$2,657,045

Food Retail—3.22%
Kroger Co. (The)	80,824	1,774,895
Safeway, Inc.	586,688	9,756,621

		11,531,516

Gold—0.69%
Agnico-Eagle Mines Ltd. (Canada)	41,520	2,471,270

Health Care Equipment—3.50%
Boston Scientific Corp. (b)	1,173,153	6,933,334
Hologic, Inc. (b)	370,246	5,631,442

		12,564,776

Health Care Facilities—1.14%
Rhoen-Klinikum AG (Germany)	110,662	2,239,967
VCA Antech, Inc. (b)	115,517	1,845,961

		4,085,928

Health Care Services—2.24%
DaVita, Inc. (b)	28,511	1,786,784
Laboratory Corp. of America Holdings (b)	36,264	2,866,669
Quest Diagnostics, Inc.	68,385	3,375,484

		8,028,937

Industrial Conglomerates—0.64%
Tyco International Ltd.	56,405	2,298,504

Industrial Machinery—4.15%
Flowserve Corp.	41,028	3,036,072
Ingersoll-Rand PLC (Ireland)	90,928	2,554,168
Parker Hannifin Corp.	65,917	4,161,340
SPX Corp.	113,023	5,121,072

		14,872,652

Insurance Brokers—1.53%
Marsh & McLennan Cos., Inc.	207,063	5,495,452

Investment Banking & Brokerage—0.48%
Charles Schwab Corp. (The)	152,313	1,716,567

Leisure Products—0.43%
Hasbro, Inc.	47,704	1,555,627

Life & Health Insurance—0.99%
Torchmark Corp.	102,154	3,561,088

Life Sciences Tools & Services—2.05%
Agilent Technologies, Inc. (b)	110,459	3,451,844
Waters Corp. (b)	51,739	3,905,777

		7,357,621

Managed Health Care—1.90%
Aetna Inc.	186,948	6,795,560

Marine—1.31%
Kirby Corp. (b)	89,512	4,711,912

Multi-Sector Holdings—0.13%
PICO Holdings, Inc. (b)	23,286	477,596

Oil & Gas Drilling—0.43%
Ensco PLC -ADR (United Kingdom)	37,893	1,532,014

Oil & Gas Equipment & Services—5.57%
Cal Dive International, Inc. (b)	815,835	1,558,245
Cameron International Corp. (b)	116,354	4,833,345
Dresser-Rand Group, Inc. (b)	116,161	4,708,005
ShawCor Ltd. (Canada)	162,800	3,778,786
Weatherford International Ltd. (b)	418,703	5,112,364

		19,990,745

Oil & Gas Exploration & Production—2.66%
Newfield Exploration Co. (b)	59,096	2,345,520
Southwestern Energy Co. (b)	215,571	7,184,982

		9,530,502

Oil & Gas Refining & Marketing—0.44%
Valero Energy Corp.	88,288	1,569,761

Paper Packaging—0.11%
Sealed Air Corp.	22,544	376,485

Personal Products—1.04%
Avon Products, Inc.	191,077	3,745,109

Pharmaceuticals—1.03%
Hospira, Inc. (b)	49,112	1,817,144
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	50,671	1,885,975

		3,703,119

Property & Casualty Insurance—2.28%
Progressive Corp. (The)	459,531	8,161,271

Restaurants—1.04%
Darden Restaurants, Inc.	87,582	3,744,130

Semiconductor Equipment—0.37%
FormFactor Inc. (b)	214,257	1,334,821

Semiconductors—2.84%
Linear Technology Corp.	210,383	5,817,090
Microchip Technology, Inc.	66,288	2,062,220
Xilinx, Inc.	84,616	2,321,863

		10,201,173

Specialized Finance—0.72%
Moody’s Corp.	85,062	2,590,138

Specialty Chemicals—2.83%
International Flavors & Fragrances Inc.	89,648	5,040,010

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Mid Cap Core Equity Fund

	Shares	Value

Specialty Chemicals—(continued)
Sigma-Aldrich Corp.	82,959	$5,126,037

		10,166,047

Specialty Stores—0.32%
Staples, Inc.	86,801	1,154,453

Systems Software—4.77%
CA, Inc.	357,328	6,935,736
Symantec Corp. (b)	623,130	10,157,019

		17,092,755

Thrifts & Mortgage Finance—2.03%
People’s United Financial, Inc.	639,331	7,288,373

Trucking—0.92%
Con-way Inc.	148,634	3,289,270

Wireless Telecommunication Services—0.70%
MetroPCS Communications, Inc. (b)	289,931	2,525,299

Total Common Stocks & Other Equity Interests (Cost $349,686,324)		332,801,073

Money Market Funds—7.31%
Liquid Assets Portfolio — Institutional Class (c)	13,109,099	13,109,099
Premier Portfolio — Institutional Class (c)	13,109,099	13,109,099

Total Money Market Funds (Cost $26,218,198)		26,218,198

TOTAL INVESTMENTS—100.09% (Cost $375,904,522)		359,019,271

OTHER ASSETS LESS LIABILITIES—(0.09)%		(310,450)

NET ASSETS—100.00%		$358,708,821

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Mid Cap Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco V.I. Mid Cap Core Equity Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes
Invesco V.I. Mid Cap Core Equity Fund

recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Call Options Written and Purchased — The Fund may write and/or buy call options. A call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
     When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operation. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
     When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
H.	Put Options Purchased — The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on
Invesco V.I. Mid Cap Core Equity Fund

the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$354,441,872	$4,577,399	$—	$359,019,271

NOTE 3 — Derivative Investments
Transactions During the Period

	Call Option Contracts
	Number of	Premiums
	Contracts	Received

Beginning of period	—	$—

Written	786	21,601

Expired	(786)	(21,601)

End of period	—	$—

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2011 was $169,009,764 and $199,342,961, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$33,667,188

Aggregate unrealized (depreciation) of investment securities	(53,792,240)

Net unrealized appreciation (depreciation) of investment securities	$(20,125,052)

Cost of investments for tax purposes is $379,144,323.
Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Money Market Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2011

VIMKT-QTR-1 09/11	Invesco Advisers, Inc.

Schedule of Investments
September 30, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper—60.35%(a)
Asset-Backed Securities — Consumer Receivables—17.05%
Amsterdam Funding Corp. (b)	0.29%	11/10/11	$7,000	$6,997,744
Old Line Funding, LLC (b)	0.22%	01/03/12	4,919	4,916,174
Thunder Bay Funding, LLC (b)	0.19%	10/11/11	5,000	4,999,736
Windmill Funding Corp. (b)	0.25%	10/18/11	7,000	6,999,174

				23,912,828

Asset-Backed Securities — Fully Supported Bank—11.20%
Gotham Funding Corp. (CEP- The Bank of Tokyo-Mitsubishi UFJ, Ltd.) (b)(c)	0.25%	12/01/11	2,500	2,498,941
Govco LLC (CEP-Citibank N.A.) (b)	0.18%	10/12/11	6,200	6,199,659
Lexington Parker Capital Co., LLC (Multi-CEP’s-Liberty Hampshire Co, LLC; agent) (b)(c)	0.28%	10/06/11	4,000	3,999,844
Liberty Street Funding LLC (CEP-Bank of Nova Scotia) (b)(c)	0.25%	12/15/11	3,000	2,998,438

				15,696,882

Asset-Backed Securities — Multi-Purpose—14.62%
CAFCO, LLC (b)	0.18%	10/06/11	2,500	2,499,937
Chariot Funding, LLC/Ltd. (b)	0.16%	10/12/11	7,000	6,999,657
Falcon Asset Securitization Corp. (b)	0.16%	10/12/11	6,000	5,999,707
Gemini Securitization Corp., LLC (b)	0.28%	10/07/11	5,000	4,999,767

				20,499,068

Asset-Backed Securities — Securities—4.28%
Solitaire Funding Ltd./LLC (b)(c)	0.26%	10/11/11	6,000	5,999,567

Diversified Banks—3.57%
Barclays US Funding LLC (c)	0.08%	10/03/11	5,000	4,999,978

Life & Health Insurance—4.28%
MetLife Short Term Funding LLC (b)	0.19%	10/06/11	6,000	5,999,842

Regional Banks—5.35%
ANZ National (Int’l) Ltd. (b)(c)	0.28%	10/17/11	3,000	2,999,627
Nordea North America Inc. (c)	0.29%	10/13/11	4,500	4,499,572

				7,499,199

Total Commercial Paper (Cost $84,607,364)				84,607,364

Variable Rate Demand Notes—21.31%(d)
Credit Enhanced—21.31%
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (e)	0.22%	10/01/33	4,740	4,740,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (e)	0.22%	12/01/28	4,800	4,800,000
Collier (County of), Florida Industrial Development Authority (Allete, Inc.); Series 2006, Ref. VRD IDR (LOC-Wells Fargo Bank, N.A.) (e)	0.20%	10/01/25	1,000	1,000,000
Connecticut (State of) Development Authority (Northeast Foods, Inc.); Series 1998, VRD IDR (LOC-Bank of America, N.A.) (e)	0.44%	06/01/13	725	725,000
Hamilton (County of), Ohio (Children’s Hospital Medical Center); Series 1997 A, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.) (e)	0.16%	05/15/17	600	600,000
M3 Realty, LLC; Series 2007, VRD RN (LOC-General Electric Capital Corp.) (b)(e)	0.25%	01/01/33	2,200	2,200,000
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Money Market Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced—(continued)
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.) (e)	0.17%	03/01/39	$3,400	$3,400,000
Massachusetts (State of) Development Finance Agency (Salema Family Limited Partnership); Series 1999 A, VRD IDR (LOC-Bank of America, N.A.) (e)	0.61%	12/01/20	730	730,000
Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC-Bank of America, N.A.) (e)	0.35%	01/01/44	4,800	4,800,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (L & S, LLC); Series 2001, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (e)	0.16%	03/01/26	385	385,000
Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (e)	0.22%	12/01/27	2,555	2,555,000
Pitney Road Partners, LLC; Series 2008, VRD Notes (CEP-General Electric Capital Corp.) (b)	0.28%	07/01/25	2,055	2,055,000
Rock Island (County of), Illinois Metropolitan Airport Authority (Quad City International Airport Air Freight); Series 1998 A, VRD Priority RB (LOC-U.S. Bank, N.A.) (e)	0.24%	12/01/18	390	390,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC-General Electric Capital Corp.) (b)(e)	0.28%	10/01/21	1,000	1,000,000
St. Paul (City of), Minnesota Port Authority; Series 2009-10 CC, VRD District Cooling RB (LOC-Deutsche Bank AG) (c)(e)	0.16%	03/01/29	500	500,000

Total Variable Rate Demand Notes (Cost $29,880,000)				29,880,000

Certificates of Deposit—9.99%
Diversified Banks—9.99%
Bank of Nova Scotia	0.25%	01/11/12	4,000	4,000,000
Sumitomo Mitsui Banking Corp.	0.27%	12/01/11	5,000	5,000,000
Svenska Handelsbanken A.B. (United Kingdom) (c)	0.45%	02/27/12	3,000	3,000,062
Toronto-Dominion Bank	0.26%	01/12/12	2,000	2,000,000

Total Certificates of Deposit (Cost $14,000,062)				14,000,062

TOTAL INVESTMENTS (excluding Repurchase Agreements)—91.65% (Cost $128,487,426)				128,487,426

			Repurchase
			Amount

Repurchase Agreements—8.43%(f)
RBC Capital Markets Corp., Joint agreement dated 09/30/11, aggregate maturing value of $500,002,083 (collateralized by U.S. Government Sponsored Agency obligations valued at $510,000,001; 2.46%-4.50%, 09/01/21-08/20/41) (Cost $11,823,983)	0.05%	10/03/11	11,824,032	11,823,983
TOTAL INVESTMENTS(g)(h)—100.08% (Cost $140,311,409)				140,311,409

OTHER ASSETS LESS LIABILITIES—(0.08)%				(107,332)

NET ASSETS—100.00%				$140,204,077

Investment Abbreviations:

CEP	—Credit Enhancement Provider

IDR	—Industrial Revenue Bonds

LOC	—Letter of Credit

RB	—Revenue Bonds

Ref.	—Refunding

RN	—Revenue Notes

VRD	—Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Money Market Fund

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2011 was $80,362,814, which represented 57.32% of the Fund’s Net Assets.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 12.8%; other countries less than 5% each: 9.6%.

(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2011.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(f)	Principal amount equals value at period end. See Note 1D.

(g)	Also represents cost for federal income tax purposes.

(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Wells Fargo Bank, N.A.	5.9%
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Money Market Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
Invesco V.I. Money Market Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Short-term Investments	$—	$140,311,409	$—	$140,311,409
Invesco V.I. Money Market Fund

Invesco V.I. S&P 500 Index Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2011

MS-VISPI-QTR-1 09/11	Invesco Advisers, Inc.

Schedule of Investments
September 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—99.33%(a)
Advertising—0.13%
Interpublic Group of Cos., Inc. (The)	4,497	$32,378
Omnicom Group Inc.	2,625	96,705

		129,083

Aerospace & Defense—2.67%
Boeing Co. (The)	6,963	421,331
General Dynamics Corp.	3,399	193,369
Goodrich Corp.	1,173	141,558
Honeywell International, Inc.	7,340	322,299
ITT Corp.	1,758	73,836
L-3 Communications Holdings, Inc.	1,003	62,156
Lockheed Martin Corp.	2,585	187,774
Northrop Grumman Corp.	2,630	137,181
Precision Castparts Corp.	1,352	210,182
Raytheon Co.	3,322	135,770
Rockwell Collins, Inc.	1,443	76,133
Textron Inc.	2,557	45,106
United Technologies Corp.	8,525	599,819

		2,606,514

Agricultural Products—0.16%
Archer-Daniels-Midland Co.	6,329	157,022

Air Freight & Logistics—1.00%
C.H. Robinson Worldwide, Inc.	1,548	105,992
Expeditors International of Washington, Inc.	1,992	80,776
FedEx Corp.	2,978	201,551
United Parcel Service, Inc. -Class B	9,210	581,611

		969,930

Airlines—0.06%
Southwest Airlines Co.	7,531	60,549

Aluminum—0.10%
Alcoa Inc.	9,999	95,690

Apparel Retail—0.52%
Abercrombie & Fitch Co. -Class A	826	50,848
Gap, Inc. (The)	3,296	53,527
Limited Brands, Inc.	2,352	90,575
Ross Stores, Inc.	1,098	86,402
TJX Cos., Inc. (The)	3,578	198,472
Urban Outfitters, Inc. (b)	1,112	24,820

		504,644

Apparel, Accessories & Luxury Goods—0.33%
Coach, Inc.	2,715	140,719
Polo Ralph Lauren Corp.	613	79,506
VF Corp.	823	100,011

		320,236

Application Software—0.58%
Adobe Systems Inc. (b)	4,658	112,584
Autodesk, Inc. (b)	2,150	59,727
Citrix Systems, Inc. (b)	1,778	96,954
Compuware Corp. (b)	2,084	15,964
Intuit Inc.	2,855	135,441
Salesforce.com, Inc. (b)	1,272	145,364

		566,034

Asset Management & Custody Banks—1.07%
Ameriprise Financial, Inc.	2,242	88,245
Bank of New York Mellon Corp. (The)	11,582	215,309
BlackRock, Inc.	948	140,314
Federated Investors, Inc. -Class B	860	15,076
Franklin Resources, Inc.	1,366	130,644
Invesco Ltd. (c)	4,283	66,429
Janus Capital Group Inc.	1,724	10,344
Legg Mason, Inc.	1,245	32,009
Northern Trust Corp.	2,264	79,195
State Street Corp.	4,769	153,371
T. Rowe Price Group Inc.	2,408	115,030

		1,045,966

Auto Parts & Equipment—0.17%
Johnson Controls, Inc.	6,352	167,502

Automobile Manufacturers—0.35%
Ford Motor Co. (b)	35,704	345,258

Automotive Retail—0.25%
AutoNation, Inc. (b)	470	15,407
AutoZone, Inc. (b)	276	88,097
CarMax, Inc. (b)	2,125	50,681
O’Reilly Automotive, Inc. (b)	1,291	86,019

		240,204

Biotechnology—1.33%
Amgen Inc.	8,675	476,692
Biogen Idec Inc. (b)	2,279	212,289
Celgene Corp. (b)	4,310	266,875
Cephalon Inc. (b)	740	59,718
Gilead Sciences, Inc. (b)	7,229	280,485

		1,296,059

Brewers—0.06%
Molson Coors Brewing Co. -Class B	1,548	61,316

Broadcasting—0.27%
CBS Corp. -Class B	6,293	128,252

See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

	Shares	Value

Broadcasting—(continued)
Discovery Communications, Inc. -Class A (b)	2,571	$96,721
Scripps Networks Interactive Inc. -Class A	937	34,828

		259,801

Building Products—0.03%
Masco Corp.	3,375	24,030

Cable & Satellite—1.08%
Cablevision Systems Corp. -Class A	2,140	33,662
Comcast Corp. -Class A	25,831	539,868
DIRECTV -Class A (b)	6,914	292,116
Time Warner Cable Inc.	3,055	191,457

		1,057,103

Casinos & Gaming—0.13%
International Game Technology	2,854	41,468
Wynn Resorts Ltd.	759	87,346

		128,814

Coal & Consumable Fuels—0.20%
Alpha Natural Resources, Inc. (b)	2,164	38,281
CONSOL Energy Inc.	2,130	72,271
Peabody Energy Corp.	2,561	86,767

		197,319

Commercial Printing—0.03%
R. R. Donnelley & Sons Co.	1,761	24,865

Communications Equipment—2.05%
Cisco Systems, Inc.	51,682	800,554
F5 Networks, Inc. (b)	766	54,424
Harris Corp.	1,142	39,022
JDS Uniphase Corp. (b)	2,180	21,735
Juniper Networks, Inc. (b)	5,034	86,887
Motorola Mobility Holdings Inc. (b)	2,485	93,883
Motorola Solutions, Inc.	2,836	118,829
QUALCOMM, Inc.	15,783	767,527
Tellabs, Inc.	3,460	14,843

		1,997,704

Computer & Electronics Retail—0.10%
Best Buy Co., Inc.	2,877	67,034
GameStop Corp. -Class A (b)	1,319	30,469

		97,503

Computer Hardware—4.06%
Apple, Inc. (b)	8,710	3,320,078
Dell Inc. (b)	14,571	206,179
Hewlett-Packard Co.	19,489	437,528

		3,963,785

Computer Storage & Peripherals—0.71%
EMC Corp. (b)	19,402	407,248
Lexmark International, Inc. -Class A (b)	763	20,624
NetApp, Inc. (b)	3,480	118,111
SanDisk Corp. (b)	2,254	90,949
Western Digital Corp. (b)	2,198	56,533

		693,465

Construction & Engineering—0.16%
Fluor Corp.	1,632	75,969
Jacobs Engineering Group, Inc. (b)	1,211	39,103
Quanta Services, Inc. (b)	2,016	37,881

		152,953

Construction & Farm Machinery & Heavy Trucks—1.05%
Caterpillar Inc.	6,069	448,135
Cummins Inc.	1,829	149,356
Deere & Co.	3,888	251,048
Joy Global Inc.	993	61,943
PACCAR Inc.	3,458	116,950

		1,027,432

Construction Materials—0.03%
Vulcan Materials Co.	1,233	33,981

Consumer Electronics—0.02%
Harman International Industries, Inc.	673	19,234

Consumer Finance—0.81%
American Express Co.	9,758	438,134
Capital One Financial Corp.	4,343	172,113
Discover Financial Services	5,091	116,788
SLM Corp.	4,886	60,831

		787,866

Data Processing & Outsourced Services—1.34%
Automatic Data Processing, Inc.	4,601	216,937
Computer Sciences Corp.	1,494	40,114
Fidelity National Information Services, Inc.	2,354	57,249
Fiserv, Inc. (b)	1,344	68,235
MasterCard, Inc. -Class A	1,002	317,794
Paychex, Inc.	3,061	80,719
Total System Services, Inc.	1,589	26,902
Visa Inc. -Class A	4,805	411,885
Western Union Co. (The)	5,953	91,021

		1,310,856

Department Stores—0.37%
JC Penney Co., Inc.	1,357	36,340
Kohl’s Corp.	2,659	130,557
Macy’s, Inc.	4,037	106,254
Nordstrom, Inc.	1,555	71,032
Sears Holdings Corp. (b)	365	20,995

		365,178

Distillers & Vintners—0.10%
Brown-Forman Corp. -Class B	958	67,194

See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

	Shares	Value

Distillers & Vintners—(continued)
Constellation Brands, Inc. -Class A (b)	1,720	$30,960

		98,154

Distributors—0.08%
Genuine Parts Co.	1,472	74,778

Diversified Banks—1.71%
Comerica, Inc.	1,919	44,079
U.S. Bancorp	18,049	424,874
Wells Fargo & Co.	49,611	1,196,617

		1,665,570

Diversified Chemicals—0.82%
Dow Chemical Co. (The)	11,098	249,261
E. I. du Pont de Nemours and Co.	8,760	350,137
Eastman Chemical Co.	666	45,641
FMC Corp.	672	46,476
PPG Industries, Inc.	1,479	104,506

		796,021

Diversified Metals & Mining—0.29%
Freeport-McMoRan Copper & Gold Inc.	8,897	270,914
Titanium Metals Corp.	806	12,074

		282,988

Diversified REIT’s—0.13%
Vornado Realty Trust	1,732	129,242

Diversified Support Services—0.09%
Cintas Corp.	1,076	30,279
Iron Mountain Inc.	1,917	60,615

		90,894

Drug Retail—0.72%
CVS Caremark Corp.	12,636	424,317
Walgreen Co.	8,494	279,368

		703,685

Education Services—0.07%
Apollo Group, Inc. -Class A (b)	1,173	46,463
DeVry, Inc.	595	21,991

		68,454

Electric Utilities—2.14%
American Electric Power Co., Inc.	4,558	173,295
Duke Energy Corp.	12,514	250,155
Edison International	3,082	117,887
Entergy Corp.	1,660	110,041
Exelon Corp.	6,226	265,290
FirstEnergy Corp.	3,929	176,451
NextEra Energy, Inc.	3,967	214,297
Northeast Utilities	1,661	55,893
Pepco Holdings, Inc.	2,163	40,924
Pinnacle West Capital Corp.	1,031	44,271
PPL Corp.	5,461	155,857
Progress Energy, Inc.	2,786	144,092
Southern Co.	8,041	340,697

		2,089,150

Electrical Components & Equipment—0.44%
Emerson Electric Co.	6,975	288,137
Rockwell Automation, Inc.	1,344	75,264
Roper Industries, Inc.	906	62,433

		425,834

Electronic Components—0.25%
Amphenol Corp. -Class A	1,614	65,803
Corning Inc.	14,762	182,458

		248,261

Electronic Equipment & Instruments—0.04%
FLIR Systems, Inc.	1,524	38,176

Electronic Manufacturing Services—0.06%
Jabil Circuit, Inc.	1,731	30,795
Molex, Inc.	1,266	25,788

		56,583

Environmental & Facilities Services—0.30%
Republic Services, Inc.	3,040	85,302
Stericycle, Inc. (b)	811	65,464
Waste Management, Inc.	4,435	144,404

		295,170

Fertilizers & Agricultural Chemicals—0.53%
CF Industries Holdings, Inc.	681	84,028
Monsanto Co.	5,023	301,581
Mosaic Co. (The)	2,601	127,371

		512,980

Food Distributors—0.15%
Sysco Corp.	5,569	144,237

Food Retail—0.30%
Kroger Co. (The)	5,703	125,238
Safeway, Inc.	3,313	55,095
SUPERVALU Inc.	2,031	13,527
Whole Foods Market, Inc.	1,481	96,724

		290,584

Footwear—0.31%
NIKE, Inc. -Class B	3,568	305,100

Gas Utilities—0.09%
Nicor Inc.	430	23,654
ONEOK, Inc.	983	64,918

		88,572

General Merchandise Stores—0.40%
Big Lots, Inc. (b)	622	21,664

See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

	Shares	Value

General Merchandise Stores—(continued)
Family Dollar Stores, Inc.	1,129	$57,421
Target Corp.	6,344	311,110

		390,195

Gold—0.30%
Newmont Mining Corp.	4,643	292,045

Health Care Distributors—0.44%
AmerisourceBergen Corp.	2,558	95,337
Cardinal Health, Inc.	3,237	135,565
McKesson Corp.	2,314	168,228
Patterson Cos. Inc.	879	25,166

		424,296

Health Care Equipment—1.86%
Baxter International Inc.	5,339	299,731
Becton, Dickinson and Co.	2,043	149,793
Boston Scientific Corp. (b)	14,382	84,998
C.R. Bard, Inc.	823	72,045
CareFusion Corp. (b)	2,134	51,109
Covidien PLC (Ireland)	4,636	204,448
Edwards Lifesciences Corp. (b)	1,080	76,982
Intuitive Surgical, Inc. (b)	366	133,327
Medtronic, Inc.	9,922	329,807
St. Jude Medical, Inc.	3,111	112,587
Stryker Corp.	3,101	146,150
Varian Medical Systems, Inc. (b)	1,119	58,367
Zimmer Holdings, Inc. (b)	1,809	96,782

		1,816,126

Health Care Facilities—0.02%
Tenet Healthcare Corp. (b)	4,499	18,581

Health Care Services—0.56%
DaVita, Inc. (b)	887	55,588
Express Scripts, Inc. (b)	4,587	170,040
Laboratory Corp. of America Holdings (b)	957	75,651
Medco Health Solutions, Inc. (b)	3,621	169,789
Quest Diagnostics Inc.	1,502	74,139

		545,207

Health Care Supplies—0.04%
DENTSPLY International Inc.	1,331	40,848

Health Care Technology—0.10%
Cerner Corp. (b)	1,368	93,735

Home Entertainment Software—0.06%
Electronic Arts Inc. (b)	3,096	63,313

Home Furnishings—0.03%
Leggett & Platt, Inc.	1,366	27,033

Home Improvement Retail—0.73%
Home Depot, Inc. (The)	14,698	483,123
Lowe’s Cos., Inc.	11,843	229,044

		712,167

Homebuilding—0.06%
D.R. Horton, Inc.	2,593	23,441
Lennar Corp. -Class A	1,489	20,161
Pulte Group, Inc. (b)	3,121	12,328

		55,930

Homefurnishing Retail—0.14%
Bed Bath & Beyond Inc. (b)	2,299	131,756

Hotels, Resorts & Cruise Lines—0.33%
Carnival Corp.	4,344	131,623
Marriott International Inc. -Class A	2,652	72,241
Starwood Hotels & Resorts Worldwide, Inc.	1,825	70,847
Wyndham Worldwide Corp.	1,538	43,848

		318,559

Household Appliances—0.04%
Whirlpool Corp.	734	36,634

Household Products—2.44%
Clorox Co. (The)	1,249	82,846
Colgate-Palmolive Co.	4,571	405,356
Kimberly-Clark Corp.	3,680	261,317
Procter & Gamble Co. (The)	25,818	1,631,181

		2,380,700

Housewares & Specialties—0.11%
Fortune Brands, Inc.	1,458	78,849
Newell Rubbermaid Inc.	2,689	31,918

		110,767

Human Resource & Employment Services—0.03%
Robert Half International, Inc.	1,389	29,475
Hypermarkets & Super Centers—1.22%
Costco Wholesale Corp.	4,113	337,760
Wal-Mart Stores, Inc.	16,516	857,180

		1,194,940

Independent Power Producers & Energy Traders—0.19%
AES Corp. (The) (b)	6,174	60,258
Constellation Energy Group Inc.	1,899	72,276
NRG Energy, Inc. (b)	2,292	48,614

		181,148

Industrial Conglomerates—2.46%
3M Co.	6,666	478,552
Danaher Corp.	5,346	224,211
General Electric Co. (d)	99,605	1,517,980
Tyco International Ltd.	4,363	177,793

		2,398,536

Industrial Gases—0.47%
Air Products & Chemicals, Inc.	2,002	152,893

See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

	Shares	Value

Industrial Gases—(continued)
Airgas, Inc.	639	$40,781
Praxair, Inc.	2,838	265,296

		458,970

Industrial Machinery—0.78%
Dover Corp.	1,747	81,410
Eaton Corp.	3,228	114,594
Flowserve Corp.	537	39,738
Illinois Tool Works Inc.	4,617	192,067
Ingersoll-Rand PLC (Ireland)	3,134	88,034
Pall Corp.	1,098	46,555
Parker Hannifin Corp.	1,473	92,991
Snap-On, Inc.	549	24,376
Stanley Black & Decker Inc.	1,590	78,069

		757,834

Industrial REIT’s—0.11%
Prologis, Inc.	4,274	103,645

Insurance Brokers—0.27%
Aon Corp.	3,069	128,837
Marsh & McLennan Cos., Inc.	5,077	134,743

		263,580

Integrated Oil & Gas—6.82%
Chevron Corp.	18,820	1,741,226
ConocoPhillips	12,900	816,828
Exxon Mobil Corp.	45,686	3,318,174
Hess Corp.	2,860	150,036
Murphy Oil Corp.	1,830	80,813
Occidental Petroleum Corp.	7,636	545,974

		6,653,051

Integrated Telecommunication Services—2.94%
AT&T Inc.	55,683	1,588,079
CenturyLink Inc.	5,792	191,831
Frontier Communications Corp.	9,350	57,129
Verizon Communications Inc.	26,597	978,770
Windstream Corp.	4,761	55,513

		2,871,322

Internet Retail—1.08%
Amazon.com, Inc. (b)	3,412	737,777
Expedia, Inc.	1,823	46,942
Netflix Inc. (b)	499	56,467
Priceline.com Inc. (b)	467	209,898

		1,051,084

Internet Software & Services—1.82%
Akamai Technologies, Inc. (b)	1,686	33,518
eBay Inc. (b)	10,777	317,814
Google, Inc. -Class A (b)	2,365	1,216,509
Monster Worldwide, Inc. (b)	1,203	8,637
VeriSign, Inc. (b)	1,580	45,204
Yahoo! Inc. (b)	11,863	156,117

		1,777,799

Investment Banking & Brokerage—0.79%
Charles Schwab Corp. (The)	10,127	114,131
E*TRADE Financial Corp. (b)	2,389	21,764
Goldman Sachs Group, Inc. (The)	4,751	449,207
Morgan Stanley	13,948	188,298

		773,400

IT Consulting & Other Services—2.64%
Accenture PLC -Class A (Ireland)	6,054	318,925
Cognizant Technology Solutions Corp. -Class A (b)	2,852	178,820
International Business Machines Corp.	11,221	1,964,012
SAIC, Inc. (b)	2,567	30,316
Teradata Corp. (b)	1,597	85,487

		2,577,560

Leisure Products—0.12%
Hasbro, Inc.	1,148	37,436
Mattel, Inc.	3,219	83,340

		120,776

Life & Health Insurance—0.87%
Aflac, Inc.	4,389	153,395
Lincoln National Corp.	2,949	46,093
MetLife, Inc.	9,936	278,307
Principal Financial Group, Inc.	2,945	66,763
Prudential Financial, Inc.	4,566	213,963
Torchmark Corp.	993	34,616
Unum Group	2,857	59,883

		853,020

Life Sciences Tools & Services—0.45%
Agilent Technologies, Inc. (b)	3,293	102,906
Life Technologies Corp. (b)	1,707	65,600
PerkinElmer, Inc.	1,105	21,227
Thermo Fisher Scientific, Inc. (b)	3,587	181,646
Waters Corp. (b)	866	65,374

		436,753

Managed Health Care—1.10%
Aetna Inc.	3,502	127,298
CIGNA Corp.	2,559	107,324
Coventry Health Care, Inc. (b)	1,428	41,141
Humana Inc.	1,566	113,895
UnitedHealth Group, Inc.	10,111	466,319
WellPoint, Inc.	3,388	221,169

		1,077,146

Metal & Glass Containers—0.07%
Ball Corp.	1,553	48,174
Owens-Illinois, Inc. (b)	1,515	22,907

		71,081

Motorcycle Manufacturers—0.08%
Harley-Davidson, Inc.	2,234	76,693

See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

	Shares	Value

Movies & Entertainment—1.40%
News Corp. -Class A	21,474	$332,203
Time Warner Inc.	9,816	294,185
Viacom Inc. -Class B	5,398	209,119
Walt Disney Co. (The)	17,438	525,930

		1,361,437

Multi-Line Insurance—0.33%
American International Group, Inc. (b)	4,109	90,192
Assurant, Inc.	887	31,755
Genworth Financial Inc. -Class A (b)	4,642	26,645
Hartford Financial Services Group, Inc. (The)	4,234	68,337
Loews Corp.	2,923	100,990

		317,919

Multi-Sector Holdings—0.04%
Leucadia National Corp.	1,861	42,207

Multi-Utilities—1.53%
Ameren Corp.	2,303	68,560
CenterPoint Energy, Inc.	4,000	78,480
CMS Energy Corp.	2,393	47,357
Consolidated Edison, Inc.	2,767	157,774
Dominion Resources, Inc.	5,348	271,518
DTE Energy Co.	1,590	77,942
Integrys Energy Group, Inc.	743	36,125
NiSource Inc.	2,604	55,674
PG&E Corp.	3,778	159,847
Public Service Enterprise Group Inc.	4,752	158,574
SCANA Corp.	1,081	43,726
Sempra Energy	2,264	116,596
TECO Energy, Inc.	2,051	35,134
Wisconsin Energy Corp.	2,211	69,182
Xcel Energy, Inc.	4,569	112,809

		1,489,298

Office Electronics—0.09%
Xerox Corp.	13,187	91,913

Office REIT’s—0.13%
Boston Properties, Inc.	1,379	122,869

Office Services & Supplies—0.06%
Avery Dennison Corp.	1,017	25,506
Pitney Bowes Inc.	1,876	35,269

		60,775

Oil & Gas Drilling—0.22%
Diamond Offshore Drilling, Inc.	657	35,964
Helmerich & Payne, Inc.	1,006	40,844
Nabors Industries Ltd. (b)	2,752	33,740
Noble Corp.	2,370	69,559
Rowan Cos., Inc. (b)	1,205	36,379

		216,486

Oil & Gas Equipment & Services—1.63%
Baker Hughes Inc.	4,098	189,164
Cameron International Corp. (b)	2,317	96,248
FMC Technologies, Inc. (b)	2,256	84,826
Halliburton Co.	8,629	263,357
National Oilwell Varco Inc.	3,980	203,855
Schlumberger Ltd.	12,679	757,317

		1,594,767

Oil & Gas Exploration & Production—2.00%
Anadarko Petroleum Corp.	4,676	294,822
Apache Corp.	3,606	289,345
Cabot Oil & Gas Corp.	988	61,167
Chesapeake Energy Corp.	6,194	158,257
Denbury Resources, Inc. (b)	3,828	44,022
Devon Energy Corp.	3,913	216,937
EOG Resources, Inc.	2,523	179,158
EQT Corp.	1,413	75,398
Marathon Oil Corp.	6,677	144,090
Newfield Exploration Co. (b)	1,263	50,128
Noble Energy, Inc.	1,669	118,165
Pioneer Natural Resources Co.	1,097	72,150
QEP Resources Inc.	1,661	44,963
Range Resources Corp.	1,512	88,391
Southwestern Energy Co. (b)	3,291	109,689

		1,946,682

Oil & Gas Refining & Marketing—0.25%
Marathon Petroleum Corp.	3,368	91,138
Sunoco, Inc.	1,014	31,444
Tesoro Corp. (b)	1,386	26,986
Valero Energy Corp.	5,426	96,474

		246,042

Oil & Gas Storage & Transportation—0.42%
El Paso Corp.	7,276	127,184
Spectra Energy Corp.	6,104	149,731
Williams Cos., Inc. (The)	5,496	133,773

		410,688

Other Diversified Financial Services—2.45%
Bank of America Corp.	95,226	582,783
Citigroup, Inc.	27,418	702,449
JPMorgan Chase & Co.	36,636	1,103,477

		2,388,709

Packaged Foods & Meats—1.81%
Campbell Soup Co.	1,688	54,641
ConAgra Foods, Inc.	3,939	95,403
Dean Foods Co. (b)	1,770	15,700
General Mills, Inc.	6,074	233,667
H.J. Heinz Co.	3,016	152,248
Hershey Co. (The)	1,464	86,727
Hormel Foods Corp.	1,326	35,828
J M Smucker Co. (The)	1,081	78,794
Kellogg Co.	2,346	124,784
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

	Shares	Value

Packaged Foods & Meats—(continued)
Kraft Foods Inc. -Class A	16,594	$557,226
McCormick & Co., Inc.	1,265	58,392
Mead Johnson Nutrition Co.	1,916	131,878
Sara Lee Corp.	5,585	91,315
Tyson Foods, Inc. -Class A	2,737	47,514

		1,764,117

Paper Packaging—0.05%
Bemis Co., Inc.	971	28,460
Sealed Air Corp.	1,502	25,083

		53,543

Paper Products—0.14%
International Paper Co.	4,136	96,162
MeadWestvaco Corp.	1,635	40,156

		136,318

Personal Products—0.18%
Avon Products, Inc.	4,068	79,733
Estee Lauder Cos. Inc. (The) -Class A	1,062	93,286

		173,019

Pharmaceuticals—6.16%
Abbott Laboratories	14,625	747,923
Allergan, Inc.	2,889	237,996
Bristol-Myers Squibb Co.	16,027	502,927
Eli Lilly and Co.	9,570	353,803
Forest Laboratories, Inc. (b)	2,608	80,300
Hospira, Inc. (b)	1,548	57,276
Johnson & Johnson	25,748	1,640,405
Merck & Co., Inc.	28,948	946,889
Mylan Inc. (b)	4,049	68,833
Pfizer Inc.	73,311	1,296,138
Watson Pharmaceuticals, Inc. (b)	1,196	81,627

		6,014,117

Property & Casualty Insurance—2.09%
ACE Ltd. (Switzerland)	3,175	192,405
Allstate Corp. (The)	4,832	114,470
Berkshire Hathaway Inc. -Class B (b)	16,524	1,173,865
Chubb Corp. (The)	2,686	161,133
Cincinnati Financial Corp.	1,532	40,337
Progressive Corp. (The)	5,955	105,761
Travelers Cos., Inc. (The)	3,934	191,704
XL Group PLC (Ireland)	3,106	58,393

		2,038,068

Publishing—0.16%
Gannett Co., Inc.	2,240	21,347
McGraw-Hill Cos., Inc. (The)	2,830	116,030
Washington Post Co. (The) -Class B	47	15,368

		152,745

Railroads—0.79%
CSX Corp.	10,291	192,133
Norfolk Southern Corp.	3,267	199,352
Union Pacific Corp.	4,586	374,539

		766,024

Real Estate Services—0.04%
CB Richard Ellis Group, Inc. -Class A (b)	3,088	41,564

Regional Banks—0.83%
BB&T Corp.	6,549	139,690
Fifth Third Bancorp	8,632	87,183
First Horizon National Corp.	2,427	14,465
Huntington Bancshares Inc.	8,094	38,851
KeyCorp	8,945	53,044
M&T Bank Corp.	1,187	82,971
PNC Financial Services Group, Inc.	4,944	238,252
Regions Financial Corp.	11,827	39,384
SunTrust Banks, Inc.	5,097	91,491
Zions Bancorp.	1,765	24,834

		810,165

Research & Consulting Services—0.07%
Dun & Bradstreet Corp. (The)	461	28,241
Equifax Inc.	1,175	36,119

		64,360

Residential REIT’s—0.28%
Apartment Investment & Management Co. -Class A	1,141	25,239
AvalonBay Communities, Inc.	883	100,706
Equity Residential	2,785	144,458

		270,403

Restaurants—1.51%
Chipotle Mexican Grill, Inc. (b)	297	89,976
Darden Restaurants, Inc.	1,278	54,634
McDonald’s Corp.	9,694	851,327
Starbucks Corp.	6,985	260,471
Yum! Brands, Inc.	4,363	215,489

		1,471,897

Retail REIT’s—0.37%
Kimco Realty Corp.	3,798	57,084
Simon Property Group, Inc.	2,758	303,325

		360,409

Semiconductor Equipment—0.24%
Applied Materials, Inc.	12,362	127,947
KLA-Tencor Corp.	1,586	60,712
MEMC Electronic Materials, Inc. (b)	2,213	11,596
Novellus Systems, Inc. (b)	658	17,937
Teradyne, Inc. (b)	1,750	19,267

		237,459

Semiconductors—2.12%
Advanced Micro Devices, Inc. (b)	5,491	27,894
Altera Corp.	3,044	95,977
Analog Devices, Inc.	2,813	87,906
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

	Shares	Value
Semiconductors—(continued)
Broadcom Corp. -Class A (b)	4,524	$150,604
First Solar, Inc. (b)	557	35,208
Intel Corp.	49,340	1,052,422
Linear Technology Corp.	2,175	60,139
LSI Corp. (b)	5,420	28,076
Microchip Technology, Inc.	1,819	56,589
Micron Technology, Inc. (b)	9,429	47,522
NVIDIA Corp. (b)	5,638	70,475
Texas Instruments Inc.	10,855	289,286
Xilinx, Inc.	2,490	68,326

		2,070,424

Soft Drinks—2.60%
Coca-Cola Co. (The)	21,574	1,457,539
Coca-Cola Enterprises, Inc.	2,963	73,719
Dr. Pepper Snapple Group, Inc.	2,061	79,926
PepsiCo, Inc.	14,870	920,453

		2,531,637

Specialized Consumer Services—0.04%
H&R Block, Inc.	2,915	38,799

Specialized Finance—0.39%
CME Group Inc.	627	154,493
IntercontinentalExchange Inc. (b)	695	82,191
Moody’s Corp.	1,893	57,642
NASDAQ OMX Group, Inc. (The) (b)	1,211	28,022
NYSE Euronext	2,476	57,542

		379,890

Specialized REIT’s—0.72%
HCP, Inc.	3,842	134,700
Health Care REIT, Inc.	1,672	78,250
Host Hotels & Resorts Inc.	6,602	72,226
Plum Creek Timber Co., Inc.	1,521	52,794
Public Storage	1,330	148,095
Ventas, Inc.	2,720	134,368
Weyerhaeuser Co.	5,100	79,305

		699,738

Specialty Chemicals—0.29%
Ecolab Inc.	2,179	106,531
International Flavors & Fragrances Inc.	767	43,121
Sherwin-Williams Co. (The)	843	62,652
Sigma-Aldrich Corp.	1,163	71,862

		284,166

Specialty Stores—0.16%
Staples, Inc.	6,635	88,246
Tiffany & Co.	1,194	72,619

		160,865

Steel—0.25%
AK Steel Holding Corp.	1,010	6,605
Allegheny Technologies, Inc.	1,022	37,804
Cliffs Natural Resources Inc.	1,387	70,973
Nucor Corp.	2,990	94,603
United States Steel Corp.	1,385	30,484

		240,469

Systems Software—3.21%
BMC Software, Inc. (b)	1,648	63,547
CA, Inc.	3,519	68,304
Microsoft Corp.	70,065	1,743,918
Oracle Corp.	37,126	1,067,001
Red Hat, Inc. (b)	1,826	77,167
Symantec Corp. (b)	7,038	114,719

		3,134,656

Thrifts & Mortgage Finance—0.07%
Hudson City Bancorp, Inc.	4,999	28,295
People’s United Financial Inc.	3,523	40,162

		68,457

Tires & Rubber—0.02%
Goodyear Tire & Rubber Co. (The) (b)	2,297	23,177

Tobacco—1.86%
Altria Group, Inc.	19,462	521,776
Lorillard, Inc.	1,299	143,799
Philip Morris International Inc.	16,504	1,029,520
Reynolds American Inc.	3,198	119,861

		1,814,956

Trading Companies & Distributors—0.18%
Fastenal Co.	2,772	92,252
W.W. Grainger, Inc.	577	86,285

		178,537

Trucking—0.02%
Ryder System, Inc.	506	18,980

Wireless Telecommunication Services—0.32%
American Tower Corp. -Class A (b)	3,717	199,975
MetroPCS Communications, Inc. (b)	2,785	24,257
Sprint Nextel Corp. (b)	28,136	85,533

		309,765

Total Common Stocks & Other Equity Interests (Cost $69,465,469)		96,896,550

Money Market Funds—1.00%
Liquid Assets Portfolio — Institutional Class (e)	491,009	491,009
Premier Portfolio — Institutional Class (e)	491,008	491,008

Total Money Market Funds (Cost $982,017)		982,017

See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

	Shares	Value
TOTAL INVESTMENTS—100.33% (Cost $70,447,486)		97,878,567

OTHER ASSETS LESS LIABILITIES—(0.33)%		(324,734)

NET ASSETS—100%		$97,553,833

Investment Abbreviations:

REIT	— Real Estate Investment Trust
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Affiliated company during the period. The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 3.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 4.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco V.I. S&P 500 Index Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

E.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority
Invesco V.I. S&P 500 Index Fund

to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$97,878,567	$—	$—	$97,878,567
Futures*	(41,893)	—	—	(41,893)

Total Investments	$97,836,674	$—	$—	$97,836,674

*	Unrealized appreciation (depreciation).
NOTE 3 — Investment in Affiliate
The Fund’s Adviser is a Subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in and earnings from investments in Invesco Ltd. for the nine months ended September 30, 2011.

Change in
	Value			Unrealized		Value
	December	Purchases at	Proceeds	Appreciation	Realized	September	Dividend
	31, 2010	Cost	from Sales	(Depreciation)	Gain (Loss)	30, 2011	Income

Invesco Ltd.	$120,733	$2,350	$(19,431)	$(35,107)	$(2,116)	$66,429	$1,633
NOTE 4 — Derivative Instruments

Open Futures Contracts
				Unrealized
	Number of	Month/	Notional	Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

S&P 500 E-Mini	19	December-2011/Long	$1,069,700	$(41,893)
NOTE 5 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2011 was $3,419,883 and $20,278,238, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Invesco V.I. S&P 500 Index Fund

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$31,455,543
Aggregate unrealized (depreciation) of investment securities	(9,559,123)

Net unrealized appreciation of investment securities	$21,896,420

Cost of investments for tax purposes is $75,982,147
Invesco V.I. S&P 500 Index Fund

Invesco V.I. Select Dimenisons
Equally-Weighted S&P 500 Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2011

MS-VISDEWSP-QTR-1 09/11	Invesco Advisers, Inc.

Schedule of Investments (a)
September 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—99.02%
Advertising—0.40%
Interpublic Group of Cos., Inc. (The)	19,740	$142,128
Omnicom Group, Inc.	3,945	145,334

		287,462

Aerospace & Defense—2.73%
Boeing Co. (The)	2,403	145,406
General Dynamics Corp.	2,592	147,459
Goodrich Corp.	1,691	204,070
Honeywell International, Inc.	3,333	146,352
ITT Corp.	3,496	146,832
L-3 Communications Holdings, Inc.	2,338	144,886
Lockheed Martin Corp.	2,066	150,074
Northrop Grumman Corp.	2,865	149,438
Precision Castparts Corp.	915	142,246
Raytheon Co.	3,729	152,404
Rockwell Collins, Inc.	2,795	147,464
Textron, Inc.	8,434	148,776
United Technologies Corp.	2,080	146,349

		1,971,756

Agricultural Products—0.19%
Archer-Daniels-Midland Co. (b)	5,460	135,463

Air Freight & Logistics—0.81%
C.H. Robinson Worldwide, Inc.	2,233	152,893
Expeditors International of Washington, Inc.	3,543	143,669
FedEx Corp.	2,056	139,150
United Parcel Service, Inc. -Class B	2,358	148,908

		584,620

Airlines—0.19%
Southwest Airlines Co.	17,517	140,837

Aluminum—0.17%
Alcoa Inc.	13,127	125,625

Apparel Retail—1.23%
Abercrombie & Fitch Co. -Class A	2,306	141,957
Gap, Inc. (The)	9,220	149,733
Limited Brands, Inc.	3,900	150,189
Ross Stores, Inc.	1,947	153,209
TJX Cos., Inc. (The)	2,744	152,210
Urban Outfitters, Inc. (c)	6,310	140,839

		888,137

Apparel, Accessories & Luxury Goods—0.59%
Coach, Inc.	2,641	136,883
Polo Ralph Lauren Corp.	1,065	138,131
VF Corp.	1,260	153,115

		428,129

Application Software—1.20%
Adobe Systems, Inc. (c)	6,137	148,331
Autodesk, Inc. (c)	5,335	148,206
Citrix Systems, Inc. (c)	2,697	147,068
Compuware Corp. (c)	18,529	141,932
Intuit, Inc. (c)	3,186	151,144
Salesforce.com, Inc. (c)	1,149	131,308

		867,989

Asset Management & Custody Banks—2.13%
Ameriprise Financial, Inc.	3,485	137,170
Bank of New York Mellon Corp. (The)	7,428	138,086
BlackRock, Inc.	975	144,310
Federated Investors, Inc. -Class B	8,852	155,176
Franklin Resources, Inc.	1,316	125,862
Invesco Ltd. (d)	8,416	130,532
Janus Capital Group Inc.	22,707	136,242
Legg Mason, Inc.	5,420	139,348
Northern Trust Corp.	4,246	148,525
State Street Corp.	4,563	146,746
T. Rowe Price Group, Inc.	2,962	141,495

		1,543,492

Auto Parts & Equipment—0.19%
Johnson Controls, Inc.	5,204	137,229

Automobile Manufacturers—0.20%
Ford Motor Co. (c)	14,795	143,068

Automotive Retail—0.78%
AutoNation, Inc. (c)	4,214	138,135
AutoZone, Inc. (c)	473	150,977
CarMax, Inc. (c)	5,316	126,787
O’Reilly Automotive, Inc. (c)	2,207	147,052

		562,951

Biotechnology—1.06%
Amgen Inc.	2,770	152,212
Biogen Idec, Inc. (c)	1,557	145,035
Celgene Corp. (c)	2,574	159,382
Cephalon Inc. (c)	1,936	156,235
Gilead Sciences, Inc. (c)	3,888	150,854

		763,718

Brewers—0.20%
Molson Coors Brewing Co. -Class B	3,670	145,369

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Broadcasting—0.57%
CBS Corp. -Class B	6,467	$131,798
Discovery Communications, Inc. -Class A (c)	3,912	147,169
Scripps Networks Interactive Inc. -Class A	3,677	136,674

		415,641

Building Products—0.19%
Masco Corp.	19,715	140,371

Cable & Satellite—0.81%
Cablevision Systems Corp. -Class A	8,797	138,377
Comcast Corp. -Class A	6,838	142,914
DIRECTV -Class A (c)	3,595	151,889
Time Warner Cable Inc.	2,393	149,969

		583,149

Casinos & Gaming—0.37%
International Game Technology	10,249	148,918
Wynn Resorts Ltd.	1,032	118,763

		267,681

Coal & Consumable Fuels—0.46%
Alpha Natural Resources, Inc. (c)	5,245	92,784
CONSOL Energy Inc.	3,647	123,743
Peabody Energy Corp.	3,408	115,463

		331,990

Commercial Printing—0.21%
R. R. Donnelley & Sons Co.	10,509	148,387

Communications Equipment—1.74%
Cisco Systems, Inc.	9,453	146,427
F5 Networks, Inc. (c)	1,876	133,290
Harris Corp.	3,858	131,828
JDS Uniphase Corp. (c)	11,858	118,224
Juniper Networks, Inc. (c)	7,797	134,576
Motorola Mobility Holdings, Inc. (c)	4,151	156,825
Motorola Solutions, Inc.	3,505	146,860
QUALCOMM, Inc.	2,916	141,805
Tellabs, Inc.	35,074	150,467

		1,260,302

Computer & Electronics Retail—0.40%
Best Buy Co., Inc.	6,159	143,505
GameStop Corp. -Class A (c)	6,312	145,807

		289,312

Computer Hardware—0.62%
Apple Inc. (c)	392	149,423
Dell Inc. (c)	10,337	146,268
Hewlett-Packard Co.	6,664	149,607

		445,298

Computer Storage & Peripherals—0.97%
EMC Corp. (c)	6,893	144,684
Lexmark International, Inc. -Class A (c)	4,989	134,853
NetApp, Inc. (c)	4,157	141,089
SanDisk Corp. (c)	3,673	148,205
Western Digital Corp. (c)	5,225	134,387

		703,218

Construction & Engineering—0.58%
Fluor Corp.	2,594	120,750
Jacobs Engineering Group, Inc. (c)	4,299	138,815
Quanta Services, Inc. (c)	8,344	156,784

		416,349

Construction & Farm Machinery & Heavy Trucks—0.91%
Caterpillar, Inc.	1,828	134,980
Cummins, Inc.	1,605	131,064
Deere & Co.	2,013	129,979
Joy Global, Inc.	1,929	120,331
PACCAR , Inc.	4,123	139,440

		655,794

Construction Materials—0.18%
Vulcan Materials Co.	4,734	130,469

Consumer Electronics—0.18%
Harman International Industries, Inc.	4,630	132,325

Consumer Finance—0.78%
American Express Co.	3,134	140,717
Capital One Financial Corp.	3,656	144,887
Discover Financial Services	5,912	135,621
SLM Corp.	11,656	145,117

		566,342

Data Processing & Outsourced Services—1.82%
Automatic Data Processing, Inc.	3,095	145,929
Computer Sciences Corp.	5,335	143,245
Fidelity National Information Services, Inc.	5,903	143,561
Fiserv, Inc. (c)	2,883	146,370
MasterCard, Inc. -Class A	452	143,356
Paychex, Inc.	5,776	152,313
Total System Services, Inc.	8,591	145,446
Visa, Inc. -Class A	1,729	148,210
Western Union Co. (The)	9,534	145,775

		1,314,205

Department Stores—1.05%
JC Penney Co., Inc.	5,583	149,513
Kohl’s Corp.	3,307	162,374
Macy’s, Inc.	5,637	148,366
Nordstrom, Inc.	3,280	149,830
Sears Holdings Corp. (c)	2,572	147,941

		758,024

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Distillers & Vintners—0.42%
Brown-Forman Corp. -Class B	2,228	$156,272
Constellation Brands, Inc. -Class A (c)	8,208	147,744

		304,016

Distributors—0.21%
Genuine Parts Co.	2,971	150,927

Diversified Banks—0.62%
Comerica, Inc.	6,284	144,343
U.S. Bancorp	6,501	153,034
Wells Fargo & Co.	6,279	151,449

		448,826

Diversified Chemicals—0.94%
Dow Chemical Co. (The)	5,523	124,047
E. I. du Pont de Nemours and Co.	3,333	133,220
Eastman Chemical Co.	2,060	141,172
FMC Corp.	2,034	140,671
PPG Industries, Inc.	1,997	141,108

		680,218

Diversified Metals & Mining—0.36%
Freeport-McMoRan Copper & Gold Inc.	3,778	115,040
Titanium Metals Corp.	9,796	146,744

		261,784

Diversified REIT’s—0.19%
Vornado Realty Trust	1,826	136,256

Diversified Support Services—0.40%
Cintas Corp.	4,989	140,390
Iron Mountain Inc.	4,664	147,476

		287,866

Drug Retail—0.39%
CVS Caremark Corp.	4,337	145,636
Walgreen Co.	4,250	139,783

		285,419

Education Services—0.37%
Apollo Group, Inc. -Class A (c)	3,324	131,664
DeVry, Inc.	3,764	139,117

		270,781

Electric Utilities—2.81%
American Electric Power Co., Inc.	4,187	159,190
Duke Energy Corp.	8,028	160,480
Edison International	4,160	159,120
Entergy Corp.	2,395	158,764
Exelon Corp.	3,618	154,163
FirstEnergy Corp.	3,457	155,254
NextEra Energy, Inc.	2,842	153,525
Northeast Utilities	4,560	153,444
Pepco Holdings, Inc.	8,187	154,898
Pinnacle West Capital Corp.	3,553	152,566
PPL Corp.	5,455	155,685
Progress Energy, Inc.	3,103	160,487
Southern Co.	3,689	156,303

		2,033,879

Electrical Components & Equipment—0.60%
Emerson Electric Co.	3,434	141,858
Rockwell Automation, Inc.	2,641	147,896
Roper Industries, Inc.	2,067	142,437

		432,191

Electronic Components—0.39%
Amphenol Corp. -Class A	3,534	144,081
Corning, Inc.	11,271	139,310

		283,391

Electronic Equipment & Instruments—0.19%
FLIR Systems, Inc.	5,622	140,831

Electronic Manufacturing Services—0.42%
Jabil Circuit, Inc.	8,897	158,278
Molex, Inc.	7,200	146,664

		304,942

Environmental & Facilities Services—0.64%
Republic Services, Inc.	5,418	152,029
Stericycle, Inc. (c)	1,871	151,027
Waste Management, Inc.	4,908	159,805

		462,861

Fertilizers & Agricultural Chemicals—0.52%
CF Industries Holdings, Inc.	896	110,558
Monsanto Co.	2,251	135,150
Mosaic Co. (The)	2,730	133,688

		379,396

Food Distributors—0.20%
Sysco Corp.	5,708	147,837

Food Retail—0.81%
Kroger Co. (The)	6,990	153,500
Safeway, Inc.	8,877	147,625
SUPERVALU Inc.	20,433	136,084
Whole Foods Market, Inc.	2,274	148,515

		585,724

Footwear—0.21%
NIKE, Inc. -Class B	1,749	149,557

Gas Utilities—0.43%
Nicor, Inc.	2,844	156,448
Oneok, Inc.	2,300	151,892

		308,340

General Merchandise Stores—0.63%
Big Lots, Inc. (c)	4,679	162,970
Family Dollar Stores, Inc.	2,940	149,528
Target Corp.	2,983	146,286

		458,784

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Gold—0.21%
Newmont Mining Corp.	2,390	$150,331

Health Care Distributors—0.84%
AmerisourceBergen Corp.	3,996	148,931
Cardinal Health, Inc.	3,644	152,611
McKesson Corp.	2,049	148,962
Patterson Cos. Inc.	5,577	159,669

		610,173

Health Care Equipment—2.64%
Baxter International Inc.	2,772	155,620
Becton, Dickinson and Co.	2,033	149,060
Boston Scientific Corp. (c)	24,063	142,212
C.R. Bard, Inc.	1,714	150,043
CareFusion Corp. (c)	6,338	151,795
Covidien PLC (Ireland)	3,248	143,237
Edwards Lifesciences Corp. (c)	2,035	145,055
Intuitive Surgical, Inc. (c)	402	146,441
Medtronic, Inc.	4,461	148,284
St. Jude Medical, Inc.	3,606	130,501
Stryker Corp.	3,184	150,062
Varian Medical Systems, Inc. (c)	2,915	152,046
Zimmer Holdings, Inc. (c)	2,759	147,606

		1,911,962

Health Care Facilities—0.19%
Tenet Healthcare Corp. (c)	32,804	135,481

Health Care Services—1.01%
DaVita, Inc. (c)	2,153	134,929
Express Scripts, Inc. (c)	3,805	141,051
Laboratory Corp. of America Holdings (c)	1,883	148,851
Medco Health Solutions, Inc. (c)	3,126	146,578
Quest Diagnostics, Inc.	3,200	157,952

		729,361

Health Care Supplies—0.19%
DENTSPLY International Inc.	4,551	139,670

Health Care Technology—0.22%
Cerner Corp. (c)	2,316	158,692

Home Entertainment Software—0.19%
Electronic Arts Inc. (c)	6,817	139,408

Home Furnishings—0.20%
Leggett & Platt, Inc.	7,282	144,111

Home Improvement Retail—0.41%
Home Depot, Inc. (The)	4,539	149,197
Lowe’s Cos., Inc.	7,709	149,092

		298,289

Homebuilding—0.61%
D.R. Horton, Inc.	16,282	147,189
Lennar Corp. -Class A	11,386	154,166
Pulte Group, Inc. (c)	35,231	139,163

		440,518

Homefurnishing Retail—0.21%
Bed Bath & Beyond Inc. (c)	2,621	150,209

Hotels, Resorts & Cruise Lines—0.78%
Carnival Corp.	4,686	141,986
Marriott International Inc. -Class A	5,350	145,734
Starwood Hotels & Resorts Worldwide, Inc.	3,455	134,123
Wyndham Worldwide Corp.	4,887	139,328

		561,171

Household Appliances—0.20%
Whirlpool Corp.	2,931	146,286

Household Products—0.85%
Clorox Co. (The)	2,261	149,972
Colgate-Palmolive Co.	1,677	148,716
Kimberly-Clark Corp.	2,250	159,773
Procter & Gamble Co. (The)	2,442	154,286

		612,747

Housewares & Specialties—0.40%
Fortune Brands, Inc.	2,728	147,530
Newell Rubbermaid, Inc.	12,096	143,580

		291,110

Human Resource & Employment Services—0.20%
Robert Half International, Inc.	6,911	146,651

Hypermarkets & Super Centers—0.43%
Costco Wholesale Corp.	1,864	153,072
Wal-Mart Stores, Inc.	2,984	154,869

		307,941

Independent Power Producers & Energy Traders—0.60%
AES Corp. (The) (c)	14,206	138,650
Constellation Energy Group Inc.	4,016	152,849
NRG Energy, Inc. (c)	6,690	141,895

		433,394

Industrial Conglomerates—0.80%
3M Co.	1,950	139,991
Danaher Corp.	3,419	143,393
General Electric Co.	9,622	146,639
Tyco International Ltd.	3,595	146,496

		576,519

Industrial Gases—0.61%
Air Products & Chemicals, Inc.	1,907	145,637
Airgas, Inc.	2,383	152,083
Praxair, Inc.	1,558	145,642

		443,362

Industrial Machinery—1.71%
Dover Corp.	3,001	139,847
Eaton Corp.	3,953	140,331
Flowserve Corp.	1,770	130,980
Illinois Tool Works Inc.	3,460	143,936
Ingersoll-Rand PLC (Ireland)	4,400	123,596

Pall Corp.	3,502	148,485

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Industrial Machinery—(continued)
Parker Hannifin Corp.	2,241	$141,474
Snap-On, Inc.	3,032	134,621
Stanley Black & Decker Inc.	2,769	135,958

		1,239,228

Industrial REIT’s—0.19%
Prologis, Inc.	5,519	133,836

Insurance Brokers—0.41%
Aon Corp.	3,569	149,826
Marsh & McLennan Cos., Inc.	5,470	145,174

		295,000

Integrated Oil & Gas—1.17%
Chevron Corp.	1,576	145,812
ConocoPhillips	2,334	147,789
Exxon Mobil Corp.	2,107	153,031
Hess Corp.	2,550	133,773
Murphy Oil Corp.	3,009	132,877
Occidental Petroleum Corp.	1,885	134,778

		848,060

Integrated Telecommunication Services—1.02%
AT&T Inc.	5,408	154,236
CenturyLink Inc.	4,492	148,775
Frontier Communications Corp.	22,100	135,031
Verizon Communications Inc.	4,278	157,430
Windstream Corp.	12,180	142,019

		737,491

Internet Retail—0.73%
Amazon.com, Inc. (c)	656	141,847
Expedia, Inc.	5,308	136,681
Netflix Inc. (c)	1,011	114,405
Priceline.com Inc. (c)	298	133,939

		526,872

Internet Software & Services—1.16%
Akamai Technologies, Inc. (c)	6,905	137,272
eBay Inc. (c)	4,663	137,512
Google Inc. -Class A (c)	287	147,627
Monster Worldwide, Inc. (c)	17,248	123,841
VeriSign, Inc.	5,417	154,980
Yahoo!, Inc. (c)	10,495	138,114

		839,346

Investment Banking & Brokerage—0.74%
Charles Schwab Corp. (The)	12,733	143,501
E*TRADE Financial Corp. (c)	13,510	123,076
Goldman Sachs Group, Inc. (The)	1,461	138,138
Morgan Stanley	9,552	128,952

		533,667

IT Consulting & Other Services—1.05%
Accenture PLC -Class A (Ireland)(c)	2,855	150,401
Cognizant Technology Solutions Corp. -Class A (c)	2,408	150,982
International Business Machines Corp.	907	158,752
SAIC, Inc. (c)	12,087	142,748
Teradata Corp. (c)	2,989	160,001

		762,884

Leisure Products—0.40%
Hasbro, Inc.	4,361	142,212
Mattel, Inc.	5,781	149,670

		291,882

Life & Health Insurance—1.36%
Aflac, Inc.	4,324	151,124
Lincoln National Corp.	8,183	127,900
MetLife, Inc.	4,754	133,160
Principal Financial Group, Inc.	6,144	139,284
Prudential Financial, Inc.	3,053	143,064
Torchmark Corp.	4,226	147,318
Unum Group	6,784	142,193

		984,043

Life Sciences Tools & Services—0.99%
Agilent Technologies, Inc. (c)	4,321	135,031
Life Technologies Corp. (c)	3,865	148,532
PerkinElmer, Inc.	7,464	143,383
Thermo Fisher Scientific, Inc. (c)	2,882	145,945
Waters Corp. (c)	1,905	143,809

		716,700

Managed Health Care—1.18%
Aetna Inc.	3,783	137,512
CIGNA Corp.	3,385	141,967
Coventry Health Care, Inc. (c)	4,634	133,505
Humana Inc.	1,978	143,860
UnitedHealth Group, Inc.	3,095	142,741
WellPoint, Inc.	2,320	151,450

		851,035

Metal & Glass Containers—0.38%
Ball Corp.	4,579	142,040
Owens-Illinois, Inc. (c)	8,614	130,244

		272,284

Motorcycle Manufacturers—0.20%
Harley-Davidson, Inc.	4,189	143,808

Movies & Entertainment—0.79%
News Corp. -Class A	9,264	143,314
Time Warner Inc.	5,075	152,098
Viacom Inc. -Class B	3,349	129,740
Walt Disney Co. (The)	4,774	143,984

		569,136

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Multi-Line Insurance—0.99%
American International Group, Inc. (c)	6,156	$135,124
Assurant, Inc.	4,382	156,876
Genworth Financial Inc. -Class A (c)	25,508	146,416
Hartford Financial Services Group, Inc. (The)	8,295	133,881
Loews Corp.	4,181	144,454

		716,751

Multi-Sector Holdings—0.17%
Leucadia National Corp.	5,489	124,491

Multi-Utilities—3.19%
Ameren Corp.	5,165	153,762
CenterPoint Energy, Inc.	7,883	154,664
CMS Energy Corp.	7,736	153,095
Consolidated Edison, Inc.	2,736	156,007
Dominion Resources, Inc.	3,152	160,027
DTE Energy Co.	3,107	152,305
Integrys Energy Group, Inc.	3,144	152,861
NiSource Inc.	7,075	151,264
PG&E Corp.	3,692	156,209
Public Service Enterprise Group Inc.	4,557	152,067
SCANA Corp.	3,939	159,333
Sempra Energy	2,946	151,719
TECO Energy, Inc.	8,498	145,571
Wisconsin Energy Corp.	4,953	154,979
Xcel Energy, Inc.	6,198	153,029

		2,306,892

Office Electronics—0.19%
Xerox Corp.	19,592	136,556

Office REIT’s—0.19%
Boston Properties, Inc.	1,532	136,501

Office Services & Supplies—0.39%
Avery Dennison Corp.	5,628	141,150
Pitney Bowes Inc.	7,652	143,858

		285,008

Oil & Gas Drilling—0.85%
Diamond Offshore Drilling, Inc.	2,481	135,810
Helmerich & Payne, Inc.	2,936	119,202
Nabors Industries Ltd. (c)	8,643	105,963
Noble Corp.	4,441	130,343
Rowan Cos., Inc. (c)	4,137	124,896

		616,214

Oil & Gas Equipment & Services—1.05%
Baker Hughes Inc.	2,656	122,601
Cameron International Corp. (c)	2,996	124,454
FMC Technologies, Inc. (c)	3,636	136,714
Halliburton Co.	3,939	120,218
National Oilwell Varco Inc.	2,416	123,747
Schlumberger Ltd.	2,156	128,778

		756,512

Oil & Gas Exploration & Production—2.72%
Anadarko Petroleum Corp.	2,100	132,405
Apache Corp.	1,599	128,304
Cabot Oil & Gas Corp.	2,226	137,812
Chesapeake Energy Corp.	4,938	126,166
Denbury Resources, Inc. (c)	10,851	124,786
Devon Energy Corp.	2,375	131,670
EOG Resources, Inc.	1,742	123,699
EQT Corp.	2,545	135,801
Marathon Oil Corp.	6,183	133,429
Newfield Exploration Co. (c)	3,208	127,326
Noble Energy, Inc.	1,918	135,794
Pioneer Natural Resources Co.	1,948	128,120
QEP Resources Inc.	4,652	125,930
Range Resources Corp.	2,476	144,747
Southwestern Energy Co. (c)	4,030	134,320

		1,970,309

Oil & Gas Refining & Marketing—0.70%
Marathon Petroleum Corp.	4,476	121,121
Sunoco, Inc.	4,239	131,451
Tesoro Corp. (c)	6,610	128,697
Valero Energy Corp.	7,072	125,740

		507,009

Oil & Gas Storage & Transportation—0.60%
El Paso Corp.	8,149	142,444
Spectra Energy Corp.	6,020	147,671
Williams Cos., Inc. (The)	5,783	140,758

		430,873

Other Diversified Financial Services—0.57%
Bank of America Corp.	21,733	133,006
Citigroup Inc.	5,389	138,066
JPMorgan Chase & Co.	4,699	141,534

		412,606

Packaged Foods & Meats—2.98%
Campbell Soup Co.	4,985	161,364
ConAgra Foods, Inc.	6,551	158,665
Dean Foods Co. (c)	17,286	153,327
General Mills, Inc.	4,167	160,305
H.J. Heinz Co.	3,049	153,914
Hershey Co. (The)	2,644	156,631
Hormel Foods Corp.	5,583	150,853
J M Smucker Co. (The)	2,134	155,547
Kellogg Co.	2,910	154,783
Kraft Foods, Inc. -Class A	4,481	150,472
McCormick & Co., Inc.	3,346	154,451
Mead Johnson Nutrition Co.	2,064	142,065
Sara Lee Corp.	8,978	146,790
Tyson Foods, Inc. -Class A	9,014	156,483

		2,155,650

Paper Packaging—0.39%
Bemis Co., Inc.	5,028	147,371
Sealed Air Corp.	8,213	137,157

		284,528

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Paper Products—0.37%
International Paper Co.	5,587	$129,898
MeadWestvaco Corp.	5,589	137,266

		267,164

Personal Products—0.38%
Avon Products, Inc.	7,101	139,180
Estee Lauder Cos. Inc. (The) -Class A	1,544	135,625

		274,805

Pharmaceuticals—2.31%
Abbott Laboratories	3,011	153,983
Allergan, Inc.	1,888	155,533
Bristol-Myers Squibb Co.	5,146	161,481
Eli Lilly & Co.	4,155	153,610
Forest Laboratories, Inc. (c)	4,734	145,760
Hospira, Inc. (c)	3,982	147,334
Johnson & Johnson	2,432	154,943
Merck & Co., Inc.	4,808	157,270
Mylan Inc. (c)	7,660	130,220
Pfizer Inc.	8,657	153,056
Watson Pharmaceuticals, Inc. (c)	2,334	159,295

		1,672,485

Property & Casualty Insurance—1.67%
ACE Ltd. (Switzerland)	2,499	151,439
Allstate Corp. (The)	6,282	148,821
Berkshire Hathaway Inc. -Class B (c)	2,195	155,933
Chubb Corp. (The)	2,601	156,034
Cincinnati Financial Corp.	5,618	147,922
Progressive Corp. (The)	8,600	152,736
Travelers Cos., Inc. (The)	3,104	151,258
XL Group PLC (Ireland)	7,844	147,467

		1,211,610

Publishing—0.61%
Gannett Co., Inc.	15,604	148,706
McGraw-Hill Cos., Inc. (The)	3,468	142,188
Washington Post Co. (The) -Class B	457	149,425

		440,319

Railroads—0.57%
CSX Corp.	7,327	136,795
Norfolk Southern Corp.	2,230	136,075
Union Pacific Corp.	1,714	139,982

		412,852

Real Estate Services—0.19%
CB Richard Ellis Group, Inc. -Class A (c)	10,378	139,688

Regional Banks—1.96%
BB&T Corp.	6,920	147,604
Fifth Third Bancorp	14,726	148,733
First Horizon National Corp.	23,244	138,534
Huntington Bancshares Inc.	30,810	147,888
KeyCorp	24,063	142,694
M&T Bank Corp.	2,118	148,048
PNC Financial Services Group, Inc.	3,060	147,461
Regions Financial Corp.	39,283	130,812
SunTrust Banks, Inc.	7,887	141,572
Zions Bancorp.	9,071	127,629

		1,420,975

Research & Consulting Services—0.41%
Dun & Bradstreet Corp. (The)	2,358	144,451
Equifax Inc.	4,864	149,519

		293,970

Residential REIT’s—0.57%
Apartment Investment & Management Co. -Class A	5,889	130,265
AvalonBay Communities, Inc.	1,207	137,658
Equity Residential	2,718	140,983

		408,906

Restaurants—1.03%
Chipotle Mexican Grill, Inc. (c)	493	149,354
Darden Restaurants, Inc.	3,444	147,231
McDonald’s Corp.	1,779	156,232
Starbucks Corp.	4,008	149,458
Yum! Brands, Inc.	2,917	144,071

		746,346

Retail REIT’s—0.39%
Kimco Realty Corp.	9,280	139,478
Simon Property Group, Inc.	1,301	143,084

		282,562

Semiconductor Equipment—0.95%
Applied Materials, Inc.	13,580	140,553
KLA-Tencor Corp.	3,992	152,814
MEMC Electronic Materials, Inc. (c)	22,256	116,622
Novellus Systems, Inc. (c)	5,205	141,888
Teradyne, Inc. (c)	12,304	135,467

		687,344

Semiconductors—2.39%
Advanced Micro Devices, Inc. (c)	21,824	110,866
Altera Corp.	4,108	129,525
Analog Devices, Inc.	4,540	141,875
Broadcom Corp. -Class A	4,404	146,609
First Solar, Inc. (c)	1,833	115,864
Intel Corp.	7,144	152,382
Linear Technology Corp.	5,141	142,149
LSI Corp. (c)	23,628	122,393
Microchip Technology, Inc.	4,547	141,457
Micron Technology, Inc. (c)	22,351	112,649
NVIDIA Corp. (c)	10,163	127,037
Texas Instruments Inc.	5,620	149,773
Xilinx, Inc.	4,950	135,828

		1,728,407

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Soft Drinks—0.84%
Coca-Cola Co. (The)	2,205	$148,970
Coca-Cola Enterprises, Inc.	5,725	142,438
Dr. Pepper Snapple Group, Inc.	4,088	158,532
PepsiCo, Inc.	2,532	156,731

		606,671

Specialized Consumer Services—0.20%
H&R Block, Inc.	11,120	148,007

Specialized Finance—0.98%
CME Group Inc.	577	142,173
IntercontinentalExchange Inc. (c)	1,257	148,653
Moody’s Corp.	4,779	145,520
NASDAQ OMX Group, Inc. (The) (c)	6,198	143,422
NYSE Euronext	5,639	131,050

		710,818

Specialized REIT’s—1.39%
HCP, Inc.	4,198	147,182
Health Care REIT, Inc.	3,069	143,629
Host Hotels & Resorts Inc.	12,964	141,826
Plum Creek Timber Co., Inc.	4,208	146,060
Public Storage	1,278	142,305
Ventas, Inc.	2,916	144,050
Weyerhaeuser Co.	8,827	137,260

		1,002,312

Specialty Chemicals—0.83%
Ecolab Inc.	3,027	147,990
International Flavors & Fragrances Inc.	2,610	146,734
Sherwin-Williams Co. (The)	2,084	154,883
Sigma-Aldrich Corp.	2,427	149,964

		599,571

Specialty Stores—0.37%
Staples, Inc.	10,580	140,714
Tiffany & Co.	2,094	127,357

		268,071

Steel—0.85%
AK Steel Holding Corp.	18,529	121,180
Allegheny Technologies, Inc.	3,312	122,511
Cliffs Natural Resources Inc.	2,015	103,108
Nucor Corp.	4,483	141,842
United States Steel Corp.	5,637	124,070

		612,711

Systems Software—1.23%
BMC Software, Inc. (c)	3,714	143,212
CA, Inc.	7,389	143,420
Microsoft Corp. (b)	5,768	143,566
Oracle Corp.	5,375	154,478
Red Hat, Inc. (c)	3,812	161,095
Symantec Corp. (c)	8,958	146,015

		891,786

Thrifts & Mortgage Finance—0.40%
Hudson City Bancorp, Inc.	26,058	147,488
People’s United Financial, Inc.	12,681	144,564

		292,052

Tires & Rubber—0.20%
Goodyear Tire & Rubber Co. (The) (c)	14,168	142,955

Tobacco—0.84%
Altria Group, Inc.	5,816	155,927
Lorillard, Inc.	1,405	155,533
Philip Morris International Inc.	2,273	141,790
Reynolds American Inc.	4,165	156,104

		609,354

Trading Companies & Distributors—0.40%
Fastenal Co.	4,326	143,969
W.W. Grainger, Inc.	981	146,699

		290,668

Trucking—0.18%
Ryder System, Inc.	3,465	129,972

Wireless Telecommunication Services—0.60%
American Tower Corp. -Class A (c)	2,861	153,922
MetroPCS Communications, Inc. (c)	15,557	135,501
Sprint Nextel Corp. (c)	46,766	142,169

		431,592

Total Common Stocks & Other Equity Interests (Cost $43,071,643)		71,635,059

Money Market Funds—1.48%
Liquid Assets Portfolio — Institutional Class (e)	535,792	535,792
Premier Portfolio — Institutional Class (e)	535,791	535,791

Total Money Market Funds (Cost $1,071,583)		1,071,583

TOTAL INVESTMENTS—100.50% (Cost $44,143,226)		72,706,642

OTHER ASSETS LESS LIABILITIES—(0.50)%		(361,901)

NET ASSETS—100.00%		$72,344,741

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 4.

(c)	Non-income producing security.

(d)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

A.	Security Valuations-(continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance.
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

E.	Foreign Currency Contracts—(continued)
Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2011, there were no significant transfers between investment levels.
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

NOTE 2 — Additional Valuation Information-(continued)

	Level 1	Level 2	Level 3	Total

Equity Securities	$72,706,642	$—	$—	$72,706,642
Futures*	(36,311)	—	—	(36,311)

Total Investments	$72,670,331	$—	$—	$72,670,331

*	Unrealized appreciation (depreciation).
NOTE 3 — Investments in Other Affiliates
The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the nine months ended September 30, 2011.

Change in
				Unrealized	Realized
	Value	Purchases at	Proceeds from	Appreciation	Gain	Value	Dividend
	12/31/10	Cost	Sales	(Depreciation)	(Loss)	09/30/11	Income

Invesco Ltd.	$206,651	$33,196	$(43,943)	$(61,072)	$(4,300)	$130,532	$2,737
NOTE 4 — Derivative Investments

Open Futures Contracts
				Unrealized
	Number of	Expiration	Notional	Appreciation
Long Contracts	Contracts	Month	Value	(Depreciation)

E-Mini S&P 500 Index	20	December-2011	$1,126,000	$(36,311)
NOTE 5 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the time of nine months was $13,750,942 and $31,232,926, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$28,720,989
Aggregate unrealized (depreciation) of investment securities	(2,346,895)

Net unrealized appreciation of investment securities	$26,374,094

Cost of investments for tax purposes is $46,332,548.
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

Invesco V.I. Small Cap Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2011

VISCE-QTR-1 09/11	Invesco Advisers, Inc.

Schedule of Investments
September 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—99.68% (a)
Advertising—0.89%
Interpublic Group of Cos., Inc. (The)	279,138	$2,009,794

Aerospace & Defense—1.53%
AAR Corp.	111,505	1,858,789
Aerovironment, Inc. (b)	41,149	1,158,344
Triumph Group, Inc.	9,020	439,635

		3,456,768

Agricultural Products—2.03%
Corn Products International, Inc.	53,759	2,109,503
Darling International, Inc. (b)	197,815	2,490,491

		4,599,994

Air Freight & Logistics—0.77%
UTI Worldwide, Inc.	133,749	1,744,087

Apparel Retail—3.92%
Express, Inc.	128,764	2,612,621
Finish Line, Inc. (The) -Class A	134,405	2,686,756
Genesco, Inc. (b)	69,260	3,568,968

		8,868,345

Apparel, Accessories & Luxury Goods—1.12%
Phillips-Van Heusen Corp.	43,488	2,532,741

Application Software—2.63%
Parametric Technology Corp. (b)	113,965	1,752,782
Quest Software, Inc. (b)	114,117	1,812,178
TIBCO Software, Inc. (b)	106,880	2,393,043

		5,958,003

Asset Management & Custody Banks—1.44%
Affiliated Managers Group, Inc. (b)	22,075	1,722,954
SEI Investments Co.	99,938	1,537,046

		3,260,000

Auto Parts & Equipment—2.39%
Dana Holding Corp. (b)	169,713	1,781,987
Modine Manufacturing Co. (b)	201,266	1,823,470
TRW Automotive Holdings Corp. (b)	55,503	1,816,613

		5,422,070

Automotive Retail—0.88%
Penske Automotive Group, Inc.	124,271	1,988,336

Biotechnology—1.18%
Cubist Pharmaceuticals, Inc. (b)	75,840	2,678,669

Casinos & Gaming—0.59%
Bally Technologies, Inc. (b)	49,571	1,337,426

Communications Equipment—1.59%
ADTRAN, Inc.	83,924	2,220,629
JDS Uniphase Corp. (b)	139,558	1,391,393

		3,612,022

Construction & Farm Machinery & Heavy Trucks—1.74%
Titan International, Inc. (c)	133,496	2,002,440
Trinity Industries, Inc.	90,806	1,944,156

		3,946,596

Data Processing & Outsourced Services—1.09%
Henry (Jack) & Associates, Inc.	85,451	2,476,370

Department Stores—1.23%
Dillard’s, Inc. -Class A	63,910	2,778,807

Diversified Chemicals—0.96%
FMC Corp.	31,373	2,169,757

Diversified Metals & Mining—0.85%
Compass Minerals International, Inc.	28,904	1,930,209

Electrical Components & Equipment—1.78%
Belden, Inc.	81,817	2,110,060
GrafTech International Ltd. (b)	150,625	1,912,938

		4,022,998

Electronic Equipment & Instruments—1.78%
Electro Scientific Industries, Inc. (b)	156,002	1,854,864
OSI Systems, Inc. (b)	64,684	2,168,207

		4,023,071

Environmental & Facilities Services—3.26%
ABM Industries, Inc.	113,719	2,167,484
Team, Inc. (b)	123,859	2,598,562
Waste Connections, Inc.	77,211	2,611,276

		7,377,322

Food Distributors—1.10%
United Natural Foods, Inc. (b)	67,040	2,483,162

Gas Utilities—1.00%
UGI Corp.	86,368	2,268,887

Gold—0.62%
Allied Nevada Gold Corp. (b)	21,644	775,072
Detour Gold Corp. (Canada)(b)	24,111	627,962

		1,403,034

Health Care Distributors—0.72%
Owens & Minor, Inc.	57,415	1,635,179

Health Care Equipment—1.91%
Greatbatch, Inc. (b)	112,966	2,260,450
Teleflex, Inc.	38,424	2,066,058

		4,326,508

Health Care Facilities—3.25%
Amsurg Corp. (b)	116,182	2,614,095
Hanger Orthopedic Group, Inc. (b)	125,953	2,379,252

Universal Health Services, Inc. -Class B	69,864	2,375,376

		7,368,723

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

	Shares	Value

Health Care Services—1.12%
Gentiva Health Services, Inc. (b)	68,443	$377,805
IPC The Hospitalist Co. (b)	60,797	2,169,845

		2,547,650

Health Care Supplies—1.21%
Cooper Cos., Inc. (The)	34,580	2,737,007

Health Care Technology—0.76%
Omnicell, Inc. (b)	124,477	1,715,293

Industrial Machinery—2.83%
Gardner Denver, Inc.	33,019	2,098,357
IDEX Corp.	65,028	2,026,273
Valmont Industries, Inc.	29,233	2,278,420

		6,403,050

Industrial REIT’s—1.02%
DuPont Fabros Technology, Inc. (c)	117,500	2,313,575

Insurance Brokers—0.82%
Arthur J. Gallagher & Co.	70,590	1,856,517

Integrated Telecommunication Services—0.58%
Alaska Communications Systems Group, Inc. (c)	198,921	1,304,922

Internet Software & Services—2.35%
Open Text Corp. (Canada)(b)	46,680	2,432,962
ValueClick, Inc. (b)	185,411	2,884,995

		5,317,957

Investment Banking & Brokerage—0.84%
Evercore Partners, Inc. -Class A	83,489	1,903,549

IT Consulting & Other Services—0.99%
MAXIMUS, Inc.	64,214	2,241,069

Life Sciences Tools & Services—1.89%
Bio-Rad Laboratories, Inc. -Class A (b)	24,866	2,257,087
Charles River Laboratories International, Inc. (b)	70,422	2,015,478

		4,272,565

Managed Health Care—1.20%
Healthspring, Inc. (b)	74,286	2,708,468

Metal & Glass Containers—0.94%
AptarGroup, Inc.	47,642	2,128,168

Office REIT’s—1.06%
Douglas Emmett, Inc.	140,300	2,399,130

Oil & Gas Drilling—0.65%
Patterson-UTI Energy, Inc.	84,927	1,472,634

Oil & Gas Equipment & Services—3.58%
Dresser-Rand Group, Inc. (b)	52,370	2,122,556
Lufkin Industries, Inc.	32,019	1,703,731
Oceaneering International, Inc.	67,545	2,387,040
Superior Energy Services, Inc. (b)	72,544	1,903,555

		8,116,882

Oil & Gas Exploration & Production—1.95%
Energen Corp.	52,023	2,127,221
Forest Oil Corp. (b)	74,426	1,071,734
SandRidge Energy, Inc. (b)	217,788	1,210,901

		4,409,856

Oil & Gas Refining & Marketing—0.82%
HollyFrontier Corp.	70,992	1,861,410

Packaged Foods & Meats—1.36%
TreeHouse Foods, Inc. (b)	49,929	3,087,609

Paper Products—1.03%
Schweitzer-Mauduit International, Inc.	41,974	2,345,087

Personal Products—0.46%
Prestige Brands Holdings, Inc. (b)	114,487	1,036,107

Pharmaceuticals—3.28%
Endo Pharmaceuticals Holdings, Inc. (b)	77,870	2,179,581
Questcor Pharmaceuticals, Inc. (b)	76,091	2,074,241
ViroPharma, Inc. (b)	175,462	3,170,598

		7,424,420

Property & Casualty Insurance—1.50%
FPIC Insurance Group, Inc. (b)	51,370	2,149,321
Hanover Insurance Group, Inc.	35,233	1,250,771

		3,400,092

Real Estate Services—0.72%
Jones Lang LaSalle, Inc.	31,345	1,623,984

Regional Banks—4.20%
Commerce Bancshares, Inc.	45,940	1,596,415
East West Bancorp, Inc.	124,956	1,863,094
Texas Capital Bancshares, Inc. (b)	107,024	2,445,498
Wintrust Financial Corp. (c)	85,796	2,214,395
Zions Bancorp.	98,528	1,386,289

		9,505,691

Residential REIT’s—1.03%
Education Realty Trust, Inc.	271,700	2,333,903

Restaurants—3.05%
DineEquity, Inc. (b)	50,766	1,953,984
P.F. Chang’s China Bistro, Inc.	44,379	1,208,884
Papa John’s International, Inc. (b)	52,903	1,608,251
Texas Roadhouse, Inc.	161,082	2,129,504

		6,900,623

Retail REIT’s—1.18%
Tanger Factory Outlet Centers, Inc.	102,904	2,676,533

Semiconductor Equipment—1.90%
Cymer, Inc. (b)	54,510	2,026,682

Novellus Systems, Inc. (b)	83,958	2,288,695

		4,315,377

Semiconductors—4.13%
Diodes, Inc. (b)	92,997	1,666,506
Lattice Semiconductor Corp. (b)	459,251	2,411,068
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

	Shares	Value

Semiconductors—(continued)
Netlogic Microsystems, Inc. (b)	56,484	$2,717,445
Semtech Corp. (b)	121,411	2,561,772

		9,356,791

Specialized REIT’s—0.92%
LaSalle Hotel Properties	108,388	2,081,050

Specialty Chemicals—1.99%
Innophos Holdings, Inc.	59,776	2,383,269
PolyOne Corp.	198,551	2,126,481

		4,509,750

Specialty Stores—1.07%
GNC Acquisition Holdings, Inc. -Class A(b)	120,555	2,425,567

Systems Software—1.10%
Ariba, Inc. (b)	89,697	2,485,504

Technology Distributors—0.98%
Arrow Electronics, Inc. (b)	80,267	2,229,817

Trading Companies & Distributors—0.94%
Beacon Roofing Supply, Inc. (b)	132,627	2,120,706

Trucking—1.98%
Landstar System, Inc.	48,084	1,902,203
Old Dominion Freight Line, Inc. (b)	89,411	2,590,237
		4,492,440

Total Common Stocks & Other Equity Interests (Cost $212,991,746)		225,739,631

Money Market Funds—1.06%
Liquid Assets Portfolio — Institutional Class (d)	1,206,535	1,206,535
Premier Portfolio — Institutional Class (d)	1,206,534	1,206,534

Total Money Market Funds (Cost $2,413,069)		2,413,069

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—100.74% (Cost $215,404,815)		228,152,700

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—2.66%
Liquid Assets Portfolio-Institutional Class (Cost $6,017,225)(d)(e)	6,017,225	6,017,225

TOTAL INVESTMENTS—103.40% (Cost $221,422,040)		234,169,925

OTHER ASSETS LESS LIABILITIES—(3.40)%		(7,697,214)

NET ASSETS—100.00%		$226,472,711

Investment Abbreviations:

REIT	— Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2011.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. Small Cap Equity Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Invesco V.I. Small Cap Equity Fund

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$234,169,925	$—	$—	$234,169,925

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2011 was $164,732,930 and $140,500,035, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$33,882,373

Aggregate unrealized (depreciation) of investment securities	(23,246,171)

Net unrealized appreciation of investment securities	$10,636,202

Cost of investments for tax purposes is $223,533,723.
Invesco V.I. Small Cap Equity Fund

Invesco V.I. Technology Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2011

I-VITEC-QTR-1 09/11	Invesco Advisers, Inc.

Schedule of Investments (a)
September 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—99.00%
Application Software—8.10%
Autodesk, Inc. (b)	47,710	$1,325,384
Citrix Systems, Inc. (b)	45,438	2,477,734
NICE Systems Ltd. -ADR (Israel)(b)	48,939	1,485,299
Nuance Communications, Inc. (b)	64,415	1,311,489
Salesforce.com, Inc. (b)	7,116	813,216
TIBCO Software Inc. (b)	29,620	663,192

		8,076,314

Communications Equipment—9.18%
Acme Packet, Inc. (b)	14,122	601,456
Ciena Corp. (b)	50,440	564,928
F5 Networks, Inc. (b)	9,439	670,641
Finisar Corp. (b)	26,171	459,039
JDS Uniphase Corp. (b)	69,243	690,353
Polycom, Inc. (b)	41,864	769,042
QUALCOMM, Inc.	79,966	3,888,746
Sonus Networks, Inc. (b)	172,767	374,904
Sycamore Networks, Inc.	63,013	1,137,385

		9,156,494

Computer Hardware—10.01%
Apple Inc. (b)	26,184	9,980,817

Computer Storage & Peripherals—4.80%
EMC Corp. (b)	149,731	3,142,854
NetApp, Inc. (b)	22,216	754,011
SanDisk Corp. (b)	22,095	891,533

		4,788,398

Data Processing & Outsourced Services—8.67%
Alliance Data Systems Corp. (b)	13,689	1,268,970
Genpact Ltd. (Bermuda)(b)	73,423	1,056,557
MasterCard, Inc. -Class A	6,930	2,197,919
VeriFone Systems, Inc. (b)	22,698	794,884
Visa Inc. -Class A	23,043	1,975,246
Western Union Co. (The)	43,735	668,708
Wright Express Corp. (b)	17,962	683,275

		8,645,559

Electronic Manufacturing Services—2.25%
Jabil Circuit, Inc.	68,268	1,214,487
TE Connectivity Ltd.	36,627	1,030,684

		2,245,171

Fertilizers & Agricultural Chemicals—0.94%
Monsanto Co.	15,547	933,442

Internet Retail—2.94%
Amazon.com, Inc. (b)	12,102	2,616,815
Netflix Inc. (b)	2,791	315,830

		2,932,645

Internet Software & Services—7.60%
eBay Inc. (b)	29,319	864,618
Google Inc. -Class A (b)	7,691	3,956,097
Responsys, Inc. (b)	30,217	325,739
ValueClick, Inc. (b)	67,845	1,055,668
Velti PLC (Ireland)(b)	70,166	463,797
VeriSign, Inc.	31,995	915,377

		7,581,296

IT Consulting & Other Services—7.64%
Accenture PLC -Class A (Ireland)	30,214	1,591,673
Cognizant Technology Solutions Corp. -Class A (b)	66,222	4,152,119
International Business Machines Corp.	10,686	1,870,371

		7,614,163

Life Sciences Tools & Services—0.97%
Agilent Technologies, Inc. (b)	31,002	968,813

Other Diversified Financial Services—0.55%
BlueStream Ventures L.P. (Acquired 08/03/00-06/13/08; Cost $3,149,655)(c)(d)	—	544,932

Research & Consulting Services—0.58%
Acacia Research (b)	16,017	576,452

Semiconductor Equipment—2.32%
ASML Holding N.V. -New York Shares (Netherlands)	28,664	990,055
Cymer, Inc. (b)	20,430	759,587
Novellus Systems, Inc. (b)	20,674	563,573

		2,313,215

Semiconductors—17.46%
ARM Holdings PLC -ADR (United Kingdom)	8,918	227,409
Atmel Corp. (b)	172,848	1,394,883
Avago Technologies Ltd. (Singapore)	36,139	1,184,275
Broadcom Corp. -Class A	59,562	1,982,819
Cirrus Logic, Inc. (b)	40,693	599,815
Cypress Semiconductor Corp.	66,437	994,562
Intel Corp.	114,863	2,450,028
Lattice Semiconductor Corp. (b)	166,091	871,978
Marvell Technology Group Ltd. (b)	73,572	1,069,001
Micron Technology, Inc. (b)	128,143	645,841
Microsemi Corp. (b)	146,565	2,342,109
ON Semiconductor Corp. (b)	127,614	914,992
Semtech Corp. (b)	73,471	1,550,238
Skyworks Solutions, Inc. (b)	23,563	422,720
Xilinx, Inc.	27,553	756,054

		17,406,724

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Technology Fund

	Shares	Value

Systems Software—14.99%
Ariba Inc. (b)	54,044	$1,497,559
Check Point Software Technologies Ltd. (Israel)(b)	52,781	2,784,726
CommVault Systems, Inc. (b)	13,552	502,237
Microsoft Corp.	120,224	2,992,375
Oracle Corp.	96,961	2,786,659
Red Hat, Inc. (b)	30,684	1,296,706
Rovi Corp. (b)	51,656	2,220,175
Symantec Corp. (b)	52,955	863,167

		14,943,604

Total Common Stocks & Other Equity Interests (Cost $89,809,593)		98,708,039

Money Market Funds—1.19%
Liquid Assets Portfolio — Institutional Class (e)	591,503	591,503
Premier Portfolio — Institutional Class (e)	591,504	591,504

Total Money Market Funds (Cost $1,183,007)		1,183,007

TOTAL INVESTMENTS—100.19% (Cost $90,992,600)		99,891,046

OTHER ASSETS LESS LIABILITIES—(0.19)%		(189,628)

NET ASSETS—100.00%		$99,701,418

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2011 represented 0.55% of the Fund’s Net Assets.

(d)	The Fund has a remaining commitment of $101,250 to purchase additional interests in BlueStream Ventures L.P., which is subject to the terms of the limited partnership agreement.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco V.I. Technology Fund

A.	Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
     Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.
E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
Invesco V.I. Technology Fund

F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$99,346,114	$—	$544,932	$99,891,046

Invesco V.I. Technology Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2011 was $38,222,443 and $51,227,601, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$21,667,572
Aggregate unrealized (depreciation) of investment securities	(10,828,471)

Net unrealized appreciation of investment securities	$10,839,101

Cost of investments for tax purposes is $89,051,945.
Invesco V.I. Technology Fund

Invesco V.I. Utilities Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2011

I-VIUTI-QTR-1 09/11	Invesco Advisers, Inc.

Schedule of Investments(a)
September 30, 2011
(Unaudited)

	Shares	Value

Common Stocks—93.75%
Electric Utilities—47.27%
American Electric Power Co., Inc.	85,826	$3,263,105
Duke Energy Corp.	99,961	1,998,220
E.ON AG (Germany)	53,357	1,163,442
Edison International	60,747	2,323,573
Entergy Corp.	35,959	2,383,722
Exelon Corp.	67,348	2,869,698
FirstEnergy Corp.	41,195	1,850,067
NextEra Energy, Inc.	13,427	725,327
Northeast Utilities	55,893	1,880,799
Pepco Holdings, Inc.	152,313	2,881,762
Pinnacle West Capital Corp.	19,526	838,446
Portland General Electric Co.	129,466	3,067,050
PPL Corp.	64,930	1,853,102
Progress Energy, Inc.	21,604	1,117,359
Southern Co.	79,108	3,351,806

		31,567,478

Gas Utilities—5.31%
AGL Resources Inc.	36,360	1,481,307
Atmos Energy Corp.	16,927	549,281
ONEOK, Inc.	10,895	719,506
UGI Corp.	30,164	792,408

		3,542,502

Independent Power Producers & Energy Traders—6.63%
Calpine Corp. (b)	100,072	1,409,013
Constellation Energy Group Inc.	29,165	1,110,020
NRG Energy, Inc. (b)	90,028	1,909,494

		4,428,527

Integrated Telecommunication Services—4.63%
AT&T Inc.	28,008	798,788
CenturyLink Inc.	18,924	626,763
Verizon Communications, Inc.	45,357	1,669,138

		3,094,689

Multi-Utilities—28.24%
CMS Energy Corp.	33,233	657,681
Consolidated Edison, Inc.	9,005	513,465
Dominion Resources, Inc.	68,287	3,466,931
DTE Energy Co.	24,967	1,223,882
National Grid PLC (United Kingdom)	320,668	3,178,834
NiSource Inc.	28,151	601,868
PG&E Corp.	30,804	1,303,317
Public Service Enterprise Group Inc.	46,793	1,561,483
Sempra Energy	31,884	1,642,026
TECO Energy, Inc.	95,761	1,640,386
Xcel Energy, Inc.	124,133	3,064,844

		18,854,717

Oil & Gas Storage & Transportation—1.67%
Southern Union Co.	27,496	1,115,513

Total Common Stocks (Cost $52,495,828)		62,603,426

Money Market Funds—6.46%
Liquid Assets Portfolio — Institutional Class (c)	2,154,825	2,154,825
Premier Portfolio — Institutional Class (c)	2,154,825	2,154,825

Total Money Market Funds (Cost $4,309,650)		4,309,650

TOTAL INVESTMENTS—100.21% (Cost $56,805,478)		66,913,076

OTHER ASSETS LESS LIABILITIES—(0.21)%		(137,970)

NET ASSETS—100.00%		$66,775,106

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Utilities Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco V.I. Utilities Fund

A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
     The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.
     The following factors may affect the Fund’s investments in the utilities sector: governmental regulation, economic factors, ability of the issuer to obtain financing, prices of natural resources and risks associated with nuclear power.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
Invesco V.I. Utilities Fund

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$62,570,800	$4,342,276	$—	$66,913,076
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2011 was $6,194,058 and $10,548,559, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$11,092,614
Aggregate unrealized (depreciation) of investment securities	(1,240,407)

Net unrealized appreciation of investment securities	$9,852,207

Cost of investments for tax purposes is $57,060,869.
Invesco V.I. Utilities Fund

Invesco Van Kampen V.I. Capital Growth Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2011

VK-VICGR-QTR-1 09/11	Invesco Advisers, Inc.

Schedule of Investments
September 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—97.82%(a)
Aerospace & Defense—2.18%
Precision Castparts Corp.	28,559	$4,439,782

Apparel, Accessories & Luxury Goods—1.12%
Coach, Inc.	17,402	901,946
Prada S.p.A. (Italy)(b)	327,600	1,381,914

		2,283,860

Application Software—1.17%
Citrix Systems, Inc. (b)	29,072	1,585,296
Salesforce.com, Inc. (b)	7,026	802,931

		2,388,227

Asset Management & Custody Banks—0.52%
BlackRock, Inc.	7,140	1,056,791

Auto Parts & Equipment—0.69%
BorgWarner, Inc. (b)	23,326	1,411,923

Automotive Retail—0.58%
AutoZone, Inc. (b)	3,704	1,182,280

Biotechnology—1.54%
Gilead Sciences, Inc. (b)	80,900	3,138,920

Cable & Satellite—5.04%
Comcast Corp. -Class A	167,991	3,511,012
DIRECTV -Class A (b)	159,965	6,758,521

		10,269,533

Casinos & Gaming—1.43%
Las Vegas Sands Corp. (b)	75,696	2,902,185

Communications Equipment—1.92%
F5 Networks, Inc. (b)	7,585	538,914
QUALCOMM, Inc.	69,188	3,364,613

		3,903,527

Computer Hardware—9.53%
Apple, Inc. (b)	50,899	19,401,681

Computer Storage & Peripherals—1.40%
EMC Corp. (b)	104,824	2,200,256
SanDisk Corp. (b)	16,179	652,822

		2,853,078

Construction & Engineering—1.32%
Foster Wheeler AG (Switzerland)(b)	150,546	2,678,213

Construction & Farm Machinery & Heavy Trucks—0.50%
Cummins, Inc.	12,431	1,015,115

Data Processing & Outsourced Services—2.66%
MasterCard, Inc. -Class A	5,956	1,889,005
Visa Inc. -Class A	41,179	3,529,864

		5,418,869

Department Stores—2.47%
Kohl’s Corp.	50,227	2,466,146
Macy’s, Inc.	97,558	2,567,726

		5,033,872

Diversified Metals & Mining—0.71%
Molycorp, Inc. (b)	44,141	1,450,915

Drug Retail—1.52%
CVS Caremark Corp.	92,428	3,103,732

Fertilizers & Agricultural Chemicals—2.01%
Monsanto Co.	33,736	2,025,509
Mosaic Co. (The)	42,083	2,060,805

		4,086,314

Food Retail—1.05%
Kroger Co. (The)	97,298	2,136,664

General Merchandise Stores—0.50%
Dollar Tree, Inc. (b)	13,433	1,008,953

Gold—1.54%
Goldcorp, Inc. (Canada)	68,869	3,143,181

Health Care Equipment—0.97%
Baxter International, Inc.	35,070	1,968,830

Health Care Services—2.24%
Express Scripts, Inc. (b)	49,638	1,840,081
Medco Health Solutions, Inc. (b)	58,013	2,720,229

		4,560,310

Health Care Technology—1.08%
Allscripts Healthcare Solutions, Inc. (b)	121,841	2,195,575

Heavy Electrical Equipment—1.28%
ABB Ltd. -ADR (Switzerland)(b)	152,070	2,597,356

Hotels, Resorts & Cruise Lines—0.47%
Starwood Hotels & Resorts Worldwide, Inc.	24,628	956,059

Household Products—2.48%
Procter & Gamble Co. (The)	79,936	5,050,357

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Capital Growth Fund

	Shares	Value

Industrial Conglomerates—1.73%
Danaher Corp.	83,899	$3,518,724

Industrial Machinery—1.27%
Ingersoll-Rand PLC (Ireland)	91,982	2,583,774

Internet Retail—3.51%
Amazon.com, Inc. (b)	26,666	5,765,989

Priceline.com Inc. (b)	3,075	1,382,090

		7,148,079

Internet Software & Services—5.07%
Baidu, Inc. -ADR (China)(b)	25,332	2,708,244
eBay Inc. (b)	35,772	1,054,916
Google, Inc. -Class A (b)	12,734	6,550,115

		10,313,275

IT Consulting & Other Services—2.80%
Accenture PLC -Class A (Ireland)	42,761	2,252,650
Cognizant Technology Solutions Corp. -Class A (b)	54,876	3,440,725

		5,693,375

Life Sciences Tools & Services—3.03%
Agilent Technologies, Inc. (b)	88,670	2,770,937
Illumina, Inc. (b)	49,716	2,034,379
Waters Corp. (b)	17,932	1,353,687

		6,159,003

Managed Health Care—2.74%
UnitedHealth Group, Inc.	120,866	5,574,340

Oil & Gas Drilling—1.44%
Ensco PLC -ADR (United Kingdom)	72,291	2,922,725

Oil & Gas Equipment & Services—3.98%
Cameron International Corp. (b)	74,977	3,114,544
Halliburton Co.	37,660	1,149,383
National Oilwell Varco, Inc.	31,830	1,630,333
Weatherford International Ltd. (b)	181,723	2,218,838

		8,113,098

Oil & Gas Exploration & Production—1.23%
Anadarko Petroleum Corp.	21,940	1,383,317
EOG Resources, Inc.	15,705	1,115,212

		2,498,529

Other Diversified Financial Services—1.58%
JPMorgan Chase & Co.	106,607	3,211,003

Packaged Foods & Meats—1.21%
Mead Johnson Nutrition Co.	35,863	2,468,450

Pharmaceuticals—1.50%
Allergan, Inc.	37,031	3,050,614

Railroads—1.41%
Union Pacific Corp.	35,235	2,877,642

Restaurants—1.98%
Starbucks Corp.	107,919	4,024,300

Semiconductors—3.30%
Atmel Corp. (b)	256,044	2,066,275
Broadcom Corp. -Class A (b)	91,776	3,055,223
Xilinx, Inc.	58,378	1,601,892

		6,723,390

Soft Drinks—1.75%
Coca-Cola Co. (The)	30,412	2,054,635
Hansen Natural Corp. (b)	17,255	1,506,189

		3,560,824

Systems Software—4.87%
Check Point Software Technologies Ltd. (Israel)(b)	32,170	1,697,289
Rovi Corp. (b)	191,383	8,225,642

		9,922,931

Trucking—0.76%
J.B. Hunt Transport Services, Inc.	42,826	1,546,875

Wireless Telecommunication Services—2.74%
America Movil SAB de C.V. -Series L -ADR (Mexico)	75,529	1,667,680
American Tower Corp. -Class A (b)	72,700	3,911,260

		5,578,940

Total Common Stocks & Other Equity Interests (Cost $188,973,631)		199,125,993

Money Market Funds—1.46%
Liquid Assets Portfolio — Institutional Class (c)	1,488,660	1,488,660
Premier Portfolio — Institutional Class (c)	1,488,661	1,488,661

Total Money Market Funds (Cost $2,977,321)		2,977,321

TOTAL INVESTMENTS—99.28% (Cost $191,950,952)		202,103,314

OTHER ASSETS LESS LIABILITIES—0.72%		1,465,177

NET ASSETS—100.00%		$203,568,491

Investment Abbreviations:
ADR —American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Capital Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Van Kampen V.I. Capital Growth Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized
Invesco Van Kampen V.I. Capital Growth Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$202,103,314	$—	$—	$202,103,314

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2011 was $184,357,345 and $224,345,227, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$27,989,800
Aggregate unrealized (depreciation) of investment securities	(20,668,194)

Net unrealized appreciation of investment securities	$7,321,606

Cost of investments for tax purposes is $194,781,708.
Invesco Van Kampen V.I. Capital Growth Fund

Invesco Van Kampen V.I. Comstock Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2011

VK-VICOM-QTR-1 09/11	Invesco Advisers, Inc.

Schedule of Investments
September 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—96.97%(a)
Advertising—0.00%
Interpublic Group of Cos., Inc. (The)	5,340	$38,448

Aerospace & Defense—2.17%
Honeywell International, Inc.	467,149	20,512,512
Textron Inc.	838,070	14,783,555

		35,296,067

Aluminum—1.03%
Alcoa Inc.	1,755,760	16,802,623

Asset Management & Custody Banks—1.90%
Bank of New York Mellon Corp.	1,299,102	24,150,306
State Street Corp.	209,852	6,748,840

		30,899,146

Automobile Manufacturers—1.19%
General Motors Co. (b)	955,660	19,285,219

Cable & Satellite—5.91%
Comcast Corp. -Class A	3,124,459	65,301,193
Time Warner Cable, Inc.	492,305	30,852,754

		96,153,947

Communications Equipment—0.97%
Cisco Systems, Inc.	1,022,014	15,830,997

Computer Hardware—2.75%
Dell, Inc. (b)	1,220,173	17,265,448
Hewlett-Packard Co.	1,222,063	27,435,314

		44,700,762

Data Processing & Outsourced Services—0.25%
Western Union Co. (The)	265,875	4,065,229

Department Stores—0.33%
Macy’s, Inc.	202,726	5,335,748

Diversified Banks—2.24%
U.S. Bancorp	416,231	9,798,078
Wells Fargo & Co. (b)	1,101,536	26,569,048

		36,367,126

Drug Retail—1.74%
CVS Caremark Corp.	842,920	28,305,254

Electric Utilities—3.18%
FirstEnergy Corp.	482,646	21,675,632
PPL Corp.	1,055,735	30,130,677

		51,806,309

Electrical Components & Equipment—0.70%
Emerson Electric Co.	276,777	11,433,658

General Merchandise Stores—0.75%
Target Corp.	249,090	12,215,374

Health Care Distributors—1.09%
Cardinal Health, Inc.	423,278	17,726,883

Home Improvement Retail—1.51%
Home Depot, Inc. (The)	344,806	11,333,773
Lowe’s Cos., Inc.	686,444	13,275,827

		24,609,600

Household Products—0.39%
Procter & Gamble Co. (The)	100,077	6,322,865

Hypermarkets & Super Centers—1.16%
Wal-Mart Stores, Inc.	363,051	18,842,347

Industrial Conglomerates—1.30%
General Electric Co.	1,386,411	21,128,904

Industrial Machinery—1.42%
Ingersoll-Rand PLC (Ireland)	824,211	23,152,087

Integrated Oil & Gas—6.63%
BP PLC -ADR (United Kingdom)	806,699	29,097,633
Chevron Corp.	348,751	32,266,443
Murphy Oil Corp.	338,795	14,961,187
Royal Dutch Shell PLC -ADR (United Kingdom)	512,454	31,526,170

		107,851,433

Integrated Telecommunication Services—3.23%
AT&T Inc.	791,208	22,565,252
Verizon Communications Inc.	812,773	29,910,047

		52,475,299

Internet Software & Services—3.99%
eBay Inc. (b)	1,163,868	34,322,467
Yahoo!, Inc. (b)	2,327,910	30,635,296

		64,957,763

Investment Banking & Brokerage—1.69%
Goldman Sachs Group, Inc. (The)	155,300	14,683,615
Morgan Stanley	949,805	12,822,367

		27,505,982

Life & Health Insurance—1.92%
Aflac, Inc.	152,674	5,335,956
MetLife, Inc.	631,559	17,689,968
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Comstock Fund

	Shares	Value

Life & Health Insurance—(continued)
Torchmark Corp.	237,401	$8,275,799

		31,301,723

Managed Health Care—2.86%
UnitedHealth Group, Inc.	667,982	30,807,330
WellPoint, Inc.	239,724	15,649,183

		46,456,513

Movies & Entertainment—5.12%
News Corp. -Class B	1,562,235	24,355,243
Time Warner, Inc.	651,771	19,533,577
Viacom, Inc. -Class B	1,018,973	39,475,014

		83,363,834

Multi-Utilities—0.17%
Sempra Energy	53,650	2,762,975

Oil & Gas Drilling—0.48%
Noble Corp.	267,452	7,849,716

Oil & Gas Equipment & Services—3.15%
Halliburton Co.	1,037,459	31,663,249
Weatherford International Ltd.	1,602,828	19,570,530

		51,233,779

Oil & Gas Exploration & Production—0.72%
Chesapeake Energy Corp.	461,140	11,782,127

Other Diversified Financial Services—5.61%
Bank of America Corp.	2,716,933	16,627,630
Citigroup Inc.	1,329,580	34,063,840
JPMorgan Chase & Co.	1,348,886	40,628,446

		91,319,916

Packaged Foods & Meats—4.46%
Kraft Foods, Inc. -Class A	1,174,473	39,438,803
Unilever N.V. -New York Shares (Netherlands)	1,050,247	33,072,278

		72,511,081

Paper Products—2.78%
International Paper Co.	1,948,588	45,304,671

Personal Products—0.37%
Avon Products, Inc.	310,348	6,082,821

Pharmaceuticals—9.48%
Abbott Laboratories	159,005	8,131,516
Bristol-Myers Squibb Co.	1,314,491	41,248,727
GlaxoSmithKline PLC -ADR (United Kingdom)	491,963	20,313,152
Merck & Co., Inc.	911,754	29,823,473
Pfizer Inc.	2,317,354	40,970,819
Roche Holding AG -ADR (Switzerland)	340,186	13,773,349

		154,261,036

Property & Casualty Insurance—3.64%
Allstate Corp. (The)	1,346,740	31,904,271
Chubb Corp. (The)	160,352	9,619,516
Travelers Cos., Inc. (The)	362,137	17,646,936

		59,170,723

Regional Banks—2.01%
Fifth Third Bancorp	985,937	9,957,964
PNC Financial Services Group, Inc.	472,031	22,747,174

		32,705,138

Semiconductor Equipment—0.34%
KLA-Tencor Corp.	142,955	5,472,317

Semiconductors—0.73%
Intel Corp.	553,846	11,813,535

Soft Drinks—1.30%
Coca-Cola Co. (The)	193,614	13,080,562
PepsiCo, Inc.	129,128	7,993,023

		21,073,585

Specialty Stores—0.83%
Staples, Inc.	1,010,573	13,440,621

Systems Software—2.47%
Microsoft Corp.	1,614,577	40,186,821

Wireless Telecommunication Services—1.01%
Vodafone Group PLC -ADR (United Kingdom)	640,564	16,430,467

Total Common Stocks & Other Equity Interests (Cost $1,940,273,882)		1,577,632,469

Money Market Funds—2.28%
Liquid Assets Portfolio — Institutional Class (c)	18,566,679	18,566,679
Premier Portfolio — Institutional Class (c)	18,566,679	18,566,679

Total Money Market Funds (Cost $37,133,358)		37,133,358

TOTAL INVESTMENTS—99.25% (Cost $1,977,407,240)		1,614,765,827

OTHER ASSETS LESS LIABILITIES—0.75%		12,143,149

NET ASSETS—100.00%		$1,626,908,976

Investment Abbreviations:
ADR — American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Van Kampen V.I. Comstock Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing
Invesco Van Kampen V.I. Comstock Fund

transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,600,992,478	$13,773,349	$—	$1,614,765,827

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2011 was $394,207,144 and $367,111,472, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$62,870,207
Aggregate unrealized (depreciation) of investment securities	(435,430,346)

Net unrealized appreciation (depreciation) of investment securities	$(372,560,139)

Cost of investments for tax purposes is $1,987,325,966.
Invesco Van Kampen V.I. Comstock Fund

Invesco Van Kampen V.I. Equity And Income Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2011

VK-VIEQI-QTR-1 09/11	Invesco Advisers, Inc.

Schedule of Investments(a)
September 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—62.00%
Agricultural Products—0.59%
Archer-Daniels-Midland Co.	201,234	$4,992,616

Air Freight & Logistics—0.29%
FedEx Corp.	36,255	2,453,738

Asset Management & Custody Banks—0.97%
Northern Trust Corp.	114,064	3,989,959
State Street Corp.	130,207	4,187,457

		8,177,416

Cable & Satellite—2.21%
Comcast Corp. -Class A	513,959	10,741,743
Time Warner Cable Inc.	126,149	7,905,758

		18,647,501

Computer Hardware—1.43%
Dell Inc. (b)	396,608	5,612,003
Hewlett-Packard Co.	286,707	6,436,572

		12,048,575

Consumer Electronics—0.52%
Sony Corp. -ADR (Japan)	232,759	4,422,421

Data Processing & Outsourced Services—0.58%
Western Union Co. (The)	322,482	4,930,750

Diversified Banks—1.04%
U.S. Bancorp	165,808	3,903,120
Wells Fargo & Co.	200,848	4,844,454

		8,747,574

Diversified Chemicals—0.60%
PPG Industries, Inc.	71,683	5,065,121

Diversified Support Services—0.41%
Cintas Corp.	122,544	3,448,388

Drug Retail—0.69%
Walgreen Co.	176,682	5,811,071

Electric Utilities—3.13%
American Electric Power Co., Inc.	346,620	13,178,492
Edison International	110,842	4,239,707
Entergy Corp.	54,711	3,626,792
FirstEnergy Corp.	120,590	5,415,697

		26,460,688

Food Distributors—0.87%
Sysco Corp.	282,495	7,316,621

Health Care Distributors—0.54%
Cardinal Health, Inc.	108,512	4,544,483

Health Care Equipment—0.71%
Medtronic, Inc.	181,561	6,035,088

Health Care Facilities—0.33%
HCA Holdings, Inc. (b)	138,006	2,782,201

Home Improvement Retail—1.00%
Home Depot, Inc. (The)	256,692	8,437,466

Household Products—1.96%
Energizer Holdings, Inc. (b)	42,238	2,806,293
Procter & Gamble Co. (The)	218,095	13,779,242

		16,585,535

Human Resource & Employment Services—0.34%
Manpower, Inc.	19,717	662,885
Robert Half International, Inc.	103,935	2,205,501

		2,868,386

Industrial Conglomerates—3.97%
General Electric Co.	1,463,921	22,310,156
Tyco International Ltd.	275,434	11,223,936

		33,534,092

Industrial Machinery—0.72%
Ingersoll-Rand PLC (Ireland)	217,349	6,105,333

Insurance Brokers—2.03%
Marsh & McLennan Cos., Inc.	647,956	17,196,752

Integrated Oil & Gas—4.02%
ConocoPhillips	45,086	2,854,846
Exxon Mobil Corp.	92,623	6,727,208
Hess Corp.	154,950	8,128,677
Occidental Petroleum Corp.	67,774	4,845,841
Royal Dutch Shell PLC -ADR (United Kingdom)	186,085	11,447,949

		34,004,521

Integrated Telecommunication Services—0.87%
Verizon Communications Inc.	200,913	7,393,598

Internet Software & Services—2.31%
eBay Inc. (b)	465,601	13,730,574
Yahoo!, Inc. (b)	436,770	5,747,893

		19,478,467

Investment Banking & Brokerage—1.27%
Charles Schwab Corp. (The)	550,633	6,205,634

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

	Shares	Value

Investment Banking & Brokerage—(continued)
Morgan Stanley	334,132	$4,510,782

		10,716,416

IT Consulting & Other Services—0.66%
Amdocs Ltd. (b)	205,958	5,585,581

Life & Health Insurance—0.34%
Principal Financial Group, Inc.	127,056	2,880,360

Managed Health Care—2.03%
CIGNA Corp.	53,311	2,235,863
UnitedHealth Group, Inc.	322,907	14,892,471

		17,128,334

Movies & Entertainment—2.42%
Time Warner Inc.	298,426	8,943,827
Viacom Inc. -Class B	296,681	11,493,422

		20,437,249

Office Services & Supplies—0.46%
Avery Dennison Corp.	154,276	3,869,242

Oil & Gas Equipment & Services—1.44%
Baker Hughes Inc.	82,337	3,800,676
Cameron International Corp. (b)	57,896	2,405,000
Schlumberger Ltd.	99,870	5,965,235

		12,170,911

Oil & Gas Exploration & Production—2.16%
Anadarko Petroleum Corp.	215,316	13,575,674
Devon Energy Corp.	83,847	4,648,477

		18,224,151

Oil & Gas Storage & Transportation—0.34%
Williams Cos., Inc. (The)	117,107	2,850,384

Other Diversified Financial Services—3.79%
Bank of America Corp.	406,362	2,486,935
Citigroup Inc.	293,928	7,530,435
JPMorgan Chase & Co.	731,172	22,022,901

		32,040,271

Packaged Foods & Meats—1.66%
Kraft Foods, Inc. -Class A	171,655	5,764,175
Unilever N.V. -New York Shares (Netherlands)	261,778	8,243,389

		14,007,564

Personal Products—1.00%
Avon Products, Inc.	429,854	8,425,138

Pharmaceuticals—4.69%
Abbott Laboratories	85,430	4,368,890

Bristol-Myers Squibb Co.	383,360	12,029,837

Eli Lilly & Co.	32,042	1,184,593
Merck & Co., Inc.	242,579	7,934,759
Pfizer Inc.	800,592	14,154,466.

		39,672,545

Property & Casualty Insurance—0.55%
Chubb Corp. (The)	77,601	4,655,284

Regional Banks—2.15%
BB&T Corp.	191,871	4,092,609
Fifth Third Bancorp	265,247	2,678,995
PNC Financial Services Group, Inc.	194,239	9,360,377
Regions Financial Corp.	609,143	2,028,446

		18,160,427

Semiconductor Equipment—0.51%
Applied Materials, Inc.	416,550	4,311,293

Semiconductors—0.88%
Intel Corp.	235,744	5,028,420
STMicroelectronics N.V. (Switzerland)	132,282	864,178
STMicroelectronics N.V. -New York Shares (Netherlands)	243,394	1,582,061

		7,474,659

Soft Drinks—0.82%
Coca-Cola Co. (The)	103,078	6,963,950

Systems Software—1.47%
Microsoft Corp.	499,911	12,442,785

Wireless Telecommunication Services—1.23%
Vodafone Group PLC -ADR (United Kingdom)	406,230	10,419,799

Total Common Stocks & Other Equity Interests (Cost $551,624,007)		523,924,745

	Principal
	Amount
Bonds & Notes—20.73%
Advertising—0.41%
Interpublic Group of Cos., Inc. (The), Sr. Unsec. Conv. Global Notes,
4.25%, 03/15/12(c)	$1,805,000	1,829,819
4.75%, 03/15/13(c)	1,445,000	1,542,538
WPP Finance (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.00%, 09/15/14	100,000	113,924

		3,486,281

Aerospace & Defense—0.02%
Raytheon Co., Sr. Unsec. Notes, 1.63%, 10/15/15	185,000	184,421

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Agricultural Products—0.04%
Corn Products International, Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	$255,000	$305,227

Airlines—0.07%
Continental Airlines, Inc.-Series 2010-1, Class A, Sec. Pass Through Ctfs., 4.75%, 01/12/21	315,000	306,732
Delta Air Lines, Inc.-Series 2010-1, Class A, Sec. Pass Through Ctfs., 6.20%, 07/02/18	235,816	241,859

		548,591

Alternative Carriers—0.36%
TW Telecom, Inc., Sr. Unsec. Conv. Deb., 2.38%, 04/01/13(c)	2,794,000	3,073,400

Application Software—0.13%
Adobe Systems, Inc., Sr. Unsec. Global Notes, 4.75%, 02/01/20	185,000	195,586
Cadence Design Systems, Inc.-Series B, Sr. Unsec. Conv. Global Notes, 1.50%, 12/15/13	901,000	870,591

		1,066,177

Asset Management & Custody Banks—0.31%
Affiliated Managers Group, Inc., Sr. Unsec. Conv. Notes, 3.95%, 08/15/13(c)	2,511,000	2,645,966

Automobile Manufacturers—0.10%
Daimler Finance North America LLC, Sr. Unsec. Gtd. Global Notes, 7.30%, 01/15/12	190,000	193,185
Sr. Unsec. Gtd. Notes, 1.88%, 09/15/14(d)	700,000	692,435

		885,620

Automotive Retail—0.19%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	585,000	645,801
AutoZone, Inc., Sr. Unsec. Global Notes, 6.50%, 01/15/14	395,000	440,375
Sr. Unsec. Notes, 5.88%, 10/15/12	60,000	62,847
O’Reilly Automotive, Inc., Sr. Unsec. Gtd. Notes,
4.63%, 09/15/21	195,000	195,662
4.88%, 01/14/21	265,000	273,864

		1,618,549

Biotechnology—1.52%
Amylin Pharmaceuticals Inc., Sr. Unsec. Conv. Global Notes, 3.00%, 06/15/14	2,736,000	2,448,720

Dendreon Corp., Sr. Unsec. Conv. Notes, 2.88%, 01/15/16	4,342,000	3,137,095

Gilead Sciences, Inc., Sr. Unsec. Conv. Notes, 1.63%, 05/01/16	6,360,000	7,266,300

		12,852,115

Brewers—0.10%
Anheuser-Busch InBev Worldwide, Inc., Sr. Unsec. Gtd. Global Notes,
3.63%, 04/15/15	395,000	424,973
5.38%, 01/15/20	50,000	58,247
FBG Financial Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.13%, 06/15/15(d)	325,000	358,736

		841,956

Broadcasting—0.02%
COX Communications Inc.,
Sr. Unsec. Global Notes, 5.45%, 12/15/14	20,000	22,212
Sr. Unsec. Notes, 8.38%, 03/01/39(d)	80,000	109,177

		131,389

Cable & Satellite—0.36%
Comcast Corp., Sr. Unsec. Gtd. Global Notes, 5.70%, 05/15/18	445,000	512,939
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/15/16	1,050,000	1,126,781
NBC Universal Media LLC, Sr. Unsec. Global Notes,
2.10%, 04/01/14	230,000	233,408
5.15%, 04/30/20	175,000	191,612
5.95%, 04/01/41	215,000	238,488
Time Warner Cable, Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 02/14/19	215,000	274,087
Sr. Unsec. Gtd. Notes, 5.88%, 11/15/40	470,000	481,848

		3,059,163

Casinos & Gaming—1.03%
International Game Technology, Sr. Unsec. Conv. Notes, 3.25%, 05/01/14	3,656,000	4,222,680
MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	5,130,000	4,520,813

		8,743,493

Communications Equipment—1.26%
Alcatel-Lucent USA, Inc.-Series B, Sr. Unsec. Gtd. Conv. Notes, 2.88%, 06/15/13(c)	6,444,000	5,984,865

Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 03/15/15(d)	1,968,000	1,896,660

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Communications Equipment—(continued)
JDS Uniphase Corp., Sr. Unsec. Conv. Notes,
1.00%, 05/15/13(c)	$1,624,000	$1,591,520
1.00%, 05/15/13(c)(d)	1,100,000	1,077,637
Juniper Networks, Inc., Sr. Unsec. Notes, 4.60%, 03/15/21	120,000	123,882

		10,674,564

Computer & Electronics Retail—0.05%
Best Buy Co., Inc., Sr. Unsec. Notes, 5.50%, 03/15/21	420,000	381,804

Computer Storage & Peripherals—0.91%
SanDisk Corp., Sr. Unsec. Conv. Notes, 1.00%, 05/15/13	7,906,000	7,688,585

Construction Materials—0.32%
Cemex S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Notes,
3.75%, 03/15/18(d)	1,800,000	848,250
4.88%, 03/15/15	3,900,000	1,867,125

		2,715,375

Consumer Finance—0.01%
American Express Credit Corp.-Series C, Sr. Unsec. Medium-Term Global Notes, 7.30%, 08/20/13	35,000	38,314
Capital One Financial Corp., Sr. Unsec. Notes, 6.75%, 09/15/17	50,000	57,036

		95,350

Department Stores—0.05%
Macy’s Retail Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.35%, 03/15/12	400,000	405,500

Diversified Banks—1.55%
Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes,
2.88%, 04/25/14	155,000	145,921
4.00%, 04/27/16	230,000	210,549
Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.88%, 11/10/14(d)	310,000	297,030
Ally Financial, Inc., Gtd. Notes, 2.20%, 12/19/12	550,000	562,426
Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	395,000	406,737
Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes,
5.13%, 01/08/20	60,000	58,980
6.75%, 05/22/19	510,000	557,845
Unsec. Sub. Global Notes, 5.14%, 10/14/20	275,000	225,697
BPCE S.A. (France), Sr. Unsec. Notes, 2.38%, 10/04/13(d)	390,000	372,931
Citibank N.A., Sr. Unsec. Gtd. Notes, 1.75%, 12/28/12	1,500,000	1,526,479
Commonwealth Bank of Australia (Australia), Sr. Unsec. Notes, 5.00%, 10/15/19(d)	320,000	347,829
Credit Suisse AG (Switzerland), Sub. Global Notes, 5.40%, 01/14/20	560,000	539,351
Unsec. Sub. Global Notes, 6.00%, 02/15/18	75,000	75,711
Danske Bank A/S (Denmark), Sr. Unsec. Notes, 3.88%, 04/14/16(d)	565,000	544,483
HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/18(d)	325,000	283,459
HSBC Bank PLC (United Kingdom), Sr. Unsec. Notes, 4.13%, 08/12/20(d)	565,000	560,373
HSBC Finance Corp., Sr. Unsec. Global Notes, 7.00%, 05/15/12	470,000	484,556
Korea Development Bank (South Korea), Sr. Unsec. Global Notes, 4.38%, 08/10/15	200,000	204,559
Lloyds TSB Bank PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/21/16	665,000	649,144
Sr. Unsec. Gtd. Medium-Term Notes, 5.80%, 01/13/20(d)	185,000	178,178
National Australia Bank Ltd. (Australia), Sr. Unsec. Bonds, 3.75%, 03/02/15(d)	190,000	198,471
Nordea Bank A.B. (Sweden), Sr. Unsec. Notes, 4.88%, 01/27/20(d)	245,000	256,741
Rabobank Nederland N.V. (Netherlands), Sr. Unsec. Medium-Term Global Notes, 4.75%, 01/15/20(d)	490,000	550,928
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	445,000	433,468
Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(d)	200,000	184,490
Societe Generale (France), Sr. Unsec. Notes, 2.50%, 01/15/14(d)	705,000	658,831
Standard Chartered Bank (United Kingdom), Unsec. Sub. Notes, 6.40%, 09/26/17(d)	100,000	105,944
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes,
3.85%, 04/27/15(d)	255,000	257,880
5.50%, 11/18/14(d)	100,000	108,588
U.S. Bancorp., Sr. Unsec. Notes, 2.00%, 06/14/13	530,000	539,694

U.S. Bank N.A., Sub. Notes, 3.78%, 04/29/20	450,000	458,212

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Diversified Banks—(continued)
Wells Fargo & Co., Sr. Unsec. Global Notes, 3.63%, 04/15/15	$50,000	$52,231
Sr. Unsec. Notes, 5.63%, 12/11/17	580,000	654,234
Westpac Banking Corp. (Australia), Sr. Unsec. Global Notes, 2.10%, 08/02/13	440,000	446,483

		13,138,433

Diversified Capital Markets—0.05%
Credit Suisse New York (Switzerland), Sr. Unsec. Medium-Term Global Notes, 5.30%, 08/13/19	170,000	171,615
UBS AG (Switzerland), Sr. Unsec. Global Notes, 5.88%, 12/20/17	250,000	256,396

		428,011

Diversified Metals & Mining—0.12%
Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/19(d)	200,000	256,811
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	350,000	375,594
Rio Tinto Finance USA Ltd. (Australia), Sr. Unsec. Gtd. Global Notes, 9.00%, 05/01/19	295,000	397,015
Southern Copper Corp., Sr. Unsec. Global Notes,
5.38%, 04/16/20	5,000	5,072
6.75%, 04/16/40	10,000	10,149

		1,044,641

Diversified Real Estate Activities—0.00%
Brookfield Asset Management, Inc. (Canada), Sr. Unsec. Notes, 7.13%, 06/15/12	20,000	20,679

Diversified REIT’s—0.14%
Dexus Diversified Trust/Dexus Office Trust (Australia), Sr. Unsec. Gtd. Notes, 5.60%, 03/15/21(d)	1,155,000	1,173,711

Diversified Support Services—0.06%
Cintas Corp. No. 2, Sr. Unsec. Gtd. Notes, 2.85%, 06/01/16	520,000	534,584

Drug Retail—0.05%
CVS Pass-Through Trust, Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	382,509	417,481
Sec. Pass Through Ctfs., 8.35%, 07/10/31(d)	33,667	41,941

		459,422

Electric Utilities—0.13%
Electricite de France S.A. (France), Sr. Unsec. Notes, 4.60%, 01/27/20(d)	150,000	157,536
Enel Finance International N.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 5.13%, 10/07/19(d)	425,000	398,284
Iberdola Finance Ireland Ltd. (Ireland), Unsec. Gtd. Unsub. Notes, 3.80%, 09/11/14(d)	200,000	198,265
Ohio Power Co.-Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	200,000	224,799
PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	50,000	66,997
Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	15,000	17,285

		1,063,166

Electronic Components—0.01%
Corning, Inc., Sr. Unsec. Notes,
6.63%, 05/15/19	35,000	42,785
7.25%, 08/15/36	60,000	73,769

		116,554

Environmental & Facilities Services—0.05%
Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	395,000	429,723

Food Retail—0.08%
Delhaize Group S.A. (Belgium), Sr. Unsec. Gtd. Bonds, 5.88%, 02/01/14	180,000	196,776
Safeway, Inc., Sr. Unsec. Global Notes, 3.95%, 08/15/20	500,000	502,313

		699,089

General Merchandise Stores—0.04%
Family Dollar Stores, Inc., Sr. Unsec. Notes, 5.00%, 02/01/21	325,000	318,879

Gold—0.12%
Barrick Gold Corp. (Canada), Sr. Unsec. Global Notes, 2.90%, 05/30/16	425,000	430,331
Gold Fields Orogen Holding BVI Ltd. (Mali), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(d)	665,000	602,383

		1,032,714

Health Care Equipment—0.50%
CareFusion Corp., Sr. Unsec. Global Notes, 4.13%, 08/01/12	330,000	338,493

NuVasive, Inc., Sr. Unsec. Conv. Notes, 2.75%, 07/01/17	1,104,000	927,360

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Health Care Equipment—(continued)
Teleflex, Inc., Sr. Unsec. Sub. Conv. Notes, 3.88%, 08/01/17	$2,736,000	$2,985,660

		4,251,513

Health Care Facilities—0.50%
Lifepoint Hospitals, Inc., Sr. Unsec. Sub. Conv. Notes, 3.50%, 05/15/14	4,141,000	4,213,468

Health Care Services—0.41%
Express Scripts, Inc., Sr. Unsec. Gtd. Global Notes,
5.25%, 06/15/12	925,000	952,229
6.25%, 06/15/14	70,000	77,091
Sr. Unsec. Gtd. Notes,
3.13%, 05/15/16	300,000	303,394
Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	220,000	222,760
Omnicare, Inc., Sr. Unsec. Gtd. Sub. Conv. Notes,
3.75%, 12/15/25	971,000	1,091,161
Series OCR, Sr. Unsec. Gtd. Conv. Deb.,
3.25%, 12/15/15(c)	863,000	784,251

		3,430,886

Hotels, Resorts & Cruise Lines—0.66%
Gaylord Entertainment Co., Sr. Unsec. Gtd. Conv. Notes, 3.75%, 10/01/14(d)	2,778,000	2,826,615
Hyatt Hotels Corp., Sr. Unsec. Notes, 5.75%, 08/15/15(d)	70,000	74,949
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 05/01/12	2,000,000	2,060,000
Wyndham Worldwide Corp., Sr. Unsec. Notes,
5.63%, 03/01/21	580,000	582,175
7.38%, 03/01/20	20,000	22,063

		5,565,802

Housewares & Specialties—0.07%
Tupperware Brands Corp., Sr. Unsec. Gtd. Notes, 4.75%, 06/01/21(d)	605,000	619,961

Hypermarkets & Super Centers—0.01%
Wal-Mart Stores, Inc., Sr. Unsec. Global Notes, 6.50%, 08/15/37	50,000	66,829

Industrial Conglomerates—0.54%
General Electric Capital Corp., Series G, Sr. Gtd. Medium-Term Global Notes, 2.63%, 12/28/12	3,450,000	3,548,793
Sr. Unsec. Gtd. Medium-Term Global Notes, 2.20%, 06/08/12	80,000	81,095
Sr. Unsec. Medium-Term Notes,
6.00%, 08/07/19	300,000	336,922
General Electric Co., Sr. Unsec. Global Notes, 5.25%, 12/06/17	485,000	541,182
Koninklije Philips Electronics N.V. (Netherlands), Sr. Unsec. Global Notes, 5.75%, 03/11/18	25,000	28,720

		4,536,712

Industrial Machinery—0.12%
Pentair, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 05/15/21	950,000	991,806

Integrated Oil & Gas—0.04%
Hess Corp., Sr. Unsec. Global Notes, 5.60%, 02/15/41	195,000	211,943
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.10%, 06/28/15	115,000	122,234

		334,177

Integrated Telecommunication Services—0.25%
AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	4,000	5,530
AT&T, Inc., Sr. Unsec. Global Notes,
2.50%, 08/15/15	20,000	20,479
5.35%, 09/01/40	101,000	106,858
6.15%, 09/15/34	140,000	159,394
Deutsche Telekom International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Bonds, 8.75%, 06/15/30	155,000	208,359
Telecom Italia Capital S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes,
7.00%, 06/04/18	360,000	360,357
7.18%, 06/18/19	160,000	162,218
Verizon Communications, Inc., Sr. Unsec. Global Notes,
3.00%, 04/01/16	230,000	241,225
6.35%, 04/01/19	260,000	313,210
8.95%, 03/01/39	300,000	470,918
Windstream Georgia Communications Corp., Sr. Unsec. Notes, 6.50%, 11/15/13	59,000	60,150

		2,108,698

Internet Retail—0.06%
Expedia Inc., Sr. Unsec. Gtd. Global Notes, 5.95%, 08/15/20	505,000	505,529

Investment Banking & Brokerage—1.36%
Charles Schwab Corp. (The), Sr. Unsec. Notes, 4.45%, 07/22/20	510,000	533,088

Goldman Sachs Group, Inc. (The), Sr. Unsec. Conv. Medium-Term Notes, 1.00%, 03/15/17(d)	3,328,000	2,920,586

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Investment Banking & Brokerage—(continued)
Sr. Unsec. Global Notes,
3.70%, 08/01/15	$65,000	$63,500
6.15%, 04/01/18	905,000	937,255
Unsec. Sub. Global Notes, 6.75%, 10/01/37	385,000	350,018
Jefferies Group, Inc., Sr. Unsec. Conv. Notes, 3.88%, 11/01/17(c)	2,361,200	2,169,353
Sr. Unsec. Notes, 6.88%, 04/15/21	440,000	458,623
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(d)	50,000	48,018
MF Global Holdings Ltd., Sr. Unsec. Conv. Notes,
1.88%, 02/01/16	628,000	502,400
9.00%, 07/01/13(c)	1,300,000	1,386,125
Morgan Stanley, Sr. Unsec. Global Notes,
3.80%, 04/29/16	700,000	647,298
4.00%, 07/24/15	610,000	572,609
Sr. Unsec. Notes,
3.45%, 11/02/15	715,000	659,666
5.75%, 01/25/21	220,000	202,093

		11,450,632

Life & Health Insurance—0.18%
Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	275,000	284,637
MetLife, Inc., Sr. Unsec. Global Notes, 4.75%, 02/08/21	410,000	426,249
Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(d)	215,000	230,496
Prudential Financial, Inc., Series D, Sr. Unsec. Disc. Medium-Term Notes, 4.75%, 09/17/15	255,000	269,894
Sr. Unsec. Medium-Term Notes,
3.88%, 01/14/15	50,000	51,500
6.63%, 12/01/37	110,000	120,310
7.38%, 06/15/19	105,000	124,859

		1,507,945

Life Sciences Tools & Services—0.73%
Illumina Inc., Sr. Unsec. Conv. Notes, 0.25%, 03/15/16(d)	3,420,000	3,018,150
Life Technologies Corp., Sr. Unsec. Conv. Notes, 1.50%, 02/15/12(c)	3,143,000	3,190,145

		6,208,295

Managed Health Care—0.12%
Aetna, Inc., Sr. Unsec. Global Notes, 3.95%, 09/01/20	605,000	628,525
WellPoint, Inc., Sr. Unsec. Notes, 4.35%, 08/15/20	400,000	426,030

		1,054,555

Mortgage Backed Securities—0.01%
U.S. Bank N.A., Sr. Unsec. Medium-Term Notes, 5.92%, 05/25/12	62,627	64,692

Movies & Entertainment—0.35%
Liberty Media LLC, Sr. Unsec. Conv. Notes, 3.13%, 03/30/13(c)	2,627,200	2,834,092
Time Warner, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/16	130,000	147,470

		2,981,562

Multi-Line Insurance—0.04%
CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/20	325,000	332,637
Liberty Mutual Group, Inc., Sr. Unsec. Notes, 5.75%, 03/15/14(d)	45,000	47,233

		379,870

Multi-Utilities—0.02%
Nisource Finance Corp., Sr. Unsec. Gtd. Bonds, 6.80%, 01/15/19	115,000	134,415

Office Electronics—0.01%
Xerox Corp., Sr. Unsec. Notes, 4.25%, 02/15/15	40,000	42,429

Office REIT’s—0.04%
Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	335,000	341,253

Oil & Gas Equipment & Services—0.14%
Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 12/15/12(c)	1,208,000	1,189,880

Oil & Gas Exploration & Production—0.05%
Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 6.88%, 01/20/40	15,000	15,833
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	395,000	415,915

		431,748

Oil & Gas Storage & Transportation—0.11%
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/20	115,000	126,886

Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	25,000	28,341

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Oil & Gas Storage & Transportation —(continued)
Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/19	$245,000	$287,330
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes,
5.65%, 03/01/20	50,000	55,846
7.50%, 09/15/38	120,000	157,172
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/32	185,000	237,588

		893,163

Other Diversified Financial Services—1.00%
Bank of America Corp., Sr. Unsec. Global Notes, 5.75%, 12/01/17	975,000	917,183
Series L, Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/18	350,000	327,250
Bear Stearns Cos., LLC (The), Sr. Unsec. Global Notes, 7.25%, 02/01/18	340,000	399,229
Citigroup Funding, Inc., Unsec. Gtd. Unsub. Global Notes, 2.25%, 12/10/12	3,450,000	3,528,821
Citigroup, Inc., Sr. Unsec. Global Notes,
6.01%, 01/15/15	65,000	68,777
6.13%, 11/21/17	495,000	528,237
8.50%, 05/22/19	455,000	544,002
Sr. Unsec. Notes,
4.75%, 05/19/15	75,000	76,851
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.75%, 07/01/13(d)	340,000	346,801
General Electric Capital Corp., Sr. Unsec. Global Notes, 5.90%, 05/13/14	75,000	82,217
JPMorgan Chase & Co., Sr. Unsec. Global Notes,
4.40%, 07/22/20	400,000	402,988
4.75%, 05/01/13	65,000	68,274
Sr. Unsec. Notes, 6.00%, 01/15/18	615,000	687,994
Unsec. Sub. Global Notes, 5.13%, 09/15/14	70,000	73,581
Merrill Lynch & Co., Inc., Sr. Unsec. Medium-Term Notes, 6.88%, 04/25/18	410,000	402,352
Twin Reefs Pass-Through Trust, Sec. Floating Rate Pass Through Ctfs., 1.39% (Acquired 12/07/04; Cost $90,000)(d)(e)(f)(g)	90,000	—

		8,454,557

Packaged Foods & Meats—0.14%
Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 4.88%, 06/30/20(d)	270,000	277,429
Kraft Foods, Inc., Sr. Unsec. Global Notes,
5.38%, 02/10/20	215,000	243,308
5.63%, 11/01/11	4,000	4,015
7.00%, 08/11/37	305,000	393,352
Sr. Unsec. Notes, 6.88%, 01/26/39	200,000	252,959

		1,171,063

Pharmaceuticals—0.70%
Endo Pharmaceuticals Holdings, Inc., Sr. Unsec. Sub. Conv. Notes, 1.75%, 04/15/15	2,398,000	2,718,732
GlaxoSmithKline Capital Inc., Sr. Unsec. Gtd. Global Bonds,
5.65%, 05/15/18	75,000	90,800
6.38%, 05/15/38	70,000	93,903
Merck & Co. Inc., Sr. Unsec. Global Notes, 5.00%, 06/30/19	280,000	333,349
Pfizer Inc., Sr. Unsec. Global Notes, 6.20%, 03/15/19	650,000	809,102
Salix Pharmaceuticals Ltd., Sr. Unsec. Conv. Notes, 2.75%, 05/15/15	1,835,000	1,835,000

		5,880,886

Property & Casualty Insurance—0.03%
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	25,000	28,019
Travelers Cos., Inc. (The), Sr. Unsec. Notes, 5.35%, 11/01/40	205,000	218,553

		246,572

Railroads—0.08%
CSX Corp., Sr. Unsec. Global Notes, 6.15%, 05/01/37	80,000	97,540
Sr. Unsec. Notes, 5.50%, 04/15/41	380,000	431,424
Union Pacific Corp., Sr. Unsec. Notes, 6.13%, 02/15/20	110,000	133,068

		662,032

Regional Banks—0.20%
Key Bank NA, Sr. Unsec. Gtd. Global Notes, 3.20%, 06/15/12	500,000	510,461
Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(d)	485,000	509,030
PNC Funding Corp., Sr. Unsec. Gtd. Global Notes,
3.63%, 02/08/15	40,000	41,867

5.13%, 02/08/20	360,000	398,746

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Regional Banks-(continued)
Sr. Unsec. Gtd. Notes, 6.70%, 06/10/19	$185,000	$223,094

		1,683,198

Restaurants—0.04%
Yum! Brands, Inc., Sr. Unsec. Global Bonds, 6.25%, 03/15/18	110,000	130,414
Sr. Unsec. Notes, 5.30%, 09/15/19	175,000	198,683

		329,097

Retail REIT’s—0.04%
WEA Finance LLC, Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(d)	270,000	307,363

Semiconductor Equipment—0.25%
Novellus Systems, Inc., Sr. Unsec. Conv. Notes, 2.63%, 05/15/41(d)	2,460,000	2,137,125

Semiconductors—0.93%
Linear Technology Corp., Sr. Unsec. Conv. Notes, 3.00%, 05/01/14(c)(d)	1,193,000	1,222,825

Series A, Sr. Unsec. Conv. Global Notes, 3.00%, 05/01/14(c)	819,000	839,475

Micron Technology, Inc., Sr. Unsec. Conv. Notes, 1.88%, 06/01/14	4,736,000	4,445,920
Xilinx, Inc., Jr. Unsec. Conv. Sub. Notes, 3.13%, 03/15/37(d)	1,302,000	1,308,510

		7,816,730

Sovereign Debt—0.05%
Brazilian Government International Bond (Brazil), Sr. Unsec. Global Bonds, 6.00%, 01/17/17	100,000	114,050
Peruvian Government International Bond (Peru), Sr. Unsec. Global Notes, 7.13%, 03/30/19	10,000	12,087
Republic of Italy (Italy), Sr. Unsec. Global Notes, 6.88%, 09/27/23	320,000	314,289

		440,426

Specialized REIT’s—0.06%
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	495,000	488,503

Steel—0.20%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 9.85%, 06/01/19	446,000	509,213
Sr. Unsec. Global Notes,
3.75%, 08/05/15	585,000	554,678
5.50%, 03/01/21	85,000	76,368
6.13%, 06/01/18	15,000	14,551
6.75%, 03/01/41	85,000	73,534
7.00%, 10/15/39	40,000	35,709
Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes,
4.63%, 09/15/20	20,000	19,391
5.63%, 09/15/19	185,000	192,847
6.88%, 11/10/39	185,000	202,118

		1,678,409

Systems Software—0.27%
Symantec Corp.-Class B, Sr. Unsec. Conv. Global Notes, 1.00%, 06/15/13	1,970,000	2,253,188

Technology Distributors—0.01%
Avnet Inc., Sr. Unsec. Notes, 5.88%, 06/15/20	50,000	53,646

Thrifts & Mortgage Finance—0.20%
MGIC Investment Corp., Sr. Unsec. Conv. Notes, 5.00%, 05/01/17	2,943,000	1,662,795

Tobacco—0.00%
Altria Group Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	35,000	37,599

Trading Companies & Distributors—0.00%
GATX Corp., Sr. Unsec. Notes, 4.75%, 10/01/12	20,000	20,625

Trucking—0.03%
Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	280,000	285,735

Wireless Telecommunication Services—0.52%
America Movil S.A.B. de C.V. (Mexico), Unsec. Gtd. Unsub. Global Notes, 2.38%, 09/08/16	255,000	247,817
American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15	170,000	181,056
Sr. Unsec. Notes, 4.50%, 01/15/18	320,000	318,015
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Unsec. Gtd. Conv. Notes, 8.25%, 12/01/17(c)(d)	554,000	272,845
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 3.21%, 08/15/15(d)	370,000	378,325
SBA Communications Corp., Sr. Unsec. Conv. Notes, 1.88%, 05/01/13	2,909,000	3,032,633

		4,430,691

Total Bonds & Notes (Cost $178,608,389)		175,209,192

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

		Principal
		Amount	Value

U.S. Treasury Securities—8.68%
U.S. Treasury Bills—0.04%
0.08%(h)(i)	11/17/11	$20,000	$20,000
0.01%(h)(i)	11/17/11	320,000	319,996

			339,996

U.S. Treasury Notes—5.71%
0.88%	02/29/12	500,000	501,568
1.00%	04/30/12	400,000	402,016
0.75%	05/31/12	800,000	803,156
1.38%	09/15/12	1,700,000	1,718,926
1.50%	12/31/13	1,085,000	1,113,651
1.75%	03/31/14	2,300,000	2,378,344
2.63%	07/31/14	1,100,000	1,168,062
2.38%	10/31/14	15,720,000	16,641,094
2.13%	11/30/14	5,250,000	5,520,703
2.25%	01/31/15	6,000,000	6,342,187
2.50%	03/31/15	275,000	293,520
2.13%	05/31/15	680,000	717,506
2.25%	03/31/16	2,000,000	2,125,937
2.63%	04/30/16	2,000,000	2,159,062
4.00%	08/15/18	3,055,000	3,579,601
3.63%	08/15/19	1,525,000	1,755,656
3.38%	11/15/19	300,000	340,172
3.63%	02/15/20	46,000	53,094
2.63%	11/15/20	600,000	641,531

			48,255,786

U.S. Treasury Bonds—2.93%
8.13%	08/15/21	2,700,000	4,226,344
6.63%	02/15/27	2,500,000	3,820,312
5.38%	02/15/31	8,995,000	12,652,030
4.25%	05/15/39	805,000	1,013,294
4.50%	08/15/39	40,000	52,363
4.63%	02/15/40	250,000	334,062
4.38%	05/15/40	80,000	102,987
3.88%	08/15/40	20,000	23,763
4.25%	11/15/40	2,000,000	2,529,062

			24,754,217

Total U.S. Treasury Securities (Cost $66,099,738)			73,349,999

	Shares
Preferred Stocks—1.65%
Health Care Facilities—0.18%
HealthSouth Corp., Series A, $65.00 Conv. Pfd.	1,785	1,479,765

Health Care Services—0.13%
Omnicare Capital Trust II, Series B, $2.00 Conv. Pfd.	26,407	1,063,146

Multi-Utilities—0.24%
CenterPoint Energy, Inc. $1.88 Conv. Pfd.	62,215	2,053,095

	Shares	Value

Oil & Gas Storage & Transportation—0.51%
El Paso Energy Captial Trust I $2.38 Conv. Pfd	95,499	$4,270,715

Regional Banks—0.36%
KeyCorp, Series A, $7.75 Conv. Pfd.	30,290	3,074,435

Research & Consulting Services—0.05%
Nielsen Holdings N.V., $3.13 Conv. Pfd. (Netherlands)	7,510	404,132

Trucking—0.18%
Swift Mandatory Common Exchange Security Trust, $0.66 Conv. Pfd.(d)	199,220	1,561,885

Total Preferred Stocks (Cost $12,665,371)		13,907,173

	Principal
	Amount
U.S. Government Sponsored Agency Securities—0.88%
Federal Home Loan Mortgage Corp. (FHLMC)—0.64%
Sr. Unsec. Global Bonds, 6.75%, 03/15/31	$750,000	1,133,944
Sr. Unsec. Global Notes,
3.00%, 07/28/14	1,020,000	1,089,291
5.00%, 04/18/17	1,500,000	1,779,724
5.50%, 08/23/17	140,000	171,055
Unsec. Global Notes,
4.88%, 06/13/18	1,000,000	1,195,615

		5,369,629

Federal National Mortgage Association (FNMA)—0.24%
Sr. Unsec. Global Notes, 4.38%, 10/15/15	1,700,000	1,927,640
Unsec. Global Notes, 2.63%, 11/20/14	130,000	137,730

		2,065,370

Total U.S. Government Sponsored Agency Securities (Cost $6,741,412)		7,434,999

Municipal Obligation—0.04%
Texas (State of) Transportation Commission;-Series 2010 B, Taxable First Tier Build America RB, 5.03%, 04/01/26 (Cost $240,000)	240,000	288,418

Asset-Backed Securities—0.00%
Countrywide Asset-Backed Ctfs.-Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 09/25/37 (Cost $24,057)	24,548	24,074

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

U.S. Government Sponsored Mortgage-Backed Securities—0.00%
Federal Home Loan Mortgage Corp. (FHLMC)—0.00%
Pass Through Ctfs.,
6.50%, 02/01/26	$6,380	$7,248
5.50%, 02/01/37	612	664

		7,912

Federal National Mortgage Association (FNMA)—0.00%
Pass Through Ctfs.,
6.00%, 01/01/17	1,570	1,706
5.50%, 03/01/21	634	689
8.00%, 08/01/21	5,177	5,957
9.50%, 04/01/30	12,099	14,526

		22,878

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $28,160)		30,790

	Shares
Money Market Funds—5.91%
Liquid Assets Portfolio — Institutional Class (j)	24,979,896	24,979,896
Premier Portfolio — Institutional Class (j)	24,979,895	24,979,895

Total Money Market Funds (Cost $49,959,791)		49,959,791

TOTAL INVESTMENTS—99.89% (Cost $865,990,925)		844,129,181

OTHER ASSETS LESS LIABILITIES—0.11%		969,253

NET ASSETS—100.00%		$845,098,434

Investment Abbreviations:

ADR	— American Depositary Receipt

Conv.	— Convertible

Ctfs.	— Certificates

Deb.	— Debentures

FHLMC	— Federal Home Loan Mortgage Corp.

FNMA	— Federal National Mortgage Association

Gtd.	— Guaranteed

Jr.	— Junior

Pfd.	— Preferred

RB	— Revenue Bonds

REIT	— Real Estate Investment Trust

Sec.	— Secured

Sr.	— Senior

Sub.	— Subordinated

Unsec.	— Unsecured

Unsub.	— Unsubordinated

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2011 was $30,826,128, which represented 3.65% of the Trust’s Net Assets.

(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at September 30, 2011 represented 0.00% of the Fund’s Net Assets.

(f)	Perpetual bond with no specified maturity date.

(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2011.

(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(j)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Van Kampen V.I. Equity and Income Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
Invesco Van Kampen V.I. Equity and Income Fund

E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco Van Kampen V.I. Equity and Income Fund

     The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended September 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$581,428,654	$6,363,055	$—	$587,791,709
U.S. Treasury Securities	—	73,349,999	—	73,349,999
U.S. Government Sponsored Securities	—	7,465,789	—	7,465,789
Corporate Debt Securities	—	175,209,192	0	175,209,192
Asset Backed Securities	—	24,074	—	24,074
Municipal Obligations	—	288,418	—	288,418
	$581,428,654	$262,700,527	$0	$844,129,181
Foreign Currency Contracts*	—	345,805	—	345,805
Futures*	(397,627)	—	—	(397,627)

Total Investments	$581,031,027	$263,046,332	$0	$844,077,359

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivatives Investments

Open Foreign Currency Contracts
					Unrealized
Settlement		Contract to			Appreciation
Date	Counterparty	Deliver	Receive	Value	(Depreciation)

10/17/11	State Street	EUR 4,973,447	USD 6,768,121	$6,661,056	$107,065
10/17/11	Bank of New York	EUR 5,523,096	USD 7,518,514	7,397,214	121,300
10/17/11	State Street	GBP 4,932,412	USD 7,808,205	7,688,784	119,421
10/17/11	Bank of New York	JPY 254,669,711	USD 3,302,873	$3,304,854	$(1,981)

Total open foreign currency contracts					$345,805

Currency Abbreviations:

JPY — Japanese Yen

EUR — Euro

GBP — British Pound Sterling

USD — U.S. Dollar
Invesco Van Kampen V.I. Equity and Income Fund

Open Futures Contracts
				Unrealized
	Number of	Expiration	Notional	Appreciation
Long Contracts	Contracts	Month	Value	(Depreciation)
| | | |
U.S. Treasury 2 Year Notes	42	December-2011	$9,248,531	$(11,244)
Short Contracts
U.S. Treasure 5 Year Notes	83	December-2011	(10,166,203)	(17,682)
U.S. Treasury 10Year Notes	41	December-2011	(5,333,844)	(43,729)
U.S. Long Bonds	46	December-2011	(6,560,750)	(324,972)

Subtotal	170		$(22,060,797)	$(386,383)

Total			$(12,812,266)	$(397,627)

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2011 was $211,264,723 and $161,459,776 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$50,418,536
Aggregate unrealized (depreciation) of investment securities	(75,912,501)

Net unrealized appreciation (depreciation) of investment securities	$(25,493,965)

Cost of investments for tax purposes is $869,623,146.
Invesco Van Kampen V.I. Equity and Income Fund

Invesco Van Kampen V.I. Global Value Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2011

VK-VIGVE-QTR-1 09/11	Invesco Advisers, Inc.

Schedule of Investments
September 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—95.83%
Australia—2.53%
Australia & New Zealand Banking Group Ltd.	45,373	$842,906
Macquarie Group Ltd.	25,581	547,381
Telstra Corp. Ltd.	344,998	1,028,559

		2,418,846

Brazil—1.16%
Banco Santander Brasil S.A. (a)	26,900	199,148
Companhia Energetica de Minas Gerais -ADR	13,778	204,465
PDG Realty S.A. Empreendimentos e Participacoes	63,600	204,834
Petroleo Brasileiro S.A. -ADR	11,899	267,133
Vale S.A. -ADR	10,405	237,234

		1,112,814

Canada—2.11%
Nexen Inc.	57,392	892,472
Toronto-Dominion Bank (The)	15,752	1,120,914

		2,013,386

China—1.02%
China Construction Bank Corp. -Class H	246,000	146,788
China Dongxiang Group Co.	586,000	99,023
China Minsheng Banking Corp., Ltd. -Class H	407,500	244,497
CNOOC Ltd.	136,000	218,494
KWG Property Holding Ltd.	232,500	84,462
Renhe Commercial Holdings Co., Ltd.	1,780,000	184,795

		978,059

France—4.58%
BNP Paribas S.A.	31,125	1,231,771
Bouygues S.A. (b)	28,012	926,814
Sanofi	17,632	1,157,485
Total S.A.	24,057	1,060,491

		4,376,561

Germany—2.07%
Deutsche Lufthansa AG	85,887	1,107,736
Salzgitter AG	18,094	867,938

		1,975,674

Hong Kong—1.66%
Cheung Kong (Holdings) Ltd.	75,000	800,542
China Mobile Ltd.	38,500	375,465
Esprit Holdings Ltd.	334,300	405,584

		1,581,591

Indonesia—0.22%
PT Telekomunikasi Indonesia Tbk	244,500	206,014

Italy—0.99%
Eni S.p.A.	53,808	945,254

Japan—13.81%
Asahi Group Holdings, Ltd.	89,000	1,885,934
FUJIFILM Holdings Corp.	33,100	768,762
Mitsubishi Corp.	59,600	1,214,522
Mitsubishi UFJ Financial Group, Inc.	295,900	1,330,806
Nippon Telegraph & Telephone Corp.	35,400	1,702,453
Nippon Yusen Kabushiki Kaisha	331,000	894,153
Nissan Motor Co., Ltd.	206,700	1,827,845
Seven & I Holdings Co., Ltd.	38,800	1,089,902
Sumitomo Chemical Co., Ltd.	262,000	1,008,334
Yamada Denki Co., Ltd.	21,080	1,472,709

		13,195,420

Mexico—0.36%
America Movil S.A.B. de C.V. -Series L	200,800	221,545
Desarrolladora Homex S.A.B. de C.V. -ADR(c)	8,987	121,325

		342,870

Netherlands—1.16%
Unilever N.V.	34,924	1,105,977

Norway—2.45%
Statoil A.S.A.	44,056	941,257
Yara International A.S.A.	36,583	1,394,995

		2,336,252

Poland—0.20%
KGHM Polska Miedz S.A.	4,805	188,668

Russia—0.49%
Gazprom OAO -ADR	16,444	157,294
Magnitogorsk Iron & Steel Works-GDR	23,624	111,500
Rosneft Oil Co.-GDR	34,186	199,163

		467,957

South Africa—0.98%
Sasol Ltd.	5,452	222,617
Standard Bank Group Ltd.	19,390	222,009
Steinhoff International Holdings Ltd. (c)	94,028	260,303
Tiger Brands Ltd.	9,074	234,984

		939,913

South Korea—2.35%
Dongbu Insurance Co., Ltd.	5,376	226,399
Hyundai Mipo Dockyard Co., Ltd.	2,097	180,807
Hyundai Mobis	1,575	447,286
KT&G Corp.	3,715	231,774
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Global Value Equity Fund

	Shares	Value

South Korea—(continued)
LG Electronics Inc.	1,784	$102,030
POSCO	805	247,488
Samsung Electronics Co., Ltd.	562	393,672
Shinhan Financial Group Co., Ltd.	5,974	208,904
SK Telecom Co., Ltd. -ADR	14,460	203,452

		2,241,812

Spain—3.03%
Banco Santander S.A.	112,611	920,428
Iberdrola S.A.	153,893	1,041,271
Telefonica S.A.	48,445	928,581

		2,890,280

Switzerland—5.77%
ACE Ltd.	38,474	2,331,525
Holcim Ltd. (c)	17,315	915,396
Swisscom AG	3,116	1,266,119
Zurich Financial Services AG (c)	4,828	999,521

		5,512,561

Taiwan—0.64%
AU Optronics Corp. -ADR	24,386	96,568
Coretronic Corp	121,000	88,909
HTC Corp.	9,038	198,491
Powertech Technology Inc.	107,300	228,284

		612,252

Thailand—0.35%
Bangkok Bank PLC -NVDR	54,400	242,864
PTT PCL	11,500	95,829

		338,693

Turkey—0.15%
Asya Katilim Bankasi A.S. (c)	135,217	140,516

United Arab Emirates—0.26%
Dragon Oil PLC	33,063	244,899

United Kingdom—9.75%
Barclays PLC	323,859	794,864
BHP Billiton PLC	58,522	1,550,415
GlaxoSmithKline PLC	49,241	1,016,457
Imperial Tobacco Group PLC	75,339	2,543,746
National Grid PLC	108,288	1,073,477
Royal Dutch Shell PLC — Class A	75,400	2,338,105

		9,317,064

United States—37.74%
3M Co.	15,002	1,076,994
Apache Corp.	10,446	838,187
Archer-Daniels-Midland Co.	68,656	1,703,355
Bank of America Corp.	112,339	687,515
Bank of New York Mellon Corp. (The)	40,497	752,839
Best Buy Co., Inc.	43,671	1,017,534
Chevron Corp.	25,865	2,393,030
Cisco Systems, Inc.	115,532	1,789,591
Coach, Inc.	36,348	1,883,917
ConocoPhillips	28,541	1,807,216
Corning Inc.	102,265	1,263,996
CVS Caremark Corp.	38,881	1,305,624
Energen Corp.	24,897	1,018,038
GameStop Corp. -Class A (b)(c)	53,019	1,224,739
General Dynamics Corp.	30,473	1,733,609
Gilead Sciences, Inc. (c)	28,833	1,118,720
Johnson & Johnson	30,703	1,956,088
Merck & Co., Inc.	53,350	1,745,079
Microsoft Corp.	42,400	1,055,336
Morgan Stanley	48,604	656,154
Oracle Corp.	65,489	1,882,154
Stryker Corp.	20,220	952,969
Valero Energy Corp.	55,049	978,771
W. R. Berkley Corp.	33,522	995,268
WellPoint, Inc.	33,062	2,158,287
Western Digital Corp. (c)	79,763	2,051,504

		36,046,514

Total Common Stocks & Other Equity Interests (Cost $98,907,089)		91,529,847

Investment Companies—0.50%
Investment Companies-Exchange Traded Funds—0.50%
WisdomTree India Earnings Fund	26,500	480,975

Total Exchange Traded Funds (Cost $618,807)		480,975

Preferred Stocks—1.51%
Brazil—0.12%
Usinas Siderurgicas de Minas Gerais S.A. -Class A -4.93% Pfd.	20,100	112,699

Germany—1.39%
Porsche Automobil Holding SE -1.04% Pfd.	27,791	1,330,113

Total Preferred Stocks (Cost $1,635,667)		1,442,812

Money Market Funds—1.11%
Liquid Assets Portfolio — Institutional Class (d)	528,998	528,998
Premier Portfolio — Institutional Class (d)	528,998	528,998

Total Money Market Funds (Cost $1,057,996)		1,057,996

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—98.95% (Cost $102,219,559)		94,511,630

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Global Value Equity Fund

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—1.82%
Liquid Assets Portfolio - Institutional Class (Cost $1,739,150)(d)(e)	1,739,150	$1,739,150

TOTAL INVESTMENTS—100.77% (Cost $103,958,709)		96,250,780

OTHER ASSETS LESS LIABILITIES—(0.77)%		(736,686)

NET ASSETS—100.00%		$95,514,094

Investment Abbreviations:

ADR	—American Depositary Receipt

GDR	—Global Depositary Receipt

NVDR	—Non-Voting Depositary Receipt

Pfd.	—Preferred

Notes to Schedule of Investments:

(a)	Each unit represents 55 common shares and 50 preferred shares.

(b)	All or a portion of this security was out on loan at September 30, 2011.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Global Value Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Van Kampen V.I. Global Value Equity Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on
Invesco Van Kampen V.I. Global Value Equity Fund

securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Australia	$—	$2,418,846	$—	$2,418,846
Brazil	1,225,513	—	—	1,225,513
Canada	2,013,386	—	—	2,013,386
China	—	978,059	—	978,059
France	—	4,376,561	—	4,376,561
Germany	—	3,305,787	—	3,305,787
Hong Kong	—	1,581,591	—	1,581,591
Indonesia	—	206,014	—	206,014
Italy	—	945,254	—	945,254
Japan	—	13,195,420	—	13,195,420
Mexico	342,870	—	—	342,870

Invesco Van Kampen V.I. Global Value Equity Fund

	Level 1*	Level 2*	Level 3	Total

Netherlands	—	1,105,977	—	1,105,977
Norway	—	2,336,252	—	2,336,252
Poland		188,668		188,668
Russia	—	467,957	—	467,957
South Africa	—	939,913	—	939,913
South Korea	435,226	1,806,586	—	2,241,812
Spain	—	2,890,280	—	2,890,280
Switzerland	2,331,525	3,181,036	—	5,512,561
Taiwan	96,568	515,684	—	612,252
Thailand	95,829	242,864	—	338,693
Turkey	—	140,516	—	140,516
United Arab Emirates	—	244,899	—	244,899
United Kingdom	—	9,317,064	—	9,317,064
United States	39,324,635	—	—	39,324,635

	$45,865,552	$50,385,228	$—	$96,250,780

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2011 was $25,291,417 and $24,672,582, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$6,373,053
Aggregate unrealized (depreciation) of investment securities	(14,095,891)

Net unrealized (depreciation) of investment securities	$(7,722,838)

Cost of investments for tax purposes is $103,973,618.
Invesco Van Kampen V.I. Global Value Equity Fund

Invesco Van Kampen V.I. Growth and Income Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2011

VK-VIGRI-QTR-1 09/11	Invesco Advisers, Inc.

Schedule of Investments
September 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—93.04%(a)
Advertising—0.00%
Interpublic Group of Cos., Inc. (The)	3,808	$27,418

Agricultural Products—0.88%
Archer-Daniels-Midland Co.	591,138	14,666,134

Air Freight & Logistics—0.44%
FedEx Corp.	107,044	7,244,738

Asset Management & Custody Banks—1.44%
Northern Trust Corp.	331,548	11,597,549
State Street Corp.	383,149	12,322,072

		23,919,621

Cable & Satellite—3.39%
Comcast Corp. -Class A	1,522,635	31,823,071
Time Warner Cable, Inc.	389,156	24,388,407

		56,211,478

Computer Hardware—2.12%
Dell Inc. (b)	1,164,306	16,474,930
Hewlett-Packard Co.	835,258	18,751,542

		35,226,472

Consumer Electronics—0.79%
Sony Corp. -ADR (Japan)	685,518	13,024,842

Data Processing & Outsourced Services—0.87%
Western Union Co. (The)	946,696	14,474,982

Diversified Banks—1.55%
U.S. Bancorp	481,139	11,326,012
Wells Fargo & Co.	595,413	14,361,362

		25,687,374

Diversified Chemicals—0.90%
PPG Industries, Inc.	211,054	14,913,076

Diversified Support Services—0.62%
Cintas Corp.	366,478	10,312,691

Drug Retail—1.02%
Walgreen Co.	513,619	16,892,929

Electric Utilities—4.83%
American Electric Power Co., Inc.	1,068,365	40,619,237
Edison International	326,025	12,470,456
Entergy Corp.	163,189	10,817,799
FirstEnergy Corp.	359,172	16,130,415

		80,037,907

Food Distributors—1.30%
Sysco Corp.	831,261	21,529,660

Health Care Distributors—0.85%
Cardinal Health, Inc.	334,601	14,013,090

Health Care Equipment—1.05%
Medtronic, Inc.	522,326	17,362,116

Health Care Facilities—0.49%
HCA Holdings, Inc. (b)	401,235	8,088,897

Home Improvement Retail—1.51%
Home Depot, Inc.	763,699	25,102,786

Household Products—2.94%
Energizer Holdings, Inc. (b)	124,288	8,257,695
Procter & Gamble Co. (The)	639,889	40,428,187

		48,685,882

Human Resource & Employment Services—0.53%
Manpower, Inc.	57,559	1,935,133
Robert Half International, Inc.	320,109	6,792,713

		8,727,846

Industrial Conglomerates—5.94%
General Electric Co.	4,303,969	65,592,488
Tyco International Ltd.	809,214	32,975,470

		98,567,958

Industrial Machinery—1.08%
Ingersoll-Rand PLC (Ireland)	639,011	17,949,819

Insurance Brokers—2.99%
Marsh & McLennan Cos., Inc.	1,870,984	49,655,915

Integrated Oil & Gas—6.11%
ConocoPhillips	131,132	8,303,278
Exxon Mobil Corp.	273,032	19,830,314
Hess Corp.	455,786	23,910,534
Occidental Petroleum Corp.	197,019	14,086,859
Royal Dutch Shell PLC -ADR (United Kingdom)	570,860	35,119,307

		101,250,292

Integrated Telecommunication Services—1.33%
Verizon Communications, Inc.	599,681	22,068,261

Internet Software & Services—3.45%
eBay Inc. (b)	1,354,916	39,956,473
Yahoo!, Inc. (b)	1,308,146	17,215,201

		57,171,674

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Growth and Income Fund

	Shares	Value

Investment Banking & Brokerage—1.92%
Charles Schwab Corp. (The)	1,641,873	$18,503,909
Morgan Stanley	988,684	13,347,234

		31,851,143

IT Consulting & Other Services—1.01%
Amdocs Ltd. (b)	615,216	16,684,658

Life & Health Insurance—0.51%
Principal Financial Group, Inc.	373,880	8,475,859

Managed Health Care—3.09%
CIGNA Corp.	156,605	6,568,014
UnitedHealth Group, Inc.	967,488	44,620,546

		51,188,560

Movies & Entertainment—3.61%
Time Warner, Inc.	876,782	26,277,157
Viacom, Inc. -Class B	869,087	33,668,430

		59,945,587

Office Services & Supplies—0.52%
Avery Dennison Corp.	340,914	8,550,123

Oil & Gas Equipment & Services—2.15%
Baker Hughes, Inc.	241,489	11,147,132
Cameron International Corp. (b)	169,816	7,054,157
Schlumberger Ltd.	292,325	17,460,572

		35,661,861

Oil & Gas Exploration & Production—3.23%
Anadarko Petroleum Corp.	622,731	39,263,190
Devon Energy Corp.	258,573	14,335,287

		53,598,477

Oil & Gas Storage & Transportation—0.50%
Williams Cos., Inc. (The)	343,713	8,365,974

Other Diversified Financial Services—5.65%
Bank of America Corp.	1,202,411	7,358,755
Citigroup, Inc.	864,922	22,159,302
JPMorgan Chase & Co.	2,130,406	64,167,829

		93,685,886

Packaged Foods & Meats—2.48%
Kraft Foods, Inc. -Class A	504,317	16,934,965
Unilever N.V. -New York Shares (Netherlands)	766,013	24,121,749

		41,056,714

Personal Products—1.49%
Avon Products, Inc.	1,263,783	24,770,147

Pharmaceuticals—7.03%
Abbott Laboratories	263,180	13,459,025
Bristol-Myers Squibb Co.	1,121,944	35,206,603
Eli Lilly & Co.	94,135	3,480,171
Merck & Co., Inc.	712,307	23,299,562
Pfizer, Inc.	2,326,337	41,129,638

		116,574,999

Property & Casualty Insurance—0.83%
Chubb Corp. (The)	230,316	13,816,657

Regional Banks—3.24%
BB&T Corp.	557,520	11,891,901
Fifth Third Bancorp	786,186	7,940,479
PNC Financial Services Group, Inc.	579,753	27,938,297
Regions Financial Corp.	1,792,482	5,968,965

		53,739,642

Semiconductor Equipment—0.76%
Applied Materials, Inc.	1,223,827	12,666,609

Semiconductors—1.32%
Intel Corp.	686,885	14,651,257
STMicroelectronics N.V. (Switzerland)	387,902	2,401,867
STMicroelectronics N.V. -New York Shares (Netherlands)	716,645	4,790,413

		21,843,537

Soft Drinks—1.22%
Coca-Cola Co. (The)	298,956	20,197,467

Systems Software—2.18%
Microsoft Corp.	1,453,258	36,171,592

Wireless Telecommunication Services—1.88%
Vodafone Group PLC -ADR (United Kingdom)	1,212,502	31,100,676

Total Common Stocks & Other Equity Interests (Cost $1,666,267,990)		1,542,760,026

Money Market Funds—6.42%
Liquid Assets Portfolio — Institutional Class (c)	53,197,395	53,197,395
Premier Portfolio — Institutional Class (c)	53,197,396	53,197,396

Total Money Market Funds (Cost $106,394,791)		106,394,791

TOTAL INVESTMENTS—99.46% (Cost $1,772,662,781)		1,649,154,817

OTHER ASSETS LESS LIABILITIES—0.54%		9,035,909

NET ASSETS—100.00%		$1,658,190,726

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Growth and Income Fund

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity
Invesco Van Kampen V.I. Growth and Income Fund

securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign
Invesco Van Kampen V.I. Growth and Income Fund

withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended September 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,646,752,950	$2,401,867	$—	$1,649,154,817
Foreign Currency Contracts*		1,058,471		1,058,471

Total Investments	$1,646,752,950	3,460,338	—	$1,650,213,288

*	Unrealized appreciation.
Invesco Van Kampen V.I. Growth and Income Fund

NOTE 3 — Derivative Instruments

Open Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)

10/17/11	State Street CA	EUR	15,256,290	USD	20,768,845	$20,433,112	$335,733
10/17/11	Bank of New York	EUR	16,033,029	USD	21,834,180	21,473,417	360,763
10/17/11	Bank of New York	EUR	480,270	USD	654,424	643,238	11,186
10/17/11	Bank of New York	EUR	120,710	USD	165,144	161,669	3,475
10/17/11	Bank of New York	EUR	51,055	USD	70,207	68,379	1,828
10/17/11	Bank of New York	EUR	285,332	USD	384,579	382,152	2,427
10/17/11	Bank of New York	EUR	243,767	USD	327,276	326,482	794
10/17/11	Bank of New York	EUR	140,512	USD	189,514	188,191	1,323
10/17/11	State Street CA	GBP	14,341,262	USD	22,702,792	22,355,570	347,222
10/17/11	Bank of New York	JPY	807,499,270	USD	10,472,655	10,478,935	(6,280)

Total open foreign currency contracts							$1,058,471

Currency Abbreviations:
EUR — Euro
GBP— British Pound
JPY — Japanese Yen
USD — U.S. Dollar
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2011 was $335,268,838 and $351,439,060, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$73,440,088
Aggregate unrealized (depreciation) of investment securities	(199,229,349)

Net unrealized (depreciation) of investment securities	$(125,789,261)

Cost of investments for tax purposes is $1,774,944,078.

Invesco Van Kampen V.I. Mid Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2011

VK-VIMCG-QTR-1 09/11	Invesco Advisers, Inc.

Schedule of Investments
September 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—98.20%(a)
Air Freight & Logistics—1.86%
C.H. Robinson Worldwide, Inc.	16,198	$1,109,077

Apparel Retail—2.42%
Abercrombie & Fitch Co. -Class A	23,460	1,444,198

Apparel, Accessories & Luxury Goods—1.50%
Coach, Inc.	17,275	895,363

Application Software—1.16%
Citrix Systems, Inc. (b)	12,658	690,241

Asset Management & Custody Banks—0.65%
Affiliated Managers Group, Inc. (b)	5,001	390,328

Auto Parts & Equipment—2.70%
BorgWarner, Inc. (b)	11,831	716,130
Gentex Corp.	37,352	898,316

		1,614,446

Automobile Manufacturers—0.27%
Tesla Motors, Inc. (b)	6,572	160,291

Biotechnology—2.18%
BioMarin Pharmaceutical Inc. (b)	22,975	732,213
United Therapeutics Corp. (b)	15,192	569,548

		1,301,761

Broadcasting—1.92%
Discovery Communications, Inc. -Class A (b)	30,457	1,145,792

Communications Equipment—2.56%
Acme Packet, Inc. (b)	7,219	307,457
F5 Networks, Inc. (b)	11,593	823,683
Sycamore Networks, Inc.	21,940	396,017

		1,527,157

Construction & Farm Machinery & Heavy Trucks—2.05%
AGCO Corp. (b)	20,476	707,856

Navistar International Corp. (b)	16,068	516,104

		1,223,960

Consumer Finance—1.62%
Discover Financial Services	42,170	967,380

Electrical Components & Equipment—1.43%
Cooper Industries PLC (Ireland)	18,491	852,805

Electronic Components—1.50%
Amphenol Corp. -Class A	21,899	892,822

Fertilizers & Agricultural Chemicals—1.60%
Intrepid Potash, Inc. (b)	38,308	952,720

Footwear—2.99%
Crocs, Inc. (b)	33,976	804,212
Deckers Outdoor Corp. (b)	10,516	980,722

		1,784,934

General Merchandise Stores—1.54%
Dollar Tree, Inc. (b)	12,261	920,924

Health Care Equipment—1.36%
CareFusion Corp. (b)	33,836	810,372

Health Care Facilities—2.32%
Brookdale Senior Living, Inc. (b)	31,351	393,142

Universal Health Services, Inc. -Class B	29,132	990,488

		1,383,630

Health Care Services—3.20%
DaVita, Inc. (b)	19,267	1,207,463
Quest Diagnostics Inc.	14,190	700,418

		1,907,881

Health Care Technology—1.85%
Allscripts Healthcare Solutions, Inc. (b)	61,330	1,105,167

Hotels, Resorts & Cruise Lines—1.21%
Starwood Hotels & Resorts Worldwide, Inc.	18,692	725,623

Household Products—2.00%
Church & Dwight Co., Inc.	27,071	1,196,538

Human Resource & Employment Services—1.27%
Robert Half International, Inc.	35,674	757,002

Industrial Gases—2.23%
Airgas, Inc.	20,862	1,331,413

Industrial Machinery—2.90%
Flowserve Corp.	9,777	723,498
Gardner Denver Inc.	15,860	1,007,903

		1,731,401

Internet Software & Services—1.28%
Equinix, Inc. (b)	8,584	762,517

IT Consulting & Other Services—4.35%
Cognizant Technology Solutions Corp. -Class A (b)	14,818	929,089
Gartner Inc. (b)	18,062	629,822
Teradata Corp. (b)	19,387	1,037,786

		2,596,697

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Mid Cap Growth Fund

	Shares	Value

Life Sciences Tools & Services—0.43%
Illumina, Inc. (b)	6,279	$256,937

Managed Health Care—3.37%
Aetna Inc.	34,822	1,265,780
CIGNA Corp.	17,810	746,951

		2,012,731

Movies & Entertainment—1.40%
Cinemark Holdings, Inc.	44,189	834,288

Oil & Gas Equipment & Services—4.56%
Cameron International Corp. (b)	30,980	1,286,909
Complete Production Services, Inc. (b)	45,837	864,028
Superior Energy Services, Inc. (b)	21,783	571,586

		2,722,523

Oil & Gas Exploration & Production—3.02%
Cabot Oil & Gas Corp.	15,379	952,114
Whiting Petroleum Corp. (b)	24,180	848,234

		1,800,348

Packaged Foods & Meats—2.66%
Green Mountain Coffee Roasters, Inc. (b)	8,658	804,675
H.J. Heinz Co.	15,546	784,762

		1,589,437

Pharmaceuticals—1.83%
Hospira, Inc. (b)	29,544	1,093,128

Railroads—1.84%
Kansas City Southern (b)	22,053	1,101,768

Restaurants—1.31%
Panera Bread Co. -Class A (b)	7,548	784,539

Semiconductor Equipment—2.77%
KLA-Tencor Corp.	20,796	796,071
Lam Research Corp. (b)	22,553	856,563

		1,652,634

Semiconductors—5.09%
Altera Corp.	28,825	908,852
Avago Technologies Ltd. (Singapore)	24,830	813,679
Cavium Inc. (b)	18,515	500,090
Linear Technology Corp.	29,543	816,864

		3,039,485

Specialized Consumer Services—0.70%
Coinstar, Inc. (b)(c)	10,461	418,440

Specialized Finance—0.75%
Moody’s Corp.	14,754	449,259

Specialty Chemicals—1.83%
Albemarle Corp.	14,657	592,143

LyondellBasell Industries N.V.,Class A (Netherlands)	20,583	502,843

		1,094,986

Specialty Stores—5.35%
Dick’s Sporting Goods, Inc. (b)	30,712	1,027,623
PetSmart, Inc.	26,178	1,116,492
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	16,870	1,049,820

		3,193,935

Systems Software—1.03%
Check Point Software Technologies Ltd. (Israel)(b)	11,686	616,553

Technology Distributors—1.03%
Avnet, Inc. (b)	23,599	615,462

Trucking—1.43%
J.B. Hunt Transport Services, Inc.	23,573	851,457

Wireless Telecommunication Services—3.88%
NII Holdings, Inc. (b)	45,371	1,222,748
SBA Communications Corp. -Class A (b)	31,668	1,091,913

		2,314,661

Total Common Stocks & Other Equity Interests (Cost $64,197,433)		58,625,011

Money Market Funds—2.86%
Liquid Assets Portfolio — Institutional Class (d)	853,135	853,135
Premier Portfolio — Institutional Class (d)	853,136	853,136

Total Money Market Funds (Cost $1,706,271)		1,706,271

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—101.06% (Cost $65,903,704)		60,331,282

Investments Purchased with Cash Collateral from Securities on Loan—0.57%
Money Market Funds—0.57%
Liquid Assets Portfolio — Institutional Class (Cost $343,219)(d)(e)	343,219	343,219

TOTAL INVESTMENTS—101.63% (Cost $66,246,923)		60,674,501

OTHER ASSETS LESS LIABILITIES—(1.63)%		(973,685)

NET ASSETS—100.00%		$59,700,816

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Mid Cap Growth Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2011.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Van Kampen V.I. Mid Cap Growth Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes
Invesco Van Kampen V.I. Mid Cap Growth Fund

recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$60,674,501	$—	$—	$60,674,501
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2011 was $86,191,196 and $93,380,305, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$3,363,599
Aggregate unrealized (depreciation) of investment securities	(9,222,876)

Net unrealized (depreciation) of investment securities	$(5,859,277)

Cost of investments for tax purposes is $66,533,778.
Invesco Van Kampen V.I. Mid Cap Growth Fund

Invesco Van Kampen V.I. Mid Cap Value Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2011

VK-VIMCV-QTR-1 09/11	Invesco Advisers, Inc.

Schedule of Investments (a)
September 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—92.83%
Alternative Carriers—2.95%
TW Telecom, Inc. (b)	451,447	$7,457,904

Asset Management & Custody Banks—2.13%
Northern Trust Corp.	154,375	5,400,037

Computer Hardware—2.16%
Diebold, Inc.	198,472	5,459,965

Data Processing & Outsourced Services—3.22%
Fidelity National Information Services, Inc.	335,024	8,147,784

Diversified Banks—1.69%
Comerica, Inc.	186,209	4,277,221

Electric Utilities—5.79%
Edison International	248,853	9,518,627
Great Plains Energy, Inc.	266,657	5,146,480

		14,665,107

Electronic Manufacturing Services—1.41%
Flextronics International Ltd. (Singapore) (b)	631,879	3,557,479

Food Distributors—1.93%
Sysco Corp.	188,703	4,887,408

Food Retail—2.89%
Safeway, Inc.	439,838	7,314,506

Health Care Facilities—3.94%
Brookdale Senior Living Inc. (b)	373,196	4,679,878
HealthSouth Corp. (b)	354,373	5,290,789

		9,970,667

Heavy Electrical Equipment—1.94%
Babcock & Wilcox Co. (The) (b)	251,886	4,924,371

Home Furnishings—2.06%
Mohawk Industries, Inc. (b)	121,289	5,204,511

Housewares & Specialties—2.75%
Newell Rubbermaid, Inc.	586,361	6,960,105

Industrial Machinery—2.60%
Snap-On, Inc.	148,537	6,595,043
Insurance Brokers—5.11%
Marsh & McLennan Cos., Inc.	262,368	6,963,247
Willis Group Holdings PLC (Ireland)	173,468	5,962,095

		12,925,342

Integrated Oil & Gas—1.55%
Murphy Oil Corp.	89,055	3,932,669

Investment Banking & Brokerage—1.81%
Charles Schwab Corp. (The)	407,474	4,592,232

Motorcycle Manufacturers—3.32%
Harley-Davidson, Inc.	245,157	8,416,240

Multi-Utilities—4.73%
CenterPoint Energy, Inc.	332,353	6,520,766
Wisconsin Energy Corp.	174,161	5,449,498

		11,970,264

Office Electronics—2.72%
Zebra Technologies Corp. — Class A (b)	222,721	6,890,988

Office Services & Supplies—2.00%
Avery Dennison Corp.	201,441	5,052,140

Oil & Gas Exploration & Production—1.84%
Pioneer Natural Resources Co.	70,950	4,666,381

Oil & Gas Storage & Transportation—6.99%
El Paso Corp.	626,217	10,946,273
Williams Cos., Inc. (The)	276,777	6,736,752

		17,683,025

Packaged Foods & Meats—3.43%
ConAgra Foods, Inc.	358,479	8,682,361

Paper Packaging—2.07%
Sonoco Products Co.	185,976	5,250,102

Personal Products—1.48%
Avon Products, Inc.	190,568	3,735,133

Property & Casualty Insurance—2.69%
ACE Ltd. (Switzerland)	112,582	6,822,469

Regional Banks—4.06%
BB&T Corp.	238,869	5,095,076
Wintrust Financial Corp.	200,778	5,182,080

		10,277,156

Restaurants—2.30%
Darden Restaurants, Inc.	136,347	5,828,834

Retail REIT’s—1.70%
Weingarten Realty Investors	203,000	4,297,510

Specialty Chemicals—4.82%
Valspar Corp. (The)	182,604	5,699,071
W.R. Grace & Co. (b)	195,068	6,495,764

		12,194,835

Specialty Stores—2.06%
Staples, Inc.	391,730	5,210,009

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Mid Cap Value Fund

	Shares	Value

Trucking—0.69%
Swift Transportation Co. (b)	270,256	$1,740,449

Total Common Stocks & Other Equity Interests (Cost $253,696,895)		234,990,247

Preferred Stocks—0.49%
Health Care Facilities—0.49%
HealthSouth Corp., Series A, $65 Conv. Pfd. (Cost $1,262,586)	1,500	1,243,500

Money Market Funds—6.43%
Liquid Assets Portfolio — Institutional Class (c)	8,135,227	8,135,227
Premier Portfolio — Institutional Class (c)	8,135,226	8,135,226

Total Money Market Funds (Cost $16,270,453)		16,270,453

TOTAL INVESTMENTS—99.75% (Cost $271,229,934)		252,504,200

OTHER ASSETS LESS LIABILITIES—0.25%		621,541

NET ASSETS—100.00%		$253,125,741

Investment Abbreviations:

Conv.	- Convertible Stock

PFD	- Preferred Stock

REIT	- Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Mid Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Van Kampen V.I. Mid Cap Value Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Call Options Written and Purchased — The Fund may write and/or buy call options. A call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are
Invesco Van Kampen V.I. Mid Cap Value Fund

E.	Call Options Written and Purchased — (continued)

included in the Statement of Operation. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

F.	Put Options Purchased — The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$251,260,700	$1,243,500	$—	$252,504,200
Invesco Van Kampen V.I. Mid Cap Value Fund

NOTE 3 — Derivative Investments

Transactions During the Period
	Call Option Contracts
	Number of	Premiums
	Contracts	Received

Beginning of period	215	$67,120
Written	4,525	763,280
Closed	(3,825)	(665,848)
Expired	(915)	(164,552)

End of period	—	$—

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2011 was $68,860,421 and $90,370,898, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$17,474,948

Aggregate unrealized (depreciation) of investment securities	(37,152,161)

Net unrealized appreciation (depreciation) of investment securities	$(19,677,213)

Cost of investments for tax purposes is $272,181,413.

Item 2. Controls and Procedures.
(a)	As of September 16, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 16, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: November 29, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: November 29, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: November 29, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.